N-6	May 01, 2026 USD ($) yr
Prospectus:
Document Type	N-6
Entity Registrant Name	LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
Entity Central Index Key	0001048607
Entity Investment Company Type	N-6
Document Period End Date	May 01, 2026
Amendment Flag	false
Lincoln MoneyGuard Market Advantage 2024
Item 2. Key Information [Line Items]
Fees and Expenses [Text Block]
FEES AND EXPENSES	Location in Prospectus
Charges for Early Withdrawals
For a Full Surrender or Partial Surrender, for up to 14 years from the date of the Policy and up to 14 years from each increase in Specified Amount, you could pay a Surrender Charge of up to $56.59 (5.659%) per $1,000
of the Specified Amount.
For example, if your Policy has a Specified Amount of $100,000 and you
Surrender your Policy or take an early withdrawal, you could be assessed a charge of up to $5,659.
•Policy Charges and Fees
Transaction Charges
In addition to Surrender Charges, you may also be charged for other transactions, such as when you make a Premium Payment, transfer
Policy Value between Sub-Accounts, take a Partial Surrender or exercise certain benefits.
•Policy Charges and Fees
Ongoing Charges (annual charges)
•In addition to Surrender Charges and transaction charges, there are certain ongoing fees and expenses that are charged annually, monthly or daily.
•These fees include the Cost of Insurance Charge under the Policy, optional benefit charges, Administrative Fees, Mortality and Expense
Risk Charges and Policy Loan Interest.
•Certain fees are set based on characteristics of the Insured (e.g., age, gender, and rating classification). You should review your Policy
Specifications page for rates applicable to you.
•Owners will also bear expenses associated with the Underlying Funds under the Policy, as shown in the following table:
				•Policy Charges and Fees
	Annual Fee	Minimum	Maximum
	Underlying Fund Fees and Expenses*	0.23%	2.41%
	*As a percentage of Underlying Fund assets.

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
For a Full Surrender or Partial Surrender, for up to 14 years from the date of the Policy and up to 14 years from each increase in Specified Amount, you could pay a Surrender Charge of up to $56.59 (5.659%) per $1,000
of the Specified Amount.
For example, if your Policy has a Specified Amount of $100,000 and you
Surrender your Policy or take an early withdrawal, you could be assessed a charge of up to $5,659.
•Policy Charges and Fees

Surrender Charge Phaseout Period, Years | yr	14
Surrender Charge (of Amount Surrendered) Maximum [Percent]	5.659%
Surrender Charge Example Maximum [Dollars]	$ 5,659
Transaction Charges [Text Block]
Transaction Charges
In addition to Surrender Charges, you may also be charged for other transactions, such as when you make a Premium Payment, transfer
Policy Value between Sub-Accounts, take a Partial Surrender or exercise certain benefits.
•Policy Charges and Fees

Ongoing Fees and Expenses [Table Text Block]
Ongoing Charges (annual charges)
•In addition to Surrender Charges and transaction charges, there are certain ongoing fees and expenses that are charged annually, monthly or daily.
•These fees include the Cost of Insurance Charge under the Policy, optional benefit charges, Administrative Fees, Mortality and Expense
Risk Charges and Policy Loan Interest.
•Certain fees are set based on characteristics of the Insured (e.g., age, gender, and rating classification). You should review your Policy
Specifications page for rates applicable to you.
•Owners will also bear expenses associated with the Underlying Funds under the Policy, as shown in the following table:
				•Policy Charges and Fees
	Annual Fee	Minimum	Maximum
	Underlying Fund Fees and Expenses*	0.23%	2.41%
	*As a percentage of Underlying Fund assets.

Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.23%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	2.41%
Investment Options Footnotes [Text Block]	As a percentage of Underlying Fund assets.
Risks [Table Text Block]
	RISKS	Location in Prospectus
Risk of Loss	You can lose money by investing in the Policy, including loss of principal.	•Principal Risks of Investing in the Policy
Not a Short- Term Investment
•This Policy is not a short-term investment vehicle and is not appropriate for an investor who needs ready access to cash.
•Surrender Charges apply for up to 14 years from the Policy Date and
14 years from the date of any increase in your Specified Amount.
•Any charges may reduce the value of your Policy and death benefit.
•Tax deferral is more beneficial to investors with a long-time horizon.
•Principal Risks of Investing in the Policy •Policy Charges and Fees
Risks Associated with Investment Options
•An investment in the Policy is subject to the risk of poor investment performance of the investment options. Performance can vary
depending on the performance of the investment options available under the Policy.
•Each investment option (including any Fixed Account investment option) has its own unique risks. You should review each Underlying
Fund’s prospectus before making an investment decision.
•Principal Risks of Investing in the Policy
Insurance Company Risks
•Any obligations, guarantees, and benefits of the contract including the
Fixed Account investment option are subject to the claims-paying ability of Lincoln Life. If Lincoln Life experiences financial distress, it may not be able to meet its obligations to you. More information about
Lincoln Life, including its financial strength ratings, is available upon request from Lincoln Life by calling 1-800-487-1485 or by visiting
https://www.lfg.com/public/aboutus/investorrelations/
financialinformation.
•You may obtain our audited statutory financial statements, any unaudited statutory financial statements that may be available as well as ratings information by visiting our website at www.lfg.com/
VULprospectus.
•Principal Risks of Investing in the Policy •Lincoln Life, the Separate Account and the General Account
Policy Lapse
•Sufficient Premiums must be paid to keep your Policy in force. There is a risk of lapse if Premiums are too small in relation to the insurance amount and if investment results of the Sub-Accounts you have chosen are adverse or are less favorable than anticipated.
•While there is no cost to reinstate your Policy we must receive a payment sufficient to keep your Policy and any reinstated riders in force for at least two months after the date of reinstatement.
•Outstanding Policy Loans (plus interest) and Partial Surrenders will increase the risk of lapse. The death benefit will not be paid if the
Policy has lapsed.
•Principal Risks of Investing in the Policy •Lapse and Reinstatement

Investment Restrictions [Text Block]	•We reserve the right to charge for each transfer between Sub-Accounts in excess of 24 transfers per year.•We reserve the right to add, remove, or substitute Sub-Accounts as investment options under the Policy, subject to state or federal laws and regulations. An Underlying Fund may be merged into another Underlying Fund. An Underlying Fund may discontinue offering their shares to the Sub-Accounts.•There are significant limitations on your right to transfer amounts in the Fixed Account and, due to these limitations, if you want to transfer the entire balance of the Fixed Account to one or more Sub-Accounts, it may take several years to do so.•We impose Allocation Requirements to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under the Value Protection Rider and to make payments that would not be required in the absence of this Rider’s provisions. Please see Appendix B: Current Investment Restrictions for Optional Benefits
Optional Benefit Restrictions [Text Block]	•Riders may alter the benefits or charges in your Policy. Rider availability and benefits may vary by state of issue or selling broker-dealer and their election may have tax consequences. Riders may have restrictions or limitations, and we may modify or terminate a rider, as allowed. If you elect a particular rider, it may restrict or enhance the terms of your policy, or restrict the availability or terms of other riders or Policy features.
Tax Implications [Text Block]	•You should always consult with a tax professional to determine the tax implications of an investment in and payments received under the Policy.•There is no additional tax benefit to you if the Policy is purchased through a tax-qualified plan or individual retirement account (IRA).•Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties.
Investment Professional Compensation [Text Block]	•Your registered representative may receive compensation for selling the Policy to investors.•These registered representatives may have a financial incentive to offer or recommend the Policy over another investment for which the registered representative is not compensated (or compensated less).•Registered representatives may be eligible for certain cash and non-cash benefits. Cash compensation includes bonuses and allowances based on factors such as sales, productivity and persistency. Non-cash compensation includes various recognition items such as prizes and awards as well as attendance at, and payment of the costs associated with attendance at, conferences, seminars and recognition trips, and also includes contributions to certain individual plans such as pension and medical plans.
Exchanges [Text Block]	•Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange your Policy if you determine, after comparing the features, fees, and risks of both policies, that it is preferable for you to purchase the new policy rather than continue to own the existing policy.
Item 4. Fee Table [Text Block]	Fee TableThe following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Policy. Please refer to your Policy Specifications for information about the specific fees you will pay each year based on the options you have elected. The fees shown in the tables below are the maximums we can charge.Transaction FeesThe first table describes the fees and expenses that you will pay at the time that you buy your Policy, surrender or make withdrawals from your Policy, or transfer cash value between Sub-Accounts.
Charge	When Charge is Deducted	Amount Deducted
Maximum Sales Charge Imposed on Premiums (Load)	When you pay a Premium	As a percentage of the Premium Payment paid:[1]
•25% in all Policy Years
Premium Tax	When you pay a Premium	Inclusive of 2% charge for state premium and federal tax obligations
Maximum Surrender Charge (Load)*	When you take a Full Surrender or reduce the Specified Amount[2,3]	•Maximum charge: $56.59 per $1,000 of Specified Amount
•Maximum Charge for a Representative Insured (female, age 45, standard, in year one): $25.06 per $1,000 of Specified Amount
Partial Surrender Fee	When a Partial Surrender is made	$56.59 per $1,000 withdrawn plus $150
Transfer Fee	Applied to any transfer request in excess of 24 made during any Policy Year	$25 for each additional transfer
*Charge varies based on individual characteristics of the Insured. The charges and costs shown in the table may not be representative of the charges and costs that a particular Owner will pay. You may obtain more information about the particular charges that would apply to you by requesting a personalized policy Illustration from your registered representative.[1]The Maximum Sales Charge Imposed on Premiums is anticipated to cover the Company's costs for sales expenses and any policy-related state and federal tax liabilities. Policy-related taxes imposed by states range from 0% to 5%. In considering policy-related state taxes components of the sales charge, the Company considers the average of the taxes imposed by the states rather than any taxes specifically imposed by the state in which the Owner resides. We use an average of 2% to account for state and federal tax obligations.[2]During the life of the Policy, you may request one or more Partial Surrenders. Each must be at least $500 and after such Partial Surrender the Surrender Value of this Policy as of the end of the Valuation Period must be at least $500. [3]For up to 14 years from the Policy Date and up to 14 years from the effective date of each increase in Specified Amount, a Surrender Charge, shown on your Policy Specifications, will be deducted at the time you effect a Full Surrender of your Policy. For up to 14 years from the Policy Date or up to 14 years from the effective date of each increase in Specified Amount, a Surrender Charge may be deducted at the time you effect a Reduction in Specified Amount.Periodic Charges Other Than Annual Underlying Fund Fees and Operating ExpensesThe next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including Underlying Fund fees and operating expenses.
Charge	When Charge is Deducted	Amount Deducted
Base Contract Charges
Cost of Insurance*	Monthly	As a dollar amount per $1,000 of Net Amount at Risk:
•Maximum: $83.33333 per $1,000
•Minimum: $0.04084 per $1,000
•Maximum Charge for a Representative Insured (female, age 45, standard non-tobacco, in year one): $0.12008 per $1,000
Mortality and Expense Risk Charge (“M&E”) A percentage of the value of the Separate Account calculated monthly.	Monthly	Maximum of 1.5% (effective annual rate)
Maximum Asset Charge A percentage of the value of the Fixed Account and Loan Account, calculated monthly.	Monthly	Maximum of 1.5% (effective annual rate)
Administrative Fee*	Monthly	For a period of longer than 20 Policy Years or increase in Specified Amount, a monthly fee per $1,000:
•Maximum: $1.253 per $1,000
•Minimum: $0.351 per $1,000
•Maximum Charge for a Representative Insured (female, age 45, standard, non-tobacco): $0.351 per $1,000
Charge	When Charge is Deducted	Amount Deducted
Policy Loan Interest	Annually	A percentage of the amount held in the Loan Account:[1]
•3.00%
Optional Benefit Charges
Long-Term Care Benefits Rider* Base Charge Rate	Monthly	As a dollar amount per $1,000 of Base LTC Limit Value:
•Maximum: $2.44965 per $1,000
•Minimum: $0.0977 per $1,000
•Maximum Charge for a Representative Insured (male, age 45): $1.12301 per $1,000
Long-Term Care Benefits Rider* Excess Charge Rate	Monthly	As a dollar amount per $1,000 of highest LTC Limit Value minus Base LTC Limit Value:
•Maximum: $1.53822 per $1,000
•Minimum: $0.06651 per $1,000
•Maximum Charge for a Representative Insured (male, age 45): $0.81886 per $1,000
Benefit Transfer Rider Loan	Annually	A percentage of the Loan balance amount against the rider’s Cash Surrender Value:
•4%
*Charge varies based on individual characteristics of the Insured and Right to Purchase Optional Inflation Protection election shown in the Policy Specifications. The charges and costs shown in the table may not be representative of the charges and costs that a particular Owner will pay. You may obtain more information about the particular charges that would apply to you by requesting a personalized policy Illustration from your registered representative. Please see the “Long-Term Care Benefit Rider” subsection “Right to Purchase Optional Inflation Protection” of this prospectus for more information.[1]Although deducted annually, interest accrues daily. As described in the section headed “Policy Loans”, when you request a Policy Loan, amounts equal to the amount of the loan you request are withdrawn from the Sub-Accounts and the Fixed Account in proportion to their respective values. Such amount is transferred to the Loan Account, which is part of the Company’s General Account. Amounts in the Loan Account are credited interest at an effective annual rate guaranteed not to be less than 1% in all Policy Years. Taking into account the Asset Charge, the net cost of your Policy Loan is 3.50% in all Policy Years.The next table shows the minimum and maximum total operating expenses charged by the Underlying Funds that you may pay periodically during the time that you own the Policy. A complete list of Underlying Funds available under the Policy, including their annual expenses, may be found in Appendix A: Funds Available Under the Policy.
Annual Fund Expenses	Minimum	Maximum
(expenses are deducted from fund assets, including management fees, distribution, and/or 12b-1 fees, and other expenses)	0.23%	2.41%*
*The Total Annual Operating Expenses shown in the table do not reflect waivers and reductions. Refer to the Underlying Fund’s prospectus for specific information on any waivers or reductions in effect.
Transaction Expenses [Table Text Block]
Charge	When Charge is Deducted	Amount Deducted
Maximum Sales Charge Imposed on Premiums (Load)	When you pay a Premium	As a percentage of the Premium Payment paid:[1]
•25% in all Policy Years
Premium Tax	When you pay a Premium	Inclusive of 2% charge for state premium and federal tax obligations
Maximum Surrender Charge (Load)*	When you take a Full Surrender or reduce the Specified Amount[2,3]	•Maximum charge: $56.59 per $1,000 of Specified Amount
•Maximum Charge for a Representative Insured (female, age 45, standard, in year one): $25.06 per $1,000 of Specified Amount
Partial Surrender Fee	When a Partial Surrender is made	$56.59 per $1,000 withdrawn plus $150
Transfer Fee	Applied to any transfer request in excess of 24 made during any Policy Year	$25 for each additional transfer
*Charge varies based on individual characteristics of the Insured. The charges and costs shown in the table may not be representative of the charges and costs that a particular Owner will pay. You may obtain more information about the particular charges that would apply to you by requesting a personalized policy Illustration from your registered representative.[1]The Maximum Sales Charge Imposed on Premiums is anticipated to cover the Company's costs for sales expenses and any policy-related state and federal tax liabilities. Policy-related taxes imposed by states range from 0% to 5%. In considering policy-related state taxes components of the sales charge, the Company considers the average of the taxes imposed by the states rather than any taxes specifically imposed by the state in which the Owner resides. We use an average of 2% to account for state and federal tax obligations.[2]During the life of the Policy, you may request one or more Partial Surrenders. Each must be at least $500 and after such Partial Surrender the Surrender Value of this Policy as of the end of the Valuation Period must be at least $500. [3]For up to 14 years from the Policy Date and up to 14 years from the effective date of each increase in Specified Amount, a Surrender Charge, shown on your Policy Specifications, will be deducted at the time you effect a Full Surrender of your Policy. For up to 14 years from the Policy Date or up to 14 years from the effective date of each increase in Specified Amount, a Surrender Charge may be deducted at the time you effect a Reduction in Specified Amount.
Sales Load, Description [Text Block]	Maximum Sales Charge Imposed on Premiums (Load)
Sales Load, When Deducted [Text Block]	When you pay a Premium
Sales Load (of Premium Payments), Maximum [Percent]	25.00%
Sales Load, Footnotes [Text Block]	The Maximum Sales Charge Imposed on Premiums is anticipated to cover the Company's costs for sales expenses and any policy-related state and federal tax liabilities. Policy-related taxes imposed by states range from 0% to 5%. In considering policy-related state taxes components of the sales charge, the Company considers the average of the taxes imposed by the states rather than any taxes specifically imposed by the state in which the Owner resides. We use an average of 2% to account for state and federal tax obligations.
Premium Taxes, Description [Text Block]	Premium Tax
Premium Taxes, When Deducted [Text Block]	When you pay a Premium
Premium Taxes (of Premium Payments), Maximum [Percent]	2.00%
Deferred Sales Charge, Description [Text Block]	Maximum Surrender Charge (Load)*
Deferred Sales Charge, When Deducted [Text Block]	When you take a Full Surrender or reduce the Specified Amount[2,3]
Deferred Sales Load (of Other Amount), Maximum [Percent]	56.59%
Deferred Sales Load, Footnotes [Text Block]	•Maximum Charge for a Representative Insured (female, age 45, standard, in year one): $25.06 per $1,000 of Specified AmountDuring the life of the Policy, you may request one or more Partial Surrenders. Each must be at least $500 and after such Partial Surrender the Surrender Value of this Policy as of the end of the Valuation Period must be at least $500. [3]For up to 14 years from the Policy Date and up to 14 years from the effective date of each increase in Specified Amount, a Surrender Charge, shown on your Policy Specifications, will be deducted at the time you effect a Full Surrender of your Policy. For up to 14 years from the Policy Date or up to 14 years from the effective date of each increase in Specified Amount, a Surrender Charge may be deducted at the time you effect a Reduction in Specified Amount.
Other Surrender Fees, Description [Text Block]	Partial Surrender Fee
Other Surrender Fees, When Deducted [Text Block]	When a Partial Surrender is made
Other Surrender Fees, Maximum [Dollars]	$ 150
Other Surrender Fees (of Other Amount), Maximum [Percent]	56.59%
Transfer Fees, Description [Text Block]	Transfer Fee
Transfer Fees, When Deducted [Text Block]	Applied to any transfer request in excess of 24 made during any Policy Year
Transfer Fee, Maximum [Dollars]	$ 25
Periodic Charges [Table Text Block]	Periodic Charges Other Than Annual Underlying Fund Fees and Operating ExpensesThe next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including Underlying Fund fees and operating expenses.
Charge	When Charge is Deducted	Amount Deducted
Base Contract Charges
Cost of Insurance*	Monthly	As a dollar amount per $1,000 of Net Amount at Risk:
•Maximum: $83.33333 per $1,000
•Minimum: $0.04084 per $1,000
•Maximum Charge for a Representative Insured (female, age 45, standard non-tobacco, in year one): $0.12008 per $1,000
Mortality and Expense Risk Charge (“M&E”) A percentage of the value of the Separate Account calculated monthly.	Monthly	Maximum of 1.5% (effective annual rate)
Maximum Asset Charge A percentage of the value of the Fixed Account and Loan Account, calculated monthly.	Monthly	Maximum of 1.5% (effective annual rate)
Administrative Fee*	Monthly	For a period of longer than 20 Policy Years or increase in Specified Amount, a monthly fee per $1,000:
•Maximum: $1.253 per $1,000
•Minimum: $0.351 per $1,000
•Maximum Charge for a Representative Insured (female, age 45, standard, non-tobacco): $0.351 per $1,000
Charge	When Charge is Deducted	Amount Deducted
Policy Loan Interest	Annually	A percentage of the amount held in the Loan Account:[1]
•3.00%
Optional Benefit Charges
Long-Term Care Benefits Rider* Base Charge Rate	Monthly	As a dollar amount per $1,000 of Base LTC Limit Value:
•Maximum: $2.44965 per $1,000
•Minimum: $0.0977 per $1,000
•Maximum Charge for a Representative Insured (male, age 45): $1.12301 per $1,000
Long-Term Care Benefits Rider* Excess Charge Rate	Monthly	As a dollar amount per $1,000 of highest LTC Limit Value minus Base LTC Limit Value:
•Maximum: $1.53822 per $1,000
•Minimum: $0.06651 per $1,000
•Maximum Charge for a Representative Insured (male, age 45): $0.81886 per $1,000
Benefit Transfer Rider Loan	Annually	A percentage of the Loan balance amount against the rider’s Cash Surrender Value:
•4%
*Charge varies based on individual characteristics of the Insured and Right to Purchase Optional Inflation Protection election shown in the Policy Specifications. The charges and costs shown in the table may not be representative of the charges and costs that a particular Owner will pay. You may obtain more information about the particular charges that would apply to you by requesting a personalized policy Illustration from your registered representative. Please see the “Long-Term Care Benefit Rider” subsection “Right to Purchase Optional Inflation Protection” of this prospectus for more information.[1]Although deducted annually, interest accrues daily. As described in the section headed “Policy Loans”, when you request a Policy Loan, amounts equal to the amount of the loan you request are withdrawn from the Sub-Accounts and the Fixed Account in proportion to their respective values. Such amount is transferred to the Loan Account, which is part of the Company’s General Account. Amounts in the Loan Account are credited interest at an effective annual rate guaranteed not to be less than 1% in all Policy Years. Taking into account the Asset Charge, the net cost of your Policy Loan is 3.50% in all Policy Years.
Insurance Cost, Description [Text Block]	Cost of Insurance
Insurance Cost, When Deducted [Text Block]	Monthly
Insurance Cost, Representative Investor [Text Block]	Maximum Charge for a Representative Insured (female, age 45, standard non-tobacco, in year one): $0.12008 per $1,000
Insurance Cost (of Face Amount), Maximum [Percent]	83.33333%
Insurance Cost (of Face Amount), Minimum [Percent]	0.04084%
Expense Risk Fees, Description [Text Block]	Maximum Asset ChargeA percentage of the value of the Fixed Account and Loan Account, calculated monthly.
Expense Risk Fees, When Deducted [Text Block]	Monthly
Expense Risk Fees (of Face Amount), Maximum [Percent]	1.50%
Mortality and Expense Risk Fees, Description [Text Block]	Mortality and Expense Risk Charge (“M&E”)A percentage of the value of the Separate Account calculated monthly.
Mortality and Expense Risk Fees, When Deducted [Text Block]	Monthly
Mortality And Expense Risk Fees (of Face Amount), Maximum [Percent]	1.50%
Administrative Expenses, Description [Text Block]	Administrative Fee*
Administrative Expenses, When Deducted [Text Block]	Monthly
Administrative Expenses, Representative Investor [Text Block]	Maximum Charge for a Representative Insured (female, age 45, standard, non-tobacco): $0.351 per $1,000
Administrative Expense (of Face Amount), Maximum [Percent]	1.253%
Administrative Expense (of Face Amount), Minimum [Percent]	0.351%
Annual Portfolio Company Expenses [Table Text Block]
Annual Fund Expenses	Minimum	Maximum
(expenses are deducted from fund assets, including management fees, distribution, and/or 12b-1 fees, and other expenses)	0.23%	2.41%*

Portfolio Company Expenses [Text Block]	(expenses are deducted from fund assets, including management fees, distribution, and/or 12b-1 fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.23%
Portfolio Company Expenses Maximum [Percent]	2.41%
Portfolio Company Expenses, Footnotes [Text Block]	The Total Annual Operating Expenses shown in the table do not reflect waivers and reductions. Refer to the Underlying Fund’s prospectus for specific information on any waivers or reductions in effect.
Item 5. Principal Risks [Table Text Block]	PRINCIPAL RISKS OF INVESTING IN THE POLICYFluctuating Investment Performance. A Sub-Account is not guaranteed and will increase and decrease in value according to investment performance of the Underlying Fund. Policy values in the Sub-Accounts are not guaranteed. If you put money into the Sub-Accounts, you assume all the investment risk on that money. A comprehensive discussion of each Sub-Account’s and Underlying Fund's objective and risk is found in this prospectus and in each Underlying Fund's prospectus, respectively. You should review these prospectuses before making your investment decision. Your choice of Sub-Accounts and the performance of the Underlying Funds will impact the Policy's Accumulation Value and will impact how long the Policy remains in force, its tax status, the amount of Premium you need to pay to keep the Policy in force, and may impact the amount of long-term care benefits that may be available under the Long-Term Care Benefits Rider.Policy Values in the Fixed Account. Premium Payments and policy values allocated to the Fixed Account are held in the Company's General Account. Note that there are significant limitations on your right to transfer amounts in the Fixed Account and, due to these limitations, if you want to transfer the entire balance of the Fixed Account to one or more Sub-Accounts, it may take several years to do so. Therefore, you should carefully consider whether the Fixed Account meets your investment needs. We issue other types of insurance policies and financial products as well. In addition to any amounts we are obligated to pay in excess of policy value under the Policy, we also pay our obligations under these products from our assets in the General Account. Moreover, unlike assets held in the Separate Account, the assets of the General Account are subject to the general liabilities of the Company and, therefore, to the Company’s General Account creditors. In the event of an insolvency of receivership, payments we make from our General Account to satisfy claims under the Policy would generally receive the same priority as our other Owners’ obligations.The General Account is not segregated or insulated from the claims of the insurance company’s creditors. Investors look to the financial strength of the insurance company’s fulfillment of the contractual promises and guarantees we make to you in the Policy, including those relating to the payment of death benefits. Therefore, guarantees provided by the insurance company as to benefits promised in the prospectus are subject to the claims-paying ability of the insurance company and are subject to the risk that the insurance company may not be able to cover or may default on its obligations under those guarantees.For more information, please see “Lincoln Life, The Separate Account and The General Account” or “Transfers” sections of this prospectus.Costs Subject to Change. The Tables of Fees contained in this prospectus reflect the guaranteed maximum charges applicable to the Policy. At the time you purchase the Policy, some of those charges are likely to be assessed at rates less than the maximum rates shown but are subject to adjustment as described in the Policy Charges and Fees section. Such charges are referred to as non-guaranteed elements or “NGEs”. A change to one or more of these NGEs can affect your Policy's performance, including coverage duration, premiums required to keep your Policy in force, as well as the Policy's Surrender Value.Unsuitable for Short-Term Investment. This Policy is intended for long-term financial and investment planning for persons needing death benefit protection, and it is unsuitable for short-term goals. Your Policy is not designed to serve as a vehicle for frequent trading.Policy Lapse. Sufficient Premiums must be paid to keep your Policy in force. There is a risk of lapse if Premiums are too low in relation to the insurance amount and if investment results of the Sub-Accounts you have chosen are adverse or are less favorable than anticipated. Outstanding Policy Loans and Partial Surrenders will increase the risk of lapse.In addition to paying sufficient Premiums and being cognizant of the impact of outstanding Policy Loans and Partial Surrenders on policy values, you also have the Value Protection Rider, briefly noted above and discussed in more detail in the “Other Benefits Available Under the Policy” section of this prospectus, to help you manage some of the risk of Policy Lapse.Policy Loans. Outstanding Policy Loans and accrued interest reduce the Policy's death benefit and Accumulation Value. If at any time the total Debt against your Policy, including interest accrued but not due, equals or exceeds the then current Accumulation Value less Surrender Charges, the Policy will terminate subject to the conditions in the Grace Period provision. If your Policy lapses while a loan is outstanding, the borrowed amount may be taxable to you to the extent your Policy's value exceeds your basis in the Policy. There may be adverse tax consequences in the event that your Policy lapses with an outstanding loan balance.Decreasing Death Benefit and Long-Term Care Benefit Payment. Any outstanding Policy Loans and any amount that you have surrendered will reduce your Policy’s death benefit and may reduce the amount you receive as a monthly long-term care benefit (as a portion will be used to repay any outstanding debt under the Policy as described in the Long-Term Care Benefits Rider).Consequences of Surrender. Surrender Charges are assessed if you surrender your Policy up to 14 years from the Policy Date and up to 14 years from each increase in Specified Amount. Depending on the amount of Premium paid, or any Reduction in Specified Amount, there may be little or no Surrender Value available. Partial Surrenders may reduce the policy value and death benefit, and may increase the risk of lapse. To avoid lapse, you may be required to make additional Premium Payments. Full or Partial Surrenders may result in tax consequences.Investment Restriction Compliance. While you own the Value Protection Rider, you may be subject to certain requirements and limitations that restrict your allocations among the Sub-Accounts and the Fixed Account. These restrictions are described in the “Value Protection Rider” section under the “Allocation Requirements” section later in this prospectus and the “Current Investment Restrictions for Optional Benefits – Value Protection Rider” section of Appendix A: Funds Available Under the Policy. The Allocation Requirements are intended to reduce our risk that we may be required to use our own assets to fulfill our no-lapse guarantees under the rider. As described further in the funds’ prospectuses, certain Underlying Funds that are included within the investment restrictions, including funds managed by an adviser affiliated with us, employ risk management strategies that are intended to manage the funds’ overall volatility or limit the funds’ losses during significant market downturns. While these risk management strategies could help to reduce negative impacts of market volatility and market downturns, they could also limit your participation in market gains. Overall, the Allocation Requirements that may be imposed under the Value Protection Rider may conflict with your personal investment objectives and limit your ability to maximize potential growth of your Accumulation Value. You should consult with your registered representative to determine whether the Allocation Requirements align with your investment objectives.You will be notified at least 30 days prior to the date of any change in the Allocation Requirements. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under the Rider. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the Sub-Account investments.At the time you receive notice of a change to the Allocation Requirements, if you are not in compliance with the new Allocation Requirements, you may:1.submit your own reallocation instructions for the Accumulation Value, before the effective date specified in the notice, so that the Allocation Requirements are satisfied; or2.take no action and be subject to quarterly rebalancing. If this results in a change to your allocation instructions, then these will be your new allocation instructions until you tell us otherwise; or3.elect to terminate the Rider immediately, without waiting for a termination event.Please note, upon a change in Allocation Requirements, we will not reallocate any of your Policy’s Accumulation Value except pursuant to your instructions in writing or by telephone (if you have previously authorized telephone transfers in writing). Failure to timely reallocate your Policy Accumulation Value in accordance with any new Allocation Requirements will cause your Rider to terminate.Tax Consequences. As noted in greater detail in the section headed “Tax Issues”, the federal income tax treatment of life insurance is complex and current tax treatment of life insurance may change. There are other federal tax consequences such as estate, gift and generation skipping transfer taxes, as well as state and local income, estate and inheritance tax consequences. You should always consult a tax advisor about the application of federal and state tax rules to your individual situation. The following discussion highlights tax risks in general, summary terms. Tax Treatment of Life Insurance and Long-Term Care Insurance Contracts. Your Policy is designed to enjoy the favorable tax treatment afforded life insurance, including the exclusion of death benefits from income tax, the ability to take distributions and loans over the life of your Policy, and the deferral of taxation of any increase in the value of your Policy. If the Policy does fail to qualify as life insurance, you will be subject to the denial of those important benefits and any deductions to cover any Long-Term Care benefit riders may be taxable. In addition, if you pay more Premiums than permitted under the federal tax law your Policy may still be life insurance but will be classified as a Modified Endowment Contract (“MEC”) whereby only the tax benefits applicable to death benefits will apply and distributions will be subject to immediate taxation and to an added penalty tax.Tax Law Compliance. We believe that the Policy will satisfy the federal tax law definition of life insurance and Long-Term Care insurance, and we will monitor your Policy for compliance with the tax law requirements. The discussion of the tax treatment of your Policy is based on the current Policy, as well as the current rules and regulations governing life insurance. Please note that changes made to the Policy, as well as any changes in the current tax law requirements, may affect the Policy’s qualification as life insurance and Long-Term Care insurance or may have other tax consequences.Cybersecurity and Business Interruption Risks. We rely heavily on our computer systems and those of our business partners and service providers to conduct our business. As such, our business is vulnerable to cybersecurity risks and business interruption risks. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data; interference with or denial of service; attacks on websites or systems; operational disruptions; and unauthorized release of confidential customer or business information. Cybersecurity risks affecting us, any third-party administrators, underlying funds, index providers, intermediaries, and service providers may adversely affect us and/or your Policy. For instance, systems failures and cyberattacks may interfere with our processing of Policy transactions, including order processing; impact our ability to calculate Policy values; cause the release and possible destruction of confidential customer or business information; and/or subject us to regulatory fines, litigation, financial losses or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the Underlying Funds invest (or the securities that compose an Index), which may cause your Policy to lose value. There can be no assurance that systems disruptions, cyberattacks and information security breaches will always be detected, prevented, or avoided in the future. In addition to cybersecurity risks, we are exposed to risks related to natural and man-made disasters, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts. Any such disasters could interfere with our business and our ability to administer the Policy. For example, they could lead to delays in our processing of Policy transactions, including orders from Policy Owners, or could negatively impact our ability to calculate Policy values. They may also impact the issuers of securities in which the Underlying Funds invest (or the securities that compose an Index), which may cause your Policy to lose value. There can be no assurance that negative impacts associated with natural and man-made disasters will always be avoided.
Item 10. Standard Death Benefits (N-6) [Table Text Block]	DEATH BENEFITSThe “Death Benefit Proceeds” is the amount payable to the Beneficiary upon the death of the Insured. Loans, loan interest, Partial Surrenders, and overdue charges (such as Monthly Deductions), if any, are deducted from the Death Benefit Proceeds prior to payment. The Long-Term Care Benefits Rider and the Value Protection Rider, may impact the amount payable as Death Benefit Proceeds in your Policy. The annual statement you receive will show whether or not the No-Lapse Provision is maintaining your Policy in force. Death Benefit ProceedsThe Death Benefit Proceeds payable upon the death of the Insured will be the greater of:1)the Specified Amount on the date of the death of the Insured, less any Debt; 2)an amount equal to the Accumulation Value on the date of death multiplied by the applicable percentage shown in the Corridor Percentages Table in the Policy Specifications, less any Debt. (Please note that the investment performance of the Sub-Accounts you have chosen will impact the Accumulation Value and therefore may affect the amount of Death Benefit Proceeds payable.); or3)the residual death benefit described in the Long-Term Care Benefits Rider, if that rider is in force on the date of the Insured’s death. Changes to the Initial Specified AmountWithin certain limits, you may decrease (reduce) or, with satisfactory evidence of insurability, increase the Specified Amount. Any increase in Specified Amount may increase the Net Amount at Risk and the Cost of Insurance Charge. (See the “Cost of Insurance Charge” section of this prospectus.) The minimum Specified Amount after any change is shown on your Policy Specifications.A Partial Surrender may reduce the Specified Amount. If the Specified Amount is reduced as a result of a Partial Surrender, the death benefit may also be reduced. (See section headed “Policy Surrenders - Partial Surrender” for details as to the impact a Partial Surrender may have on the Specified Amount.)You must submit all requests for changes in the Specified Amount in writing to our Administrative Office. The minimum increase in Specified Amount as shown on your Policy Specifications. If you request a change, a supplemental application and evidence of insurability must also be submitted to us.If you increase the Specified Amount, there will be additional Surrender Charges in the event you request a surrender of the Policy. A Surrender Charge may apply to a decrease in Specified Amount. Please refer to the Surrender Charges section of this prospectus for more information on conditions that would cause a Surrender Charge to be applied. A table of Surrender Charges is included in each Policy. Any Reduction in Specified Amount will be made against the Initial Specified Amount and any later increase in the Specified Amount on a last in, first out basis. Any increase in the Specified Amount will increase the amount of the Surrender Charge applicable to your Policy. Changes in Specified Amount do not affect the Premium Load as a percentage of Premium.We may decline any request for Reduction in Specified Amount if, after the change, the Specified Amount would be less than the minimum Specified Amount. We may also decline such a request if it would reduce the Specified Amount below the level required to maintain the Policy as life insurance for purposes of federal income tax law according to the death benefit qualification test you elected at the time you applied for the Policy.Also, because the death benefit qualification test, as discussed below, require certain ratios between the Policy’s Accumulation Value and death benefit, we may increase the Policy’s death benefit above the Specified Amount in order to satisfy the test. If the increase in the Policy’s death benefit causes an increase in the Net Amount at Risk, charges for the Cost of Insurance Charge will increase as well.Any change is effective on the first Monthly Anniversary Day on, or after, the date of approval of the request by Lincoln Life, provided that any increase in cost is either included in a Premium Payment by you or the Policy’s Accumulation Value is sufficient to cover the increased Monthly Deduction. If the Monthly Deduction amount would increase as a result of the change, the changes will be effective on the first Monthly Anniversary Day on which the Accumulation Value is equal to, or greater than, the Monthly Deduction amount.Death Benefit Qualification TestThis Policy is designed to provide a death benefit that qualifies under the “Cash Value Accumulation Test” (“CVAT”) as defined in Section 7702 of the Internal Revenue Code of 1986 as amended (“Code”). The Cash Value Accumulation Test requires that the death benefit be sufficient to prevent the Accumulation Value from ever exceeding the “Net Single Premium” required to fund the future benefits under the Policy. (The “Net Single Premium” is calculated in accordance with Section 7702 of the Code and is based on the Insured’s age, risk classification and gender.) At any time the Accumulation Value is greater than the Net Single Premium for the proposed death benefit, the death benefit will be automatically increased by multiplying the Accumulation Value by a percentage that is defined as $1,000 divided by the Net Single Premium. A table of the applicable percentage factors will be included as a part of the Policy Specifications when you receive your Policy.Payment of Death Benefit ProceedsProof of death should be furnished to us at our Administrative Office as soon as possible after the death of the Insured. This notification must include a certified copy of an official death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other proof satisfactory to us.After receipt at our Administrative Office of proof of death of the Insured and any other necessary claims requirements, the Death Benefit Proceeds will be paid. The proceeds will be paid in a lump sum or in accordance with any settlement option selected by the Owner or the Beneficiary. Payment of the Death Benefit Proceeds may be delayed if your Policy is contested or if Separate Account Values cannot be determined. Every state has unclaimed property laws which generally declare property, including monies owed (such as death benefits) to be abandoned if unclaimed or uncashed after a period (typically three to five years) from the date the property is intended to be delivered or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered and, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you contact us and update your Beneficiary designations, including addresses, if and as they change.
Additional Information about Standard Death Benefits, Note (N-6) [Text Block]	Changes to the Initial Specified AmountWithin certain limits, you may decrease (reduce) or, with satisfactory evidence of insurability, increase the Specified Amount. Any increase in Specified Amount may increase the Net Amount at Risk and the Cost of Insurance Charge. (See the “Cost of Insurance Charge” section of this prospectus.) The minimum Specified Amount after any change is shown on your Policy Specifications.A Partial Surrender may reduce the Specified Amount. If the Specified Amount is reduced as a result of a Partial Surrender, the death benefit may also be reduced. (See section headed “Policy Surrenders - Partial Surrender” for details as to the impact a Partial Surrender may have on the Specified Amount.)You must submit all requests for changes in the Specified Amount in writing to our Administrative Office. The minimum increase in Specified Amount as shown on your Policy Specifications. If you request a change, a supplemental application and evidence of insurability must also be submitted to us.If you increase the Specified Amount, there will be additional Surrender Charges in the event you request a surrender of the Policy. A Surrender Charge may apply to a decrease in Specified Amount. Please refer to the Surrender Charges section of this prospectus for more information on conditions that would cause a Surrender Charge to be applied. A table of Surrender Charges is included in each Policy. Any Reduction in Specified Amount will be made against the Initial Specified Amount and any later increase in the Specified Amount on a last in, first out basis. Any increase in the Specified Amount will increase the amount of the Surrender Charge applicable to your Policy. Changes in Specified Amount do not affect the Premium Load as a percentage of Premium.We may decline any request for Reduction in Specified Amount if, after the change, the Specified Amount would be less than the minimum Specified Amount. We may also decline such a request if it would reduce the Specified Amount below the level required to maintain the Policy as life insurance for purposes of federal income tax law according to the death benefit qualification test you elected at the time you applied for the Policy.Also, because the death benefit qualification test, as discussed below, require certain ratios between the Policy’s Accumulation Value and death benefit, we may increase the Policy’s death benefit above the Specified Amount in order to satisfy the test. If the increase in the Policy’s death benefit causes an increase in the Net Amount at Risk, charges for the Cost of Insurance Charge will increase as well.Any change is effective on the first Monthly Anniversary Day on, or after, the date of approval of the request by Lincoln Life, provided that any increase in cost is either included in a Premium Payment by you or the Policy’s Accumulation Value is sufficient to cover the increased Monthly Deduction. If the Monthly Deduction amount would increase as a result of the change, the changes will be effective on the first Monthly Anniversary Day on which the Accumulation Value is equal to, or greater than, the Monthly Deduction amount.Death Benefit Qualification TestThis Policy is designed to provide a death benefit that qualifies under the “Cash Value Accumulation Test” (“CVAT”) as defined in Section 7702 of the Internal Revenue Code of 1986 as amended (“Code”). The Cash Value Accumulation Test requires that the death benefit be sufficient to prevent the Accumulation Value from ever exceeding the “Net Single Premium” required to fund the future benefits under the Policy. (The “Net Single Premium” is calculated in accordance with Section 7702 of the Code and is based on the Insured’s age, risk classification and gender.) At any time the Accumulation Value is greater than the Net Single Premium for the proposed death benefit, the death benefit will be automatically increased by multiplying the Accumulation Value by a percentage that is defined as $1,000 divided by the Net Single Premium. A table of the applicable percentage factors will be included as a part of the Policy Specifications when you receive your Policy.
Item 11. Other Benefits Available (N-6) [Text Block]	OTHER BENEFITS AVAILABLE UNDER THE POLICYIn addition to the Death Benefit under the Policy, other standard and optional benefits may also be available to you. The following table summarizes information about those benefits. Information about the fees associated with each benefit included in the table may be found in the Fee Table. More information about each rider follows the table.
Name of Benefit	Purpose	Standard or Optional	Brief Description of Restrictions/Limitations
Long-Term Care Benefits Rider	Provides benefit payments for the Indemnity Choice Option, and/or to reimburse expenses incurred by the Insured for Covered Services.	Standard
•Amounts we pay and/or reimburse are subject to a
monthly maximum dollar amount each calendar
month.
•Availability is subject to underwriting criteria
(including age and state of health) at time of Policy
purchase only.
•The long-term care services must meet conditions of
the rider to qualify for reimbursement.

Name of Benefit	Purpose	Standard or Optional	Brief Description of Restrictions/Limitations
Benefit Transfer Rider	Provides Beneficiary(ies) of an Eligible Policy the option to use all or a portion of the Death Benefit Proceeds as a single premium to purchase, without underwriting Rider Benefit.	Standard
•The Insured under this Policy must be the Beneficiary
of an Eligible Policy, and must make the election to
purchase Rider Benefit under this Rider at the time
they make their election of settlement option under
such Eligible Policy.
•The Insured under this Policy must be no less than
attained age 50 and no more than attained age 120 on
the Purchase Date.
•The LTC Benefit Limit under the Long-Term Care
Benefits Rider attached to the Policy must be greater
than zero on the Purchase Date.
•The Insured under this Policy must be living on the
Purchase Date.

Value Protection Rider	Provides lapse protection if certain conditions are met. Also provides a level of protection against market down turns for accrued long- term care benefits.	Standard
•Lapse protection is subject to meeting the Premium
Payment requirements of the No-Lapse Premium
Test.
•Maintaining Automatic Rebalancing on a quarterly
basis complying with the allocation requirements
described in the prospectus is required to keep this
Rider in force.

Policy Loans	Borrow against the Surrender Value of your Policy.	Optional
•We may limit the amount of your loan so that total
Debt under the Policy will not exceed 90% of an
amount equal to the Accumulation Value less
Surrender Charge.
•Amounts transferred to the Loan Account do not
participate in the performance of the Sub-Accounts or
the Fixed Account.

Dollar Cost Averaging
An investment
strategy that divides
up the total amount
to be invested in one
or more Sub-
Accounts over a
specified period of
time. This averages
the purchase cost of
the assets over time
and helps to reduce
the potential impact
of market volatility.
Optional
•Available at Policy purchase only.
•In effect for 1st Policy Year or until funds are all
moved.
•Moves money from Fixed Account or Money Market
Sub-Account to other Sub-Accounts.
•Cannot move money to the same account money is
being taken from.
•Automatically moves to Automatic Rebalancing after
1st year.

Name of Benefit	Purpose	Standard or Optional	Brief Description of Restrictions/Limitations
Automatic Rebalancing	To periodically restore Sub-Account exposure to a pre- determined level selected by the policyholder to reduce potential risk of exposure to market volatility.	Standard	•Must be active to maintain the Value Protection Rider. •Is only available on a quarterly basis.
Long-Term Care Benefits Rider. Long-Term Care Benefits Rider is automatically issued with the Policy. Subject to meeting eligibility requirements, this Rider provides benefit payments for the Indemnity Choice Option, and/or to reimburse expenses incurred by the Insured for Covered Services to the extent that such services are qualified long-term care services prescribed in the Plan of Care. Benefit payments reduce your Policy’s Specified Amount and Accumulation Value. You may return this Rider for any reason to the insurance agent through whom it was purchased, to any other insurance agent of the Company, or to us at the Service Office mailing address shown on the cover of your Policy within 30 days after its receipt. If returned, this Rider will be considered void from your Policy Date and we will refund all charges deducted for it as a credit to your Policy within 30 days of the return. Eligibility: An Insured may receive benefits under this Rider once the following conditions are met: a. The total benefits paid to date under this Rider must not have reduced the LTC Benefit Limit to zero;b. a Licensed Health Care Practitioner, acceptable to us, has certified within the preceding 12-month period that the Insured is Chronically Ill;Please note for California residents:A Licensed Health Care Practitioner, independent of the insurer, shall certify that the Insured meets the definition of “Chronically Ill Individual”:1) An Insured has the option of submitting a certification to the insurer or submitting a notice of claim and requesting that the insurer conduct the assessment. If the Insured requests that the insurer conduct the assessment, the insurer shall provide an independent Licensed Health Care Practitioner to conduct the assessment. If a health care practitioner makes a determination, pursuant to this section, that an Insured does not meet the definition of “Chronically Ill Individual”, the insurer shall notify the Insured that the Insured shall be entitled to a second assessment by a Licensed Health Care Practitioner, upon request, who shall personally examine the Insured. The requirement for a second assessment shall not apply if the initial assessment was performed by a practitioner who otherwise meets the requirements of this section and who personally examined the Insured. 2) The assessments shall be performed promptly with the certification completed as quickly as possible to ensure that an Insured’s benefits are not delayed. 3) A Licensed Health Care Practitioner shall develop a written Plan of Care after personally examining the Insured. 4) The costs to have a Licensed Health Care Practitioner certify that an Insured meets, or continues to meet, the definition of “Chronically Ill Individual” or to prepare a written Plan of Care shall not count against the lifetime maximum of the Policy or certificate. 5) In order to be considered “independent of the insurer”, a Licensed Health Care Practitioner shall not be an employee of the insurer and shall not be compensated in any manner that is linked to the outcome of the certification. c. a Plan of Care (a written document which outlines individualized medical treatment; please see your Policy and rider for additional information) prescribed by a Licensed Health Care Practitioner for Covered Services is received at least every 12 months; andd. All claim forms and written notifications are submitted and in Good Order.An Insured who is Chronically Ill is unable to perform without substantial/hands-on assistance at least two activities of daily living for at least 90 days (i.e. bathing, continence, dressing, eating, toileting and transferring); or requires substantial/hands-on supervision to protect the Insured from health and safety caused by a severe cognitive impairment. Benefits will be paid under this Rider for as long as:a. the above listed Benefit Conditions of this Rider are met; b. the requirements of the “Claims” section of this Rider are satisfied;c. any claim is either:(i) for reimbursement of costs incurred and actually paid by the Insured for Covered Services which are Qualified Long-Term Care Services prescribed in the Plan of Care and that have not already been reimbursed by us or Medicare/Medi-CAL; or(ii) for payment of the Indemnity Choice Option benefit, a requested amount no greater than the Indemnity Choice Option limit (as described in the Benefit Payment Options section), paid monthly and without regard to costs incurred; andd. this Rider remains in force. This condition does not apply to benefits received under the “Benefits After Lapse” provision in this Rider.If we determine that the Insured no longer meets the requirements of being Chronically Ill, all benefit payments will stop. Should the Insured later be recertified as being Chronically Ill and meet all conditions for the payment of benefits under this Rider, benefit payments will resume subject to the LTC Benefit Limit.There is no deductible period or Elimination Period which must be satisfied in order to be eligible for benefits under this Rider. LTC Benefits Available: Subject to the terms and conditions of this Rider, we will pay an amount not to exceed the Maximum Monthly LTC Benefit (described below in “How Rider Benefits are Determined”) no less frequently than once each calendar month until the LTC Benefit Limit (described below in “How Rider Benefits are Determined”) equals zero:a. to reimburse costs incurred and actually paid by the Insured for any Covered Service or combination of Covered Services; and/orb. to pay the requested Indemnity Choice Option benefit described in the “Benefit Payment Options” provision below. With the exception of Caregiver Training, any amounts paid in a calendar month for the Indemnity Option and/or to reimburse any Covered Service or combination of Covered Services will reduce the following dollar for dollar: that month’s Maximum Monthly LTC Benefit, the LTC Benefit Limit, the Base LTC Limit Value, and the Protected LTC Limit Value, if any. Benefits paid for Caregiver Training do not reduce any of these amounts. Benefits under this Rider while this Rider is in force will continue to be available for the Covered Services listed in the “Covered Services” section of this Rider as long as the LTC Benefit Limit is greater than zero. In any calendar month in which you are eligible to receive benefits under this Rider, the maximum amount available as a benefit under this Rider is equal to the lesser of:a. an amount equal to your election, chosen at the time of initial claim:1. the sum of costs incurred and actually paid by the Insured for Covered Services for the calendar month which have not already been reimbursed by us; or2. the Indemnity Choice Option amount.b. the amount you request; c. the Maximum Monthly LTC Benefit amount under the Reimbursement Option or the Indemnity Choice Option, as applicable; ord. the LTC Benefit Limit. A benefit paid under this Rider will be first used to repay a portion of any outstanding Debt under the Policy, as described in the “Reduction of Benefit Payments Due to Debt” provision. This Rider will pay benefits for Covered Services received in a state or jurisdiction, including other than the state of issue, if benefits would have been paid in the state of issue, irrespective of any differences in facility licensing, certification, registration requirements, provider name or similar requirements. Benefit Payment Options: If the Insured has met all Benefit Conditions listed in the “Eligibility” provision of this Rider, Benefit Payment Options will be available for seven days per week. Upon the initial long-term care claim, the Owner must elect one of two Benefit Payment Options, as described below. Once the Benefit Payment Option has been chosen, the election is irrevocable and cannot be changed for the life of the Rider.Each option affects the amount of your benefit payments and claim administration differently. As shown on the Policy Specifications, the Indemnity Choice Option provides a modified Monthly Maximum LTC Benefit Amount compared to the Reimbursement Option. Reimbursement Option – The Owner elects to receive benefit payments based on receipts for Covered Services that are submitted during the claim occurrence. The total benefit payments in any month cannot be greater than the Maximum Monthly LTC Benefit Amount for the Reimbursement Option.Indemnity Choice Option – The Owner elects an Indemnity benefit payment that will be paid each month during the claim occurrence without regard to the number of days of services received or the actual expenses incurred. The Indemnity Choice Option Limit is the specific benefit payment amount requested which cannot be greater than the Maximum Monthly LTC Benefit Amount, times the Indemnity Choice Factor as shown in the Policy Specifications. Subject to the terms and conditions of this Rider, we will pay an amount not to exceed the applicable Maximum Monthly LTC Benefit no less frequently than once each calendar month until the LTC Benefit Limit equals zero:a. to reimburse costs incurred and actually paid by the Insured for any Covered Service or combination of Covered Services; and/orb. to pay the requested Indemnity Choice Option benefit. With the exception of Caregiver Training, any amounts paid in a calendar month for the Indemnity Choice Option, and/or to reimburse any Covered Service or combination of Covered Services will reduce the following dollar for dollar: that month’s Maximum Monthly LTC Benefit, the LTC Benefit Limit, the Base LTC Limit Value, and the Protected LTC Limit Value, if any. Benefits paid for Caregiver Training do not reduce any of these amounts. Benefits under this Rider while this Rider is In Force will continue to be available for the Covered Services listed in the “Covered Services” section of this Rider as long as the LTC Benefit Limit is greater than zero. In any calendar month in which you are eligible to receive benefits under this Rider, the maximum amount available as a benefit under this Rider is equal to the lesser of: a.an amount equal to your election, chosen at the time of initial claim:(1)the sum of costs incurred and actually paid by the Insured for Covered Services for the calendar month which have not already been reimbursed by us; or(2)the requested Indemnity Choice Option amount;b.the amount you request;c.the Maximum Monthly LTC Benefit amount for the Reimbursement Option or the Indemnity Choice Option as applicable; or d.the LTC Benefit Limit.A benefit paid under this Rider will be first used to repay a portion of any outstanding Debt under the Policy, as described in the “Reduction of Benefit Payments Due to Debt” provision.This Rider will pay benefits for Covered Services received in a state or jurisdiction, including other than the State of Issue, if benefits would have been paid in the State of Issue, irrespective of any differences in facility licensing, certification, registration requirements, provider name or similar requirements. International Benefits: If the Insured is confined to a Nursing Home or Assisted Living Facility outside of the United States, the amount payable each calendar month to reimburse costs incurred and actually paid by the Insured for such Nursing Home Care Services or Assisted Living Facility Services and which have not already been reimbursed by us is limited to the Maximum Monthly LTC Benefit. The only Covered Services payable, when received outside of the United States, are benefits for Nursing Home Care Services or Assisted Living Facility Services. International Benefits are limited to no more than a total of 36 months of payments by us while this Rider is In Force. Any benefits payable for the Reimbursement Option or the Indemnity Choice Option under this “International Benefits” provision are subject to the following terms and conditions: a.Benefits are not payable under this provision if such payment is prohibited by the laws, rules, regulations or orders of the United States Government and its officials, or sanctions established by the United States Department of the Treasury’s Office of Foreign Asset Control, its successor organization, or any authorized agency or department of the United States.b.You may not receive payments for benefits for Covered Services received within the United States while benefits are being paid for Nursing Home Care Services or Assisted Living Facility Services under this provision.c.We must receive proof In Writing satisfactory to us that the Insured is confined in a Nursing Home or Assisted Living Facility outside of the United States and has met all of the Benefit Conditions of this Rider and this provision. Such proof and all supporting documentation must be furnished in English at no expense to us.d.Payments will be made in United States currency at the then-current exchange rate as published by Bloomberg L.P. or its successors, or an equivalent service of our choice on the date of payment. We will not cover the cost of currency exchanges or conversions, wire transfers, administrative fees, or other fees, costs, taxes, customs, duties, services or expenses of any kind arising from or relating to the Insured’s receipt of care in any country other than the United States, unless such costs would necessarily have been incurred and covered under this Rider if the Insured had received care within the United States instead of a foreign country.e.While benefits are being paid under this provision, we reserve the right to verify, as often as we deem necessary, that all of the Benefit Conditions and other criteria for eligibility for benefits under this Rider and this provision have been satisfied.Right to Purchase Optional Inflation Protection: If this Rider is issued with the right to purchase Optional Inflation Protection, you can purchase a 5% compound Optional Inflation Protection increase on each Policy Anniversary, with no evidence of insurability. The Right to Purchase Optional Inflation Protection election in effect on the Policy Date is shown in the Policy Specifications. Every annual Optional Inflation Protection increase purchased by you will be factored into the calculation of the following values: Base Maximum Monthly LTC Value, Base LTC Limit Value, Market Maximum Monthly LTC Value, Market LTC Limit Value, Protected Maximum Monthly LTC Value, if any, and Protected LTC Limit Value, if any. Starting with the first Policy Anniversary, and for as long as you continue to purchase each year’s Optional Inflation Protection increase, we will send you written notification regarding that year’s right to purchase. You must return your request to purchase that year’s Optional Inflation Protection increase within the timeframe stated in the notification. If you decline to purchase any annual Optional Inflation Protection increase, you will not have the right to purchase an Optional Inflation Protection increase on any future Policy Anniversary. The right to purchase Optional Inflation Protection under this Rider cannot be reinstated once terminated. The right to purchase annual Optional Inflation Protection increases will continue without regard to the Insured’s Attained Age, claim status, claim history, or length of time the Insured has been covered under this Rider, as long as the following conditions are satisfied: a. you continue to purchase each year’s Optional Inflation Protection increase; b. the LTC Benefit Limit is greater than zero; and c. this Rider remains in force. If this Rider was issued with the right to purchase annual Optional Inflation Protection increases, you cannot request an increase in the Policy’s Specified Amount. On the Policy Anniversary on which you do not purchase that year’s Optional Inflation Protection increase, the following will occur:a. your right to purchase any future annual Optional Inflation Protection increase will terminate; b. the Monthly LTC Charge Rate used to calculate the Monthly Rider Charge will be reduced accordingly; andc. your right to make Specified Amount increases for the base policy will be reinstated. Even if your right to purchase Optional Inflation Protection increases under this Rider is terminated, any previously purchased Optional Inflation Protection increases will continue to be included in the calculation of benefits under this Rider. Any benefits payable for facilities outside the United States are subject to additional limitations. Please see your Policy and rider for additional information.How Rider Benefits are Determined: The LTC Benefit Limit and Maximum Monthly LTC Benefit under this Rider are equal to the greatest of the separately calculated reference values (Base, Market, and, while the Value Protection Rider is in force, Protected), as described below. Unless you have requested a decreased in the Policy’s Specified Amount or a Partial Surrender (i.e. withdrawal) under the Policy, the LTC Benefit Limit will never be less than the initial LTC Benefit Limit shown in the Policy Specifications minus the sum of any benefits paid under this Rider, and the Maximum Monthly LTC Benefit will never be less than the initial Maximum Monthly LTC Benefit shown in the Policy Specifications. The LTC Benefit Limit is the benefit amount available under this Rider on any date after the Policy Date. The LTC Benefit Limit is equal to the greatest of: a. the Base LTC Limit Value as described below; b. the Market LTC Limit Value as described below; or c. while the Value Protection Rider is in force, the Protected LTC Limit Value, if any, in effect, as described in the Value Protection Rider. On the date you are determined to be eligible to make a claim, the LTC Benefit Limit will be fixed at the amount in effect on that date. For the duration of the claim, the LTC Benefit Limit will decrease, and may increase, as described below. The Maximum Monthly LTC Benefit is the maximum benefit amount available each calendar month on any date after the Policy Date. The Maximum Monthly LTC Benefit is equal to the greatest of: a. the Base Maximum Monthly LTC Value as described below;b. the Market Maximum Monthly LTC Value as described below; orc. while the Value Protection Rider is in force, the Protected Maximum Monthly LTC Value, if any, in effect, as described in the Value Protection Rider. At the time of the initial claim, you elect one of the two Benefit Payment Options which are the Reimbursement Option or the Indemnity Choice Option as described in the Long-Term Care Benefits provision. On the date you are determined to be eligible to make a claim, the Maximum Monthly LTC Benefit will be fixed at the amount in effect on that date. For the duration of the claim, the Maximum Monthly LTC Benefit may increase and/or decrease as described in the “Impact of Claims on Benefit Payments” provision below. Base LTC Limit Value: On the Policy Date, it is equal to the initial LTC Benefit Limit shown in the Policy Specifications and may increase or decrease after the Policy Date. Base Maximum Monthly LTC Value: On the Policy Date, it is equal to the initial Maximum Monthly LTC Benefit shown in the Policy Specifications and may increase or decrease after the Policy Date. Market LTC Limit Value: On any date is equal to (a) multiplied by (b), where:(a) is the Policy’s Accumulation Value on that date; and(b) is the Market Benefit Multiplier shown in the Policy Specifications. The Market LTC Limit Value may increase or decrease daily and is adjusted as described in the “Right to Purchase Optional Inflation Protection” section. Market Maximum Monthly LTC Value: On any date is equal to the sum of (a) plus [the greater of (b) or (c), minus (c)], divided by (d), where: (a) is the Base Maximum Monthly LTC Value on that date; (b) is the Policy’s Accumulation Value on that date; (c) is the initial Market Benefit Floor shown in the Policy Specifications, increased and/or decreased as a result of increases and/or decreases in the Policy’s Specified Amount; and (d) is the Market Benefit Divisor shown in the Policy Specifications. The Market Maximum Monthly LTC Value may increase or decrease daily and is adjusted as described in the “Right to Purchase Optional Inflation Protection” section. Impact of Claims on Benefit Payments: On the date we determine you are eligible to make a claim, the LTC Benefit Limit and the Maximum Monthly LTC Benefit will be fixed at the amount in effect on that date.With the exception of Caregiver Training, any amounts paid in a calendar month as a benefit under this Rider will reduce that month’s Maximum Monthly LTC Benefit, and the LTC Benefit Limit, dollar for dollar, as described in the “Benefits Available” provision above.An Optional Inflation Protection increase will increase the Maximum Monthly LTC Benefit and the LTC Benefit Limit, as described in the “Right to Purchase Optional Inflation Protection” section.An increase and/or decrease in the Policy’s Specified Amount or a Partial Surrender (i.e. withdrawal) under the Policy will likewise increase and/or decrease the Maximum Monthly LTC Benefit and the LTC Benefit Limit, as described in the “Impact of Policy Transactions” section. If we determine that the Insured no longer meets the requirements of being Chronically Ill, has not filed a subsequent claim, or received reimbursement for Covered Services for a minimum of a continuous 90 day period, or at your request, we will close your claim. Prior to closing your claim, we will send you a written notification.If, on the date your claim is closed, the Policy’s Specified Amount and/or Accumulation Value are greater than zero, the LTC Benefit Limit and the Maximum Monthly LTC Benefit will remain fixed unless you submit a request to reallocate any Accumulation Value in the Fixed Account. The Transfer limits as described in the “Transfers” section do not apply to this reallocation. If you make a reallocation from the Fixed Account, either at this time or a later time, the LTC Benefit Limit and the Maximum Monthly LTC Benefit will no longer be fixed as described in your Policy.If, on the date your claim is closed, the Policy’s Specified Amount and Accumulation Value have both been reduced to zero, the LTC Benefit Limit and the Maximum Monthly LTC Benefit will remain fixed. Covered Services: The following is a list of Covered Services eligible for reimbursement under this Rider. Please see your Policy and rider for additional information.•Adult day care services (also known as Residential Care)•Assisted living facility services•Bed reservation•Care planning services•Caregiver training•Home health care services•Hospice services•Nursing home care services (also known as Nursing Facility)•Respite care services•Alternative care services•Non-continual services•Personal care services/homemaker servicesExclusions: This Rider does not provide benefits for: a. treatment or care due to alcoholism or drug addiction;b. treatment for attempted suicide or an intentionally self-inflicted injury;c. treatment provided in a Veteran’s Administration or government facility; d. loss to the extent that benefits are payable from governmental programs or other insurance programs; e. confinement or care received outside the United States other than benefits for nursing home care services and assisted living facility services (please refer to the “International Benefits” provision);f. services provided by a facility or an agency that does not meet this Rider’s definition for such facility or agency as described in the “Covered Services” section of this Rider;g. services provided by the Insured’s or Owner’s immediate family member, except as described in this Rider; and h. services for which no charge is or would normally be made in the absence of insurance.Impact of Policy TransactionsIncreases in Policy Specified Amount: If you request an increase in the Policy’s Specified Amount after the Policy Date, the Base Maximum Monthly LTC Value, Base LTC Limit Value, and Market Benefit Floor, which are used to determine the LTC Benefit Limit and the Maximum Monthly LTC Benefit, will be increased proportionally to the increase in the Policy’s Specified Amount. Decreases in Policy Specified Amount: If the Policy’s Specified Amount decreases either by request or as a result of a Partial Surrender (i.e. withdrawal) under the Policy, the Base Maximum Monthly LTC Value, Base LTC Limit Value and Market Benefit Floor, which are used to determine the LTC Benefit Limit and the Maximum Monthly LTC Benefit, will be decreased proportionally to the decrease in the Policy’s Specified Amount. Impact of Debt on Benefit PaymentsA benefit paid under this Rider will be first used to repay a portion of any outstanding Debt under the Policy. The portion to be repaid will equal the sum of (a) plus (b), divided by (c), then multiplied by (d), where:(a) is the Loan Account Value; (b) is any accrued loan interest not yet charged; (c) is the Policy’s Accumulation Value immediately prior to the benefit payment; and (d) is the amount of the benefit payment prior to the reduction to repay Debt. If the Loan Account Value is greater than zero, the Loan Account Value will be reduced by the amount of the benefit payment used to repay Debt. Impact of Rider on PolicyMonthly Deduction: While the Policy and this Rider are in force, the Monthly Deduction described in the Policy will continue to be deducted from the Policy’s Accumulation Value until the earlier of: a. the Insured’s Attained Age 121; orb. the Monthly Anniversary Day on or next following the date the Policy’s Specified Amount and Accumulation Value have both been reduced to zero. Additional Premiums: While the Policy and this Rider are in force, in addition to the terms and conditions described in the Policy’s “Additional Premiums” provision, the following will also apply: You may not make additional Premium Payments on or after the date in the Policy’s Specified Amount and Accumulation Value have both been reduced to zero as a result of benefit payments under this Rider. Additionally, we reserve the right to require Evidence of Insurability for any Premium Payment that would result in an increase in the LTC Benefit Limit under this Rider. Automatic Transfer to Fixed Account While LTC Benefits are Being Paid: On the date a claim under this Rider is approved, we will transfer any Separate Account Value out of the Sub-Account(s) to the Fixed Account. Such transfer(s) will be made at the end of the Valuation Day on or next following the date your claim is approved. While LTC Benefits are being paid, any Fixed Account Value cannot be transferred to the Sub-Account(s), and any Net Premium Payments received will be allocated to the Fixed Account. Automatic Rebalancing, Dollar Cost Averaging, and Allocation Requirements described in the Policy and/or the Value Protection Rider will not apply once a claim is approved, and you are no longer receiving LTC benefits. When LTC Benefits are no longer being paid: You may submit a request to transfer any remaining Fixed Account Value to the Sub-Account(s), subject to the Allocation Requirements described in the Policy and/or the Value Protection Rider, if in force. The Transfer limits as described in the “Transfers” section do not apply to this reallocation. Any future Net Premium Payments received will be allocated accordingly. Automatic Rebalancing and Dollar Cost Averaging, as applicable, will recommence. The transfers described in this section do not count against the free transfers available under the Policy.Impact of Benefit Payments on Specified Amount: While the Policy’s Specified Amount is greater than zero, benefit payments under this Rider for Indemnity Choice Option benefits or to reimburse any Covered Service or combination of Covered Services (other than Caregiver Training) will reduce the Policy’s Specified Amount dollar for dollar. This change may reduce the Policy’s Specified Amount below the minimum as described in the Policy. Impact of Benefit Payments on Policy Values: While the Policy’s Accumulation Value is greater than zero (greater than or equal to the Policy’s Specified Amount if issued in the State of California), benefit payments under this Rider for Indemnity Choice Option benefits or to reimburse any Covered Service or combination of Covered Services (other than Caregiver Training) will reduce the Policy’s Accumulation Value and Surrender Value dollar for dollar. In the State of California, while the Policy’s Accumulation Value is less than the Policy Specified Amount, benefit payments under this Rider for Indemnity Choice Option benefits or to reimburse any Covered Service or combination of Covered Services (other than Caregiver Training) will reduce the Policy’s Accumulation Value proportionally to the change in Specified Amount. In the State of Indiana, while the Policy’s Accumulation Value is greater than zero, benefit payments under this Rider for Indemnity Choice Option benefits or to reimburse any Covered Service or combination of Covered Services (other than Caregiver Training) will reduce the Policy’s Accumulation Value and Surrender Value by an amount equal to (1) multiplied by (2), divided by (3), but not to exceed (2) divided by (4), where:(1) is the Policy’s Accumulation Value immediately prior to the benefit payment;(2) is the amount of the benefit payment;(3) is the Policy’s Specified Amount immediately prior to the benefit payment; and(4) is the Corridor Percentages Table value for the Insured’s current Attained Age as shown in the Policy Specifications.Restriction on Specified Amount Increases: If this Rider was issued with the right to purchase annual Optional Inflation Protection increases, you cannot request an increase in the Policy’s Specified Amount. If such right to purchase is subsequently terminated as described in the “Right to Purchase Optional Inflation Protection” provision, you may request an increase in the Policy’s Specified Amount, subject to the terms and conditions of the Policy’s “Increases in Specified Amount” provision.Residual Death Benefit: If this Rider is in force on the date the Insured dies, the Residual Death Benefit described below will be in effect when determining the Death Benefit Proceeds under the Policy.The Residual Death Benefit is equal to the lesser of:a.5% of the Specified Amount on the date of the Insured’s death, not reduced for any benefits paid under this Rider; orb.$10,000.Debt will decrease the Residual Death Benefit by an amount equal to 5% of the Debt. Repayment of Debt will increase the Residual Death Benefit by an amount equal to 5% of the repayment.No Death Benefit Proceeds are payable under the Policy if expenses for Covered Services have been reimbursed under the “Benefits After Lapse” provision.Availability of Policy Death Benefit Proceeds: If the Insured dies while receiving benefits under this Rider, we reserve the right to withhold payment of any Death Benefit Proceeds that would otherwise be payable until we have verified that we have received all remaining claims for Indemnity Choice Option benefits or to reimburse any Covered Service. Any Death Benefit Proceeds paid may include interest required by applicable law.Lapse and Lapse ProtectionNonforfeiture Benefit: After the Policy and this Rider have been in force for 3 Policy Years and subject to the terms and conditions of this Rider, this provision will cover eligible claims for Covered Services up to the LTC Nonforfeiture Benefit Limit which begins at any time after this Rider has lapsed or terminated for any reason. The LTC Nonforfeiture Benefit Limit is an amount equal to the greater of one month’s Maximum Monthly LTC Benefit as of the date this Rider lapses or terminates or an amount equal to the sum of monthly rider charges paid for this Rider. Please refer to your Rider for additional information. Grace Period: Your Policy and this Rider will enter the Grace Period as described in your Policy’s “Grace Period” provision, subject to the terms of the Value Protection Rider.Benefits After Lapse: If your Policy Lapses while the Insured is confined to a Nursing Home or Assisted Living Facility and receiving benefits under this Rider for these services, the Indemnity Choice Option will remain and we will continue to reimburse costs incurred for such services if the confinement began while this Rider was in force and continues without interruption after the Policy and rider terminate. Please refer to your Rider for additional information. While LTC payments will continue for the duration of claim eligibility and confinement, Death Benefit Proceeds are no longer payable after the Policy Lapses. Reinstatement of Rider: In the event of a lapse, subject to meeting the criteria in the Rider, your Policy may be reinstated. The reinstatement of the Policy and this Rider will be subject to satisfactory Evidence of Insurability. After reinstatement, this Rider will only provide benefits for Covered Services and/or indemnity benefits which begin on or after the date of reinstatement, subject to the terms and conditions of this Rider. If, however, the Insured was Chronically Ill when this Rider Lapsed, you may submit a Request to reinstate the Policy and this Rider without evidence of insurability within six months after the date of lapse, regardless of the Attained Age of the Insured on the date of lapse, by submitting a Written statement from a Licensed Health Care Practitioner certifying that the Insured was Chronically Ill on the date of lapse. After reinstatement, this Rider will provide benefits for Covered Services and/or indemnity benefits received at any time since the Policy Date, including services received during the period of Lapse, subject to the terms and conditions of this Rider. This Rider will not be reinstated if the Policy Lapses and is reinstated more than 6 months after the date of lapse. However, in the state of California, if, the Insured provides proof of cognitive impairment or loss of functional capacity, we will reinstate the Policy and this Rider without evidence of insurability, regardless of the Attained Age of the Insured on the date of lapse. This option is available to the Insured, if requested within 5 months after termination, and we receive past due Premium. Please refer to your Rider for additional information.ClaimsWe must receive notice of your claim within 60 days (20 days in the state of California) after the date the covered loss starts. State variations may apply. Please see your Policy and Rider for additional information. Once you have notified us of your intent to file a claim, we will provide the forms you need to complete to file the claim. You must return the completed, signed forms to us to the address provided on the forms. If we determine that the claim is eligible for payment, we will pay the claim directly to you, or if requested, to the service provider. All payments will be made no less frequently than once per Policy Month.Once you begin receiving benefits, we reserve the right, from time to time, to verify that the Insured and the Insured’s care providers meet all eligibility requirements of this Rider. The Insured must be reassessed by a Licensed Health Care Practitioner, at least once every 12 months, and certify to us that the Insured remains Chronically Ill. Generally, proof of loss (reasonably determined by us) must be received within 30 days after the end of each Policy Month for which benefits are sought. In the state of California, proof of loss must be furnished to the insurer within 90 days after the termination of the period for which the insurer is liable. State variations may apply.We will inform you, in writing, if your claim or any part of your claim has been denied and provide you with an explanation for the denial as soon as reasonably possible. If you do not agree with our decision, you have the right to appeal. Any request to appeal must be made in writing and must include any and all information you believe necessary for our consideration of the appeal. If we discover any fraudulent act or acts in connection with a claim, we shall have the right to recover any payments and/or to decline to continue paying benefits that result from such fraudulent act or acts. Impacts of Claims on New Benefits (California Residents): We will make available, new benefits or benefit eligibility, within 12 months of the date a new version of a Policy with additional or different benefits is made available in California. To be eligible for an upgrade of your existing Policy, you must not be receiving benefits or be within the Elimination Period of that Policy. In the event you are eligible for an upgrade, we will offer you the opportunity to upgrade your Policy, as approved by the California Department of Insurance, subject to our underwriting requirements for the upgraded coverage, and as may be appropriate in one of the following ways:a. By adding a rider or endorsement to your Policy, which may or may not have an additional Premium, based on your Attained Age at that time. The Premium for your original Policy will remain unchanged based on your age at issue; orb. By replacing your existing Policy with a subsequent Policy based on your Attained Age and subject to Premium credits for past Premiums paid; orc. By replacing your existing Policy with a new Policy based on your original issue age. Tax Treatment of BenefitsThis Rider is intended to be a qualified long-term care insurance contract under Section 7702B(b) of the Internal Revenue Code of 1986, as amended. The benefits paid under this Rider are intended to qualify for exclusion from income subject to limitations. Generally, long-term care payments from all sources with respect to an Insured person will be limited to the higher of the annual Per Diem Limit or the amount of actual qualifying long-term care expenses, reduced by any reimbursements received for the qualifying long-term care services provided for the Insured. Charges for the Rider will be deducted from the cash value of the life insurance policy. In accordance with Code section 72(e)(11), these deductions will reduce your investment in the contract (but not below zero) and will not be included in income even if you have recovered all of your investment in the contract. If the life insurance policy is owned by a person other than the Insured, benefit payments may not meet the requirements for favorable tax treatment. This discussion of the tax treatment of the Long-Term Care Benefits Rider is not meant to be all inclusive. Due to the complexity of these tax rules, you are encouraged to consult your legal or tax advisor regarding these matters.Termination of RiderThe Rider and all rights under it will terminate upon the earliest of the following:1. the date we receive your request to return it under this Rider’s right to examine provision;2. the Valuation Day on or next following the date we receive your request to terminate your Policy;3. the date we receive your request to terminate this Rider; 4. the date the Policy Lapses; or5. the date the Insured dies, which will cause the Death Benefit Proceeds to become payable under your Policy. Charges and fees deducted for this Rider on the Monthly Anniversary Day immediately preceding the date your Policy and this Rider terminate in accordance with items (2) or (5) above will be returned as a credit to your Policy.Benefit Transfer Rider. Subject to state availability and to meeting eligibility requirements, this Rider provides the Beneficiary(ies) payment of all or a portion of the Death Benefits Proceeds to purchase an amount of death benefit and long-term care benefit under the Beneficiaries own Eligible Policy. You may return this Rider for any reason to the registered representative through whom it was purchased, to any other registered representative of the Company, or to us at the Administrator Mailing Address shown on the cover of your Policy within 30 days after receipt of your Policy. If returned, this Rider will be considered void from the Policy Date and we will refund directly to you the Death Benefits Proceeds used to purchase Rider Benefits under this Rider within 30 days of the return. If you purchase through a third-party financial intermediary, please contact the third-party financial intermediary about your options for returning this Rider. Note: In New Jersey, you may return this Rider for any reason within 30 days after activating the Rider Benefits. If returned, the purchase of the Rider Benefits would be reversed and you would be refunded all Death Benefit Proceeds. This also terminates the Benefit Transfer Rider.If you have purchased benefits under this Rider, we agree to provide benefits for Qualified Long-Term Care Services as described in the Long-Term Care Benefits Rider. The death benefit under this Rider, if any, will be included in the calculation of Death Benefit Proceeds under this Policy, as described in this Rider's “Death Benefit Proceeds” provision. Eligibility. A Beneficiary may purchase benefits under this Rider once the following conditions are met:a.The Insured under this Policy must be the Beneficiary of an Eligible Policy, and must make the election to purchase Rider Benefit under this Rider at the time they make their election of settlement option under such Eligible Policy.b.The Insured under this Policy must be no less than attained age 50 and no more than attained age 120 on the Purchase Date.c.The LTC Benefit Limit under the Long-Term Care Benefits Rider attached to this Policy must be greater than zero on the Purchase Date.If the conditions of the “Eligibility” provision are met, the Insured under this Policy may designate all or a portion of any Death Benefit Proceeds payable to them as Beneficiary of an Eligible Policy to be used as a single premium to purchase Rider Benefit under this Rider with no evidence of insurability. The amount of Rider Benefit purchased with every $1,000 of Death Benefit Proceeds is shown in the Table of Guaranteed Purchase Values in the Policy Specifications and will not change. The Rider Benefit is based on the Insured's Attained Age on the Purchase Date, gender, and for the Rider LTC Benefit, the Right to Purchase Optional Inflation Protection election shown in the Policy Specifications. Hypothetical: The Benefit Transfer Rider will always provide more death benefit and long-term care benefit than the amount of the death benefit proceeds used for that purpose from an Eligible Policy. A policy is owned by a Female with the Couple’s Discount class who rejected the optional inflation increases at issue and is Attained Age 85 on the Purchase Date. The Owner is the Beneficiary of $100,000 in death benefits from another Eligible policy. Using the Death Benefit Proceeds from the Eligible Policy, the Owner elects to keep $50,000 of the death benefit and use the remaining $50,000 to purchase additional death benefit and long-term care benefit under the Benefit Transfer Rider for her Eligible Policy. The Owner’s Eligible Policy will receive $54,000 in Rider Death Benefit and $68,850 in Rider LTC Benefit.The amount of Death Benefit Proceeds that can be used to purchase Rider Benefit under this Rider may not be less than the Minimum Purchase Payment Amount shown in the Policy Specifications or more than the amount of Death Benefit Proceeds payable to the Beneficiary who is the Insured under this Policy. This maximum amount does not include any interest on Death Benefit Proceeds that may be payable. If the Insured under this Policy is the Beneficiary on multiple Eligible Policies, there is no limit on the number of times Rider Benefit may be purchased under this Rider, as long as all of the terms and conditions of this Rider are met.LTC Benefits Available: Subject to the terms and conditions of this Rider and the Long-Term Care Benefits Rider, we will pay an amount not to exceed the Rider Maximum Monthly LTC Benefit, which is the equal to the Maximum Monthly LTC Benefit under the Long-Term Care Benefits Rider, no less frequently than once each calendar month until the Rider LTC Benefit Limit equals zero:a.to reimburse costs incurred and actually paid by the Insured for any Covered Service or combination of Covered Services; and/orb.to pay the Indemnity Choice Option benefit described in the Long-Term Care Benefits Rider's “Indemnity Choice Option” provision, if available under the terms of the Long-Term Care Benefits Rider.Any Rider LTC Benefit paid in a calendar month will reduce that month's Rider Maximum Monthly LTC Benefit and the Rider LTC Benefit Limit dollar for dollar. In any calendar month in which you are eligible to receive benefits under this Rider, the maximum amount available is equal to the least of:a.an amount equal to the sum of costs incurred and actually paid by the Insured for Covered Services for the calendar month which have not already been reimbursed by us or any modified Monthly Maximum LTC Benefit amount made available by the Long-Term Care Benefits Rider;b.the amount you request;c.the Maximum Monthly LTC Benefit amount under the Reimbursement Option or the Indemnity Choice Option, as applicable; ord.the LTC Benefit Limit.Any benefits options selected under the Long-Term Care Benefits section of the Long-Term Care Benefits Rider will remain in effect under this Rider.While the terms and conditions of this Rider and the Long-Term Care Benefits Rider are met, Rider LTC Benefit will be paid under this Rider for as long as the Rider LTC Benefit Limit is greater than zero and this Rider remains in force. This does not apply to Rider LTC Benefit, if any, received under the “Rider LTC Benefit After Lapse” or “Rider LTC Nonforfeiture Benefit” provisions.While this Rider and the Long-Term Care Benefits Rider are in force and this Rider’s Rider LTC Benefit Limit is greater than zero, benefits for Indemnity Choice Option benefits or to reimburse any Covered Services will be paid in the following order: a.benefits are paid under the Long-Term Care Benefits Rider until both of the following are reduced to zero:(i) the Policy’s Specified Amount; and(ii) the Policy’s Accumulation Value; thenb.Rider LTC Benefits under this Rider, if any, is paid as long as the Rider death benefit, if any, is greater than zero;c.benefits are paid under the Long-Term Care Benefits Rider until that rider’s LTC Benefit Limit is reduced to zero; thend.Rider LTC Benefit under this Rider, if any, is paid until the Rider LTC Benefit Limit, if any, is reduced to zero.Right to Purchase Optional Inflation Protection: If the Long-Term Care Benefits Rider attached to this Policy is issued with the right to purchase Optional Inflation Protection, every annual Option Inflation Protection increase purchased by you will be factored into the calculation of the Rider LTC Benefit Limit, if any, under this Rider, as long as the Rider LTC Benefit Limit is greater than zero and this Rider remains in force.Impact of Benefit Payments: While the Rider death benefit is greater than zero, benefit payments under this Rider for Indemnity Choice Option benefits or to reimburse any Covered Service or combination of Covered Services (other than Caregiver Training) will reduce the Rider death benefit dollar for dollar.Impact of Debt on Benefit Payments: A benefit paid under this Rider will be first used to repay a portion of any outstanding Rider Debt, which is the total amount of any outstanding loans against this Rider, including loan interest accrued but not yet charged, under this Rider. The portion to be repaid will equal the sum of (1) divided by (2), then multiplied by (3), where:(1)is the amount of Rider Debt;(2)is the Rider death benefit immediately prior to the Rider LTC Benefit payment, and (3)is the amount of the Rider LTC Benefit payment prior to the reduction to repay Rider Debt.Impact of Rider on Policy: The Rider death benefit, Rider LTC Benefit, Rider LTC Benefit payments and the Rider Surrender Value under this Rider, if any, are not included in the calculation of any benefits, values, premiums, charges, Monthly Deduction, grace period, no-lapse values, or loans under this Policy, other than as described below. Death Benefit Proceeds: If the Insured under this Policy dies while the Policy and this Rider are in force and upon notice of claim, we will pay Death Benefit Proceeds equal to the greatest of a., b. or c. below, plus the Rider death benefit, if any, on the Insured's date of death, less any Rider Debt, where:a.is the Specified Amount on the date of the Insured’s death, less any Debt; orb.is an amount equal to the Accumulation Value on the date of the Insured’s death multiplied by the applicable percentage shown in the Corridor Percentages Table in the Policy Specifications, less any Debt; orc.is the Residual Death Benefit described in the Long-Term Care Benefits Rider, if that Rider is in force on the date of the Insured’s death.Availability of Death Benefit Proceeds: If the Insured under this Policy dies while receiving benefits under this Rider, we reserve the right to withhold payment of any Death Benefit Proceeds that would otherwise be payable until we have verified that we have received all remaining claims for Indemnity Choice Option benefits or to reimburse any Covered Service under this Rider and under the Long-Term Care Benefits Rider. Impact of Policy on Rider: The Rider death benefit and Rider Surrender Value, if any, are not impacted by increases or decreases to this Policy's Specified Amount, or partial surrenders (withdrawals) under this Policy. The Rider LTC Benefit, if any, is not impacted by benefits paid under the Long-Term Care Benefits Rider, or increases or decreases to this Policy's Specified Amount.Surrenders: Surrender Value: The Rider Surrender Value is equal to (1) multiplied by (2), where:(1)is the Rider Surrender Value Factor shown in the Table of Rider Surrender Value Factors in the Policy Specifications; and (2)is the Rider death benefit, if any, divided by 1,000.Full Surrender of Policy and Rider: If this Policy, including this Rider, are fully surrendered, the Surrender Value payable will equal the amount calculated under the Policy's “Policy Surrenders” provision plus the Rider Surrender Value, if any, on the date of surrender, less any Rider Debt.Surrender of Rider Only: Upon request, you may surrender this Rider and keep this Policy in force. The amount payable upon surrender of this Rider will equal the Rider Surrender Value on the date of surrender, less any Rider Debt. Once you have surrendered this Rider, it cannot be reinstated.Rider Surrender Values are based on the mortality assumption shown in the Policy Specifications. The values of this Rider are not less than the minimum required by law. If required, a detailed statement of the method used to determine Rider values has been filed with the state in which the Policy and this Rider are delivered.Loans: If this Rider has Rider Surrender Value available, we will grant a loan against this Rider provided:a.a loan agreement is properly executed; andb.you make a satisfactory assignment of this Policy to us. The Rider Surrender Value of this Rider serves as the sole security for the loan.The Minimum Rider Loan Amount is shown in the Policy Specifications. We reserve the right to modify this amount in the future.Rider Loan Amount Available: The loan value under this Rider at any time is equal to:a.the then current Rider Surrender Value;b.minus any existing loan against this Rider; andc.minus accrued interest on any existing loan against this Rider.Rider Loan Interest Rate Charged: Interest charged on loans against this Rider will be at an annual rate of 4% as shown in the Policy Specifications, payable in arrears. Interest charged on a loan accrues daily and is payable annually on each Policy Anniversary or as otherwise agreed to by you and us. If you do not pay the interest when it is due, we will add the amount of interest to the loan.Rider Loan Repayments: Rider Debt may be repaid at any time while the Policy and this Rider are in force. Any loan repayment must be equal to or greater than the lesser of (a) the Minimum Rider Loan Repayment Amount shown in the Policy Specifications; or (b) the amount of the outstanding Rider Debt. Any Rider LTC Benefit paid under this Rider will be first used to repay a portion of any outstanding Rider Debt under this Rider, as described in the “Impact of Debt on Benefit Payments” provision.Lapse and Lapse Protection:Rider LTC Nonforfeiture Benefit: Subject to the terms and conditions of this Rider and the Long-Term Care Benefits Rider and the limitations and conditions, this provision will cover eligible claims for Indemnity Choice Option benefits or to reimburse any Covered Service up to the Rider LTC Nonforfeiture Benefit Limit described below which begin at any time after this Rider has terminated for any reason, including surrender of this Rider or full surrender of this Policy. The Rider LTC Nonforfeiture Benefit, if any, under this provision will continue until the earlier of:a.the death of the Insured; orb.the date the Rider LTC Nonforfeiture Benefit Limits, if any, has been reduced to zero.The Rider LTC Nonforfeiture Benefit Limit will be an amount equal to (1) minus (2), then minus (3), where:(1)is the Rider LTC Benefit Limit, if any, as of the date this Rider terminates;(2)is the Rider death benefit, if any, on the date this Rider terminates; and(3)is the sum of any benefits paid under this “Rider LTC Benefit After Lapse” provision.The Rider Maximum Monthly LTC Nonforfeiture Benefit, if any, will be an amount equal to the Rider Maximum Monthly LTC Benefit, if any, as of the date this Rider terminates, and will not change. The Rider LTC Nonforfeiture Benefit Limit and the Rider Maximum Monthly LTC Nonforfeiture Benefit are not subject to inflation protection increases.The following conditions must be met in the order listed below for benefits under this provision to become effective:a.Benefits under the Long-Term Care Benefits Rider’s “Benefits After Lapse” provision, if applicable, must no longer be in effect; thenb.benefits under the “Rider LTC Benefit After lapse” provision, if applicable, must no longer be in effect; thenc.payments under the Long-Term Care Benefits Rider’s “Nonforfeiture Benefit” provision must have reduced that rider’s LTC Nonforfeiture Benefit Limit to zero. Rider LTC Benefit after Lapse: If the Policy lapses and benefits under the Long-Term Care Benefits Rider become payable under that rider's “Benefits After Lapse” provision, the Indemnity Choice Option benefit will remain and we will continue to reimburse costs incurred for such services under this Rider subject to the terms and conditions of this Rider and the Long-Term Care Benefits Rider if the confinement began while this Rider and the Long-Term Care Benefits Rider were in force and continues without interruption after the Policy and this Rider terminate. The amount of Rider LTC Benefit After Lapse, if any, will be an amount equal to (1) minus (2), where:(1)is the Rider LTC Benefit, if any, on the date of the lapse; and(2)is the Rider death benefit, if any, on the date of the lapse.The Rider LTC Benefit After Lapse amount is not subject to inflation protection increases.Benefits under this provision, if any, will continue to be paid subject to the terms and conditions of this Rider and the Long-Term Care Benefits Rider until the earliest of:a.the date the Insured is discharged from the Nursing Home or Assisted Living Facility, as applicable;b.the date the Rider LTC Benefit After Lapse amount, if any, has been reduced to zero, orc.the date the Insured dies.The following conditions must be met for benefits under this provision to become effective:a.benefits under the Long-Term Care Benefits Rider’s “Benefits After Lapse” provision must no longer be in effect; andb.the Insured’s confinement to a Nursing Home or Assisted Living Facility must continue without interruption after the date of lapse.Reinstatement of Rider: If the Policy to which this Rider is attached and the Long-Term Care Benefits Rider are reinstated, this Rider will likewise be reinstated if this Rider was in force on the date of Lapse and either of the following apply:a.No Rider Benefit had been purchased under this Rider prior to the date of Lapse; orb.the total amount of Rider Benefit purchased under this Rider was reduced to zero prior to the date of Lapse as a result of payments of Rider LTC Benefit under this Rider.This Rider will not be reinstated if either or both of the following occurred at the time of Lapse or termination:a.You received payment of Rider Surrender Value; orb.benefits were established under this Rider's “Rider LTC Nonforfeiture Benefit” provision.Tax Treatment of Benefits: This Rider is intended to be a qualified long-term care insurance policy under Section 7702B(b) of the Internal Revenue Code, as amended. The benefits paid under this Rider are intended to qualify for exclusion from income subject to limitations. Generally, long-term care payments from all sources with respect to an Insured person will be limited to the higher of the annual Per Diem Limit or the amount of actual qualifying long-term care expenses, reduced by any reimbursements received for the qualifying long-term care services provided for the Insured.This discussion of the tax treatment of the Benefit Transfer Rider is not meant to be all inclusive. Due to the complexity of these tax rules, you are encouraged to consult your legal or tax advisor regarding these matters.Notice To Owner: This Rider may not cover all of the costs associated with long-term care incurred by the Insured during the period of coverage. The Owner is advised to carefully review all Policy and Rider limitations.Termination of Rider: This Rider and all rights provided under it terminate upon the earliest of the following:a.the date we receive your Request to return this Policy, the Long-Term Care Benefits Rider, or this Rider under the “30 Day Right to Examine” provision;b.the date we receive your Request to terminate this Rider or the Long-Term Care Benefits Rider, including your Request to surrender this Rider;c.the Valuation Day on or next following the date we receive your Request to terminate this Policy;d.the date this Policy Lapses; ore.the date the Insured under this Policy dies, which will cause the Death Benefit Proceeds to become payable under the Policy and this Rider.Value Protection Rider (“VPR”). Subject to meeting eligibility requirements, this Rider provides protection against the Policy and the Long-Term Care Benefits Rider from lapsing. While this Rider and the Long-Term Care Benefits Rider are in force, it also provides for Protected LTC Values that are calculated on each Policy Anniversary described below. There is no additional charge for this Rider. Except as provided below, this Rider is subject to the terms and conditions of the Policy and the Long-Term Care Benefits Rider. In order to keep this Rider in force, you must allocate Net Premium Payments and Accumulation Value according to an allocation plan determined by us and described in the “Allocation Requirements” section below. State variations may apply.In order to keep the Value Protection Rider and its benefits, you must maintain Automatic Rebalancing on a Quarterly basis in an allocation plan which meets the Allocation Requirements described below. If Dollar Cost Averaging is also elected, the first rebalancing will occur after the Dollar Cost Averaging process terminates. The Rider will terminate, if at any time while in force, you elect the following: •to discontinue the Automatic Rebalancing program; or•elect a frequency other than on a quarterly basis; or•request a change to your allocation instructions such that they no longer maintain the required allocation plan as determined by us. Allocation RequirementsWe impose Allocation Requirements to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under the Value Protection Rider and to make payments that would not be required in the absence of this Rider’s provisions. Please see “Appendix B: Current Investment Restrictions for Optional Benefits – Value Protection Rider”. You will be notified at least 30 days prior to the date of any change in the Allocation Requirements. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under the Rider. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the Sub-Account investments.At the time you receive notice of a change to the Allocation Requirements, if you are not in compliance with the new Allocation Requirements, you may:1.submit your own reallocation instructions for the Accumulation Value, before the effective date specified in the notice, so that the Allocation Requirements are satisfied; or2.take no action and be subject to quarterly rebalancing. If this results in a change to your allocation instructions, then these will be your new allocation instructions until you tell us otherwise; or3.elect to terminate the Rider immediately, without waiting for a termination event.Please note, upon a change in Allocation Requirements, we will not reallocate any of your Policy’s Accumulation Value except pursuant to your instructions in writing or by telephone (if you have previously authorized telephone transfers in writing). Failure to timely reallocate your Policy Accumulation Value in accordance with any new Allocation Requirements will cause your Rider to terminate.No-Lapse Protection If the Surrender Value of your Policy is less than the Monthly Deduction on a Monthly Anniversary Day, the VPR may prevent your Policy from lapsing if the requirements of the Rider, including requirements as to timing and the accumulation of all Premiums paid are met. No Premiums are required as long as the No-Lapse Premium Test described below is met. The Monthly No-Lapse Premium is shown in the Policy Specifications and can increase or decrease as the Policy’s Specified Amount changes. Monthly Deductions will be taken from the Accumulation Value until the Accumulation Value less Debt is reduced to zero, at which time any unpaid Monthly Deductions will be accumulated and must be repaid out of any subsequent Net Premium Payments. The Net Premium Payment remaining, if any, after such repayment occurs will then be invested. The No-Lapse Premium Test provides that if the Surrender Value of the Policy is less than the Monthly Deduction then due, the Policy will not enter the Grace Period and lapse as long as on that day (a) is equal to or greater than (b), where:(a) is the accumulation of all Premiums paid less the accumulation of any Partial Surrenders, less Debt; and(b) is the accumulation of the Monthly No-Lapse Premiums due since the Policy Date as shown in the Policy Specifications. Note: The above accumulations are compounded by the Monthly Accumulation Factor shown in the Policy Specifications. If the No-Lapse Premium Test is not met, you may pay additional Premiums at any time while the Policy and this Rider are in force in order to satisfy such test, subject to the terms and conditions of the Policy.Protected LTC ValuesThe VPR also provides Protected LTC Values. Beginning on the first Policy Anniversary, the Protected LTC Limit Value and the Protected Maximum Monthly LTC Value can be established and not subject to change (referred to as “Protected”) for the next year at the increased amount determined by the calculations described in detail in the Rider. On each subsequent Policy Anniversary, new value limits will be calculated and those Protected LTC Values will be at the higher of the previous year’s rates or the new rates determined by the calculations described in detail in the Rider. With the exception of Caregiver Training, any amounts paid in a calendar month as a benefit under the Long-Term Care Benefits Rider will reduce the Protected LTC Limit Value dollar for dollar as described in the Long-Term Care Benefits Rider. Any Partial Surrender (i.e. withdrawal) under the Policy will reduce the Protected LTC Limit Value and the Protected Maximum Monthly LTC Value. Protected LTC Limit Value: Is equal to the Market LTC Limit Value described in the Long-Term Care Benefits Rider multiplied by the Protected LTC Ratio which is shown of the Policy Specifications. This Protected LTC Limit Value will be used during the following Policy Year in determining the LTC Benefit Limit under the Long-Term Care Benefits Rider. On each subsequent Policy Anniversary while this Rider and the Long-Term Care Benefits Rider are in force, a new Protected LTC Limit Value will be calculated as described above. The greater of the new Protected LTC Limit Value on each Policy Anniversary, and the Protected LTC Limit Value in effect prior to that Policy Anniversary, will be used during the following Policy Year to determine the LTC Benefit Limit under the Long-Term Care Benefits Rider. Protected Maximum Monthly LTC Value: Is equal to the Market Maximum Monthly LTC Value described in the Long-Term Care Benefits Rider multiplied by the Protected LTC Ratio which is shown of the Policy Specifications. The Protected Maximum Monthly LTC Value will be used during the following Policy Year in determining the Maximum Monthly LTC Benefit under the Long-Term Care Benefits Rider. On each subsequent Policy Anniversary while this Rider and the Long-Term Care Benefits Rider are in force, a new Protected Maximum Monthly LTC Value will be calculated. The greater of the new Protected Maximum Monthly LTC Value, and the Protected Maximum Monthly LTC Value in effect immediately prior to the Policy Anniversary, will be used during the following Policy Year to determine the Maximum Monthly LTC Benefit. The limits described above may increase or decrease during the in the following year as described below:Impact of Optional Inflation Protection Increases: On any Policy Anniversary on which you purchase an Optional Inflation Protection increase the Protected LTC Limit Value determined for that Policy Anniversary will be the greater of (a) or (b), where:(a) is the Protected LTC Limit Value immediately prior to the Policy Anniversary, multiplied by 1.05; and (b) is the Market LTC Limit Value described in the Long-Term Care Benefits Rider in effect on the Policy Anniversary, multiplied by the Protected LTC Ratio shown in the Policy Specifications. The Protected Maximum Monthly LTC Value determined for that Policy Anniversary will be the greater of (a) or (b), where: (a) is the Protected Maximum Monthly LTC Value immediately prior to the Policy Anniversary, multiplied by 1.05; and (b) is the Market Maximum Monthly LTC Value described in the Long-Term Care Benefits Rider in effect on the Policy Anniversary, multiplied by the Protected LTC Ratio shown in the Policy Specifications. Impact of LTC Benefit Payments: With the exception of Caregiver Training, any amounts paid in a calendar month as a benefit under the Long-Term Care Benefits Rider will reduce the Protected LTC Limit Value dollar for dollar.Impact of Partial Surrenders: A Partial Surrender (i.e. withdrawal) under the Policy will reduce the Protected LTC Limit Value and the Protected Maximum Monthly LTC Value.The Protected LTC Limit Value following a Partial Surrender will be reduced by an amount equal to (a) multiplied by (b), multiplied by (c), where:(a) is the amount of the Partial Surrender;(b) is the Market Benefit Multiplier shown in the Policy Specifications; and(c)is the Protected LTC Ratio shown in the Policy Specifications.The Protected Maximum Monthly LTC Value following a Partial Surrender will be reduced in proportion to the change to the Protected LTC Limit Value.Impact of Rider on PolicyGrace Period: While this Rider is in force, the Premium due under the Policy’s “Grace Period” provision will be an amount equal to the lesser of:a. the amount described in the Policy’s “Grace Period” provision, plus any accumulated unpaid Monthly Deductions; orb. the amount necessary to satisfy the No-Lapse Premium Test as of the Monthly Anniversary Day following the Grace Period.Reinstatement of Rider: In the event of a lapse subject to terms and conditions your Policy may be reinstated. This Rider will not be reinstated if the Policy Lapses and is reinstated more than 6 months after the date of Lapse. Please refer to your Rider for additional information.For California: If the Insured provides proof of cognitive impairment or loss of functional capacity, we will reinstate the Policy and this Rider without evidence of insurability, regardless of the Attained Age of the Insured on the date of Lapse. This option is available to the Insured, if requested within five months after termination, and we receive past due Premium. Termination of Rider This Rider and all rights under it will terminate upon the earliest of the following:a. the Monthly Anniversary Day on or next following the date on which the requirements under this Rider’s “Allocation Requirements Provisions” are no longer satisfied;b. the date the Policy terminates for any reason; orc. the date we receive your request to terminate this Rider.Policy Loans. Outstanding Policy Loans and accrued interest reduce the Policy's death benefit and Accumulation Value. We may limit the amount of your loan so that total Debt under the Policy will not exceed 90% of an amount equal to the Accumulation Value less Surrender Charge. If at any time the total Debt against your Policy, including interest accrued but not due, equals or exceeds the then current Accumulation Value less Surrender Charges, the Policy will terminate subject to the conditions in the Grace Period provision. If your Policy lapses while a loan is outstanding, the borrowed amount may be taxable to you to the extent your Policy's value exceeds your basis in the Policy. Amounts transferred to the Loan Account do not participate in the performance of the Sub-Accounts or the Fixed Account. There may be adverse tax consequences if your Policy lapses with an outstanding loan balance. Please see “Policy Loans” section for additional information.Optional Sub-Account Allocation ProgramsYou may elect to participate in Dollar Cost Averaging or Automatic Rebalancing as described on an allocation form provided by us. There is currently no charge for these programs. You may participate in only one program at any time.Dollar Cost Averaging systematically transfers amounts during the first Policy Year from the money market Sub-Account or the Fixed Account. Transfer allocations may be made to one or more of the Sub-Accounts (not the Fixed Account) on a monthly or quarterly basis. Such allocations may not be made to the same account from which amounts are to be transferred. These transfers do not count against the free transfers available. By making allocations on a regularly scheduled basis, instead of on a lump sum basis, you may reduce exposure to market volatility. Dollar Cost Averaging will not assure a profit or protect against a declining market.If Dollar Cost Averaging is desired, it must be elected at issue.Dollar Cost Averaging terminates automatically:1)if the value in the money market Sub-Account or the Fixed Account is insufficient to complete the next transfer;2)7 calendar days after our Administrative Office receives a request for termination in writing or by telephone, with adequate authentication;3)on the first Policy Anniversary; or4)if your Policy terminates.From time to time, we may offer special interest rate programs for Dollar Cost Averaging. Please consult your registered representative to determine the current availability and terms of these programs. We reserve the right to modify, suspend or terminate a Dollar Cost Averaging program. Any changes will not affect Owners currently participating in the Dollar Cost Averaging program.Automatic Rebalancing periodically restores to a pre-determined level the percentage of policy value allocated to the Fixed Account and each Sub-Account. The pre-determined level is the allocation initially selected on the allocation form provided by us, until changed by the Owner. You may elect to have Automatic Rebalancing on a quarterly, semi-annual or annual basis. Please note that maintaining Automatic Rebalancing on a quarterly basis and complying with the allocation requirements (the “Allocation Requirements”) described in this prospectus are required to keep the Value Protection Rider in force. When Automatic Rebalancing is in effect, all Net Premium Payments allocated to the Sub-Accounts and Fixed Account will be subject to Automatic Rebalancing. Transfers among the Sub-Accounts and the Fixed Account as a result of Automatic Rebalancing do not count against the number of free transfers available. Automatic Rebalancing provides a method for reestablishing fixed proportions among your allocations to your Sub-Accounts and Fixed Account on a systematic basis. Automatic Rebalancing helps to maintain your allocation among market segments, although it entails reducing your policy values allocated to the better performing segments. Therefore, you should carefully consider market conditions and the investment objectives of each Sub-Account and Underlying Fund at the time you make your Premium Payment allocations which will also be used for Automatic Rebalancing. If Dollar Cost Averaging is also elected, the first rebalancing will occur after the Dollar Cost Averaging process terminates. Automatic Rebalancing may be terminated, or the allocation may be changed at any time, by contacting our Administrative Office. Terminating Automatic Rebalancing will terminate the Value Protection Rider attached to your Policy. Refer to the “Other Benefits Available Under the Policy” section of this prospectus for more information.Continuation of CoverageIf the Insured is still living at age 121, and the Policy is still in force and has not been surrendered, the Policy will remain in force until policy surrender or death of the Insured. There are certain changes that will take place:1)we will not accept Premium Payments;2)we will make no further deductions;3)policy values held in the Separate Account will be transferred to the Fixed Account; 4)we will continue to credit interest to the Fixed Account; 5)we will not transfer amounts to the Sub-Accounts; and6)we will not allow any changes to the Specified Amount.However, loan interest will continue to accrue. Provisions may vary in certain states. This provision will not continue any rider attached to this Policy beyond the date for such rider’s termination, as provided in the rider. If this Policy is in the Grace Period at the Insured’s Attained Age 121, you will need to pay the minimum amount required to remove this Policy from the Grace Period in order to guarantee continuation of this Policy beyond the Insured’s Attained Age 121.Termination of CoverageAll policy coverage terminates on the earliest of:1)Full Surrender of the Policy;2)death of the Insured; or3)failure to pay the necessary amount of Premium to keep your Policy in force.
Benefits Available [Table Text Block]
Name of Benefit	Purpose	Standard or Optional	Brief Description of Restrictions/Limitations
Long-Term Care Benefits Rider	Provides benefit payments for the Indemnity Choice Option, and/or to reimburse expenses incurred by the Insured for Covered Services.	Standard
•Amounts we pay and/or reimburse are subject to a
monthly maximum dollar amount each calendar
month.
•Availability is subject to underwriting criteria
(including age and state of health) at time of Policy
purchase only.
•The long-term care services must meet conditions of
the rider to qualify for reimbursement.

Name of Benefit	Purpose	Standard or Optional	Brief Description of Restrictions/Limitations
Benefit Transfer Rider	Provides Beneficiary(ies) of an Eligible Policy the option to use all or a portion of the Death Benefit Proceeds as a single premium to purchase, without underwriting Rider Benefit.	Standard
•The Insured under this Policy must be the Beneficiary
of an Eligible Policy, and must make the election to
purchase Rider Benefit under this Rider at the time
they make their election of settlement option under
such Eligible Policy.
•The Insured under this Policy must be no less than
attained age 50 and no more than attained age 120 on
the Purchase Date.
•The LTC Benefit Limit under the Long-Term Care
Benefits Rider attached to the Policy must be greater
than zero on the Purchase Date.
•The Insured under this Policy must be living on the
Purchase Date.

Value Protection Rider	Provides lapse protection if certain conditions are met. Also provides a level of protection against market down turns for accrued long- term care benefits.	Standard
•Lapse protection is subject to meeting the Premium
Payment requirements of the No-Lapse Premium
Test.
•Maintaining Automatic Rebalancing on a quarterly
basis complying with the allocation requirements
described in the prospectus is required to keep this
Rider in force.

Policy Loans	Borrow against the Surrender Value of your Policy.	Optional
•We may limit the amount of your loan so that total
Debt under the Policy will not exceed 90% of an
amount equal to the Accumulation Value less
Surrender Charge.
•Amounts transferred to the Loan Account do not
participate in the performance of the Sub-Accounts or
the Fixed Account.

Dollar Cost Averaging
An investment
strategy that divides
up the total amount
to be invested in one
or more Sub-
Accounts over a
specified period of
time. This averages
the purchase cost of
the assets over time
and helps to reduce
the potential impact
of market volatility.
Optional
•Available at Policy purchase only.
•In effect for 1st Policy Year or until funds are all
moved.
•Moves money from Fixed Account or Money Market
Sub-Account to other Sub-Accounts.
•Cannot move money to the same account money is
being taken from.
•Automatically moves to Automatic Rebalancing after
1st year.

Name of Benefit	Purpose	Standard or Optional	Brief Description of Restrictions/Limitations
Automatic Rebalancing	To periodically restore Sub-Account exposure to a pre- determined level selected by the policyholder to reduce potential risk of exposure to market volatility.	Standard	•Must be active to maintain the Value Protection Rider. •Is only available on a quarterly basis.

Item 18. Portfolio Companies (N-6) [Text Block]	APPENDIX A: FUNDS AVAILABLE UNDER THE POLICYThe following is a list of Underlying Funds currently available under the Policy. Depending on the optional benefits you choose, you may not be able to invest in certain funds. If the Value Protection Rider is in effect, you may not be able to invest in certain Underlying Funds. Please see “Appendix B –Current Investment Restrictions for Optional Benefits – Value Protection Rider”. More information about the Underlying Funds is available in the prospectuses for the funds, which may be amended from time to time and can be found online at www.lfg.com/VULprospectus. You can also request this information at no cost by calling 1-800-487-1485 or by sending an email request to CustServSupportTeam@lfg.com.The current expenses and performance information below reflects fees and expenses of the funds, but does not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Long-term growth of capital while providing current income.	American Funds® IS Capital World Growth and Income Fund - Class 2 advised by Capital Research and Management Company	0.66%[2]	24.80%	10.29%	11.02%
Growth of capital.	American Funds® IS Growth Fund - Class 2 advised by Capital Research and Management Company This fund will be available on or about May 11, 2026. Please consult your registered representative.	0.58%	20.24%	13.37%	17.97%
Long-term growth of capital.	ClearBridge Variable Mid Cap Portfolio - Class I advised by Franklin Templeton Fund Adviser, LLC	0.82%	4.35%	4.50%	7.50%
Long-term capital appreciation.	Fidelity® VIP Contrafund® Portfolio - Initial Class	0.54%	21.52%	15.37%	15.78%
Capital appreciation.	Fidelity® VIP Financials Portfolio - Initial Class	0.60%	15.18%	16.45%	13.40%
Capital appreciation.	Fidelity® VIP Health Care Portfolio - Initial Class	0.59%	14.39%	4.18%	8.75%
Capital appreciation.	Fidelity® VIP Technology Portfolio - Initial Class	0.56%	23.36%	16.83%	23.76%
To provide long-term capital appreciation.	First Trust Capital Strength Hedged Equity Portfolio - Class I	1.25%[2]	-2.26%	N/A	N/A
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
To provide capital appreciation.	First Trust Capital Strength Portfolio - Class I	1.10%	5.70%	7.07%	N/A
To provide total return by allocating among dividend-paying stocks and investment grade bonds.	First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I4	1.18%	5.30%	3.98%	6.68%
Long-term growth of capital. A fund of funds.	Lincoln Hedged S&P 500 Conservative Fund - Service Class[3]	1.05%[2]	9.27%	N/A	N/A
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP American Balanced Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.57%[2]	15.47%	6.62%	8.23%
Long-term capital growth.	LVIP American Century Ultra® Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.65%[2]	12.95%	N/A	N/A
Long-term capital appreciation. A fund of funds.
LVIP American Funds Vanguard
Active Passive Growth Fund -
Standard Class
advised by Lincoln Financial
Investments Corporation
This fund will be available on or
about May 11, 2026. Please
consult your registered
representative.
		0.67%[2]	N/A	N/A	N/A
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP American Growth Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.59%[2]	17.07%	7.11%	8.92%
A high level of current income with some consideration given to growth of capital. A fund of funds.	LVIP American Income Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.57%[2]	12.56%	4.70%	6.42%
Capital appreciation.	LVIP Baron Growth Opportunities Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.90%[2]	-9.85%	-0.08%	9.06%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Long-term capital appreciation.	LVIP BlackRock Equity Dividend Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.66%[2]	13.43%	8.30%	8.58%
High total investment return.	LVIP BlackRock Global Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.72%[2]	18.71%	6.10%	N/A
To maximize real return, consistent with preservation of real capital and prudent investment management.	LVIP BlackRock Inflation Protected Bond Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.85%	5.76%	2.61%	3.01%
Total return through a combination of current income and long-term capital appreciation.	LVIP BlackRock Real Estate Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.86%[2]	8.92%	2.71%	3.68%
Long-term capital appreciation.	LVIP Dimensional International Core Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.62%[2]	35.26%	9.65%	8.43%
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.49%	15.38%	12.83%	12.99%
Maximum current income (yield) consistent with a prudent investment strategy.	LVIP Franklin Templeton Core Bond Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.37%	7.25%	-0.44%	2.24%
Current income while maintaining a stable value of the investors' shares and preserving the value of the investors' initial investment.	LVIP Government Money Market Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.38%[2]	3.97%	2.98%	1.87%
Current income and some capital appreciation. A fund of funds.	LVIP JPMorgan Retirement Income Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.68%[2]	12.10%	4.39%	5.54%
To provide investment results over a full market cycle that, before fees and expenses, are superior to an index that tracks global equities.	LVIP Loomis Sayles Global Growth Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.77%[2]	17.59%	9.25%	N/A
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Long-term capital appreciation.	LVIP MFS International Growth Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.79%[2]	19.11%	7.09%	9.73%
Capital appreciation.	LVIP MFS Value Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.61%[2]	13.06%	10.00%	10.10%
Current income consistent with the preservation of capital.	LVIP Mondrian Global Income Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.66%[2]	6.39%	-3.30%	0.36%
Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.	LVIP Mondrian International Value Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.74%[2]	36.38%	11.24%	7.90%
Maximize long-term capital appreciation.	LVIP Nomura Mid Cap Value Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.42%	13.35%	11.72%	10.68%
Maximize long-term capital appreciation.	LVIP Nomura Social Awareness Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.44%	15.06%	12.98%	13.53%
To seek a high level of current income consistent with preservation of capital.	LVIP PIMCO Low Duration Bond Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.60%[2]	5.47%	1.91%	2.24%
To match as closely as practicable, before fees and expenses, the performance of the Bloomberg U.S. Aggregate Index.	LVIP State Street Bond Index Fund - Standard Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA Bond Index Fund)	0.37%[2]	6.80%	-0.73%	1.67%
A high level of current income, with some consideration given to growth of capital. A fund of funds.	LVIP State Street Conservative Index Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA Conservative Index Allocation Fund)	0.50%[2]	12.80%	3.71%	5.57%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
To provide investment results that, before fees and expenses, correspond generally to the total return of the MSCI Emerging Markets Index that tracks performance of emerging market equity securities.	LVIP State Street Emerging Markets Equity Index Fund - Standard Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA Emerging Markets Equity Index Fund)	0.50%[2]	33.48%	3.41%	N/A
To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.	LVIP State Street International Index Fund - Standard Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA International Index Fund)	0.38%[2]	31.18%	8.66%	8.00%
To approximate as closely as practicable, before fees and expenses, the performance of the S&P MidCap 400® Index that emphasizes stocks of mid-sized U.S. companies.	LVIP State Street Mid-Cap Index Fund - Standard Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA Mid-Cap Index Fund)	0.35%[2]	7.13%	8.74%	10.34%
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP State Street Moderate Index Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA Moderate Index Allocation Fund)	0.50%	15.64%	5.85%	7.43%
A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP State Street Moderately Aggressive Index Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA Moderately Aggressive Index Allocation Fund)	0.50%	17.43%	6.66%	8.18%
To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.	LVIP State Street S&P 500 Index Fund - Standard Class[3] advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA S&P 500 Index Fund)	0.23%	17.60%	14.16%	14.55%
To provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term U.S. corporate bond market.	LVIP State Street Short-Term Bond Index Fund - Standard Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA Short-Term Bond Index Fund)	0.36%[2]	5.52%	2.25%	N/A
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.	LVIP State Street Small-Cap Index Fund - Standard Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA Small-Cap Index Fund)	0.38%[2]	12.46%	5.73%	9.18%
The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.	LVIP T. Rowe Price 2020 Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.64%[2]	13.02%	5.48%	6.87%
The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.	LVIP T. Rowe Price 2030 Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.67%[2]	14.99%	6.85%	7.87%
The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.	LVIP T. Rowe Price 2040 Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.71%[2]	18.14%	8.89%	9.21%
The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.	LVIP T. Rowe Price 2050 Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.73%[2]	19.65%	9.74%	10.05%
The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.	LVIP T. Rowe Price 2060 Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.73%[2]	19.77%	9.93%	N/A
To maximize capital appreciation.	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.71%[2]	11.04%	7.41%	12.90%
Long-term capital appreciation. A fund of funds.	LVIP Vanguard Domestic Equity ETF Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.30%[2]	16.47%	12.72%	13.79%
Long-term capital appreciation. A fund of funds.	LVIP Vanguard International Equity ETF Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.32%[2]	31.56%	7.29%	8.14%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Capital appreciation.	MFS® VIT II Core Equity Portfolio - Initial Class advised by Massachusetts Financial Services Company	0.78%[2]	12.50%	11.52%	13.81%
Capital appreciation.	MFS® VIT New Discovery Series - Initial Class advised by Massachusetts Financial Services Company	0.87%[2]	12.96%	-0.28%	10.74%
Long-term capital appreciation.	Nomura VIP Emerging Markets Series - Standard Class	1.16%[2]	81.26%	8.81%	12.17%
Capital appreciation.	Nomura VIP Small Cap Value Series - Standard Class	0.74%	8.16%	9.26%	9.15%
Balanced investment composed of a well-diversified portfolio of stocks and bonds which produce both capital growth and current income.	Putnam VT George Putnam Balanced Fund - Class IA	0.63%	14.31%	9.11%	10.44%
Capital appreciation. A fund of funds.	TOPS® Aggressive ETF Portfolio - Class 2 Shares advised by Valmark Advisers, Inc. (formerly TOPS® Aggressive Growth ETF Portfolio)	0.54%	18.83%	9.41%	10.43%
Income and capital appreciation. A fund of funds.	TOPS® Balanced ETF Portfolio - Service Class Shares advised by Valmark Advisers, Inc.	0.58%	12.81%	5.47%	N/A
Capital appreciation. A fund of funds.	TOPS® Moderate ETF Portfolio - Service Class Shares advised by Valmark Advisers, Inc. (formerly TOPS® Moderate Growth ETF Portfolio)	0.59%	15.11%	6.88%	N/A
[1]The name of the adviser or sub-adviser is not listed if the name is incorporated into the name of the Underlying Fund or the fund company. [2]This fund is subject to an expense reimbursement or a fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.[3]The Index to which this fund is managed to is a product of S&P Dow Jones Indices LLC (SPDJI) and has been licensed for use by one or more of the portfolio’s service providers (licensee). Standard & Poor’s®, S&P®, S&P GSCI® and S&P 500® are registered trademarks of S&P Global, Inc. or its affiliates (S&P) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the licensee. The licensee’s products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, or their third party licensors, and none of these parties or their respective affiliates or third party licensors make any representation regarding the advisability of investing in such products, nor do they have liability for any errors, omissions, or interruptions of the Index.[4]Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademark has been licensed to S&P Dow Jones Indices LLC and has been sublicensed for use for certain purposes by First Trust Advisors L.P. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product.
Prospectuses Available [Text Block]	The following is a list of Underlying Funds currently available under the Policy. Depending on the optional benefits you choose, you may not be able to invest in certain funds. If the Value Protection Rider is in effect, you may not be able to invest in certain Underlying Funds. Please see “Appendix B –Current Investment Restrictions for Optional Benefits – Value Protection Rider”. More information about the Underlying Funds is available in the prospectuses for the funds, which may be amended from time to time and can be found online at www.lfg.com/VULprospectus. You can also request this information at no cost by calling 1-800-487-1485 or by sending an email request to CustServSupportTeam@lfg.com.The current expenses and performance information below reflects fees and expenses of the funds, but does not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Long-term growth of capital while providing current income.	American Funds® IS Capital World Growth and Income Fund - Class 2 advised by Capital Research and Management Company	0.66%[2]	24.80%	10.29%	11.02%
Growth of capital.	American Funds® IS Growth Fund - Class 2 advised by Capital Research and Management Company This fund will be available on or about May 11, 2026. Please consult your registered representative.	0.58%	20.24%	13.37%	17.97%
Long-term growth of capital.	ClearBridge Variable Mid Cap Portfolio - Class I advised by Franklin Templeton Fund Adviser, LLC	0.82%	4.35%	4.50%	7.50%
Long-term capital appreciation.	Fidelity® VIP Contrafund® Portfolio - Initial Class	0.54%	21.52%	15.37%	15.78%
Capital appreciation.	Fidelity® VIP Financials Portfolio - Initial Class	0.60%	15.18%	16.45%	13.40%
Capital appreciation.	Fidelity® VIP Health Care Portfolio - Initial Class	0.59%	14.39%	4.18%	8.75%
Capital appreciation.	Fidelity® VIP Technology Portfolio - Initial Class	0.56%	23.36%	16.83%	23.76%
To provide long-term capital appreciation.	First Trust Capital Strength Hedged Equity Portfolio - Class I	1.25%[2]	-2.26%	N/A	N/A
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
To provide capital appreciation.	First Trust Capital Strength Portfolio - Class I	1.10%	5.70%	7.07%	N/A
To provide total return by allocating among dividend-paying stocks and investment grade bonds.	First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I4	1.18%	5.30%	3.98%	6.68%
Long-term growth of capital. A fund of funds.	Lincoln Hedged S&P 500 Conservative Fund - Service Class[3]	1.05%[2]	9.27%	N/A	N/A
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP American Balanced Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.57%[2]	15.47%	6.62%	8.23%
Long-term capital growth.	LVIP American Century Ultra® Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.65%[2]	12.95%	N/A	N/A
Long-term capital appreciation. A fund of funds.
LVIP American Funds Vanguard
Active Passive Growth Fund -
Standard Class
advised by Lincoln Financial
Investments Corporation
This fund will be available on or
about May 11, 2026. Please
consult your registered
representative.
		0.67%[2]	N/A	N/A	N/A
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP American Growth Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.59%[2]	17.07%	7.11%	8.92%
A high level of current income with some consideration given to growth of capital. A fund of funds.	LVIP American Income Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.57%[2]	12.56%	4.70%	6.42%
Capital appreciation.	LVIP Baron Growth Opportunities Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.90%[2]	-9.85%	-0.08%	9.06%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Long-term capital appreciation.	LVIP BlackRock Equity Dividend Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.66%[2]	13.43%	8.30%	8.58%
High total investment return.	LVIP BlackRock Global Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.72%[2]	18.71%	6.10%	N/A
To maximize real return, consistent with preservation of real capital and prudent investment management.	LVIP BlackRock Inflation Protected Bond Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.85%	5.76%	2.61%	3.01%
Total return through a combination of current income and long-term capital appreciation.	LVIP BlackRock Real Estate Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.86%[2]	8.92%	2.71%	3.68%
Long-term capital appreciation.	LVIP Dimensional International Core Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.62%[2]	35.26%	9.65%	8.43%
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.49%	15.38%	12.83%	12.99%
Maximum current income (yield) consistent with a prudent investment strategy.	LVIP Franklin Templeton Core Bond Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.37%	7.25%	-0.44%	2.24%
Current income while maintaining a stable value of the investors' shares and preserving the value of the investors' initial investment.	LVIP Government Money Market Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.38%[2]	3.97%	2.98%	1.87%
Current income and some capital appreciation. A fund of funds.	LVIP JPMorgan Retirement Income Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.68%[2]	12.10%	4.39%	5.54%
To provide investment results over a full market cycle that, before fees and expenses, are superior to an index that tracks global equities.	LVIP Loomis Sayles Global Growth Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.77%[2]	17.59%	9.25%	N/A
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Long-term capital appreciation.	LVIP MFS International Growth Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.79%[2]	19.11%	7.09%	9.73%
Capital appreciation.	LVIP MFS Value Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.61%[2]	13.06%	10.00%	10.10%
Current income consistent with the preservation of capital.	LVIP Mondrian Global Income Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.66%[2]	6.39%	-3.30%	0.36%
Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.	LVIP Mondrian International Value Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.74%[2]	36.38%	11.24%	7.90%
Maximize long-term capital appreciation.	LVIP Nomura Mid Cap Value Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.42%	13.35%	11.72%	10.68%
Maximize long-term capital appreciation.	LVIP Nomura Social Awareness Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.44%	15.06%	12.98%	13.53%
To seek a high level of current income consistent with preservation of capital.	LVIP PIMCO Low Duration Bond Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.60%[2]	5.47%	1.91%	2.24%
To match as closely as practicable, before fees and expenses, the performance of the Bloomberg U.S. Aggregate Index.	LVIP State Street Bond Index Fund - Standard Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA Bond Index Fund)	0.37%[2]	6.80%	-0.73%	1.67%
A high level of current income, with some consideration given to growth of capital. A fund of funds.	LVIP State Street Conservative Index Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA Conservative Index Allocation Fund)	0.50%[2]	12.80%	3.71%	5.57%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
To provide investment results that, before fees and expenses, correspond generally to the total return of the MSCI Emerging Markets Index that tracks performance of emerging market equity securities.	LVIP State Street Emerging Markets Equity Index Fund - Standard Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA Emerging Markets Equity Index Fund)	0.50%[2]	33.48%	3.41%	N/A
To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.	LVIP State Street International Index Fund - Standard Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA International Index Fund)	0.38%[2]	31.18%	8.66%	8.00%
To approximate as closely as practicable, before fees and expenses, the performance of the S&P MidCap 400® Index that emphasizes stocks of mid-sized U.S. companies.	LVIP State Street Mid-Cap Index Fund - Standard Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA Mid-Cap Index Fund)	0.35%[2]	7.13%	8.74%	10.34%
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP State Street Moderate Index Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA Moderate Index Allocation Fund)	0.50%	15.64%	5.85%	7.43%
A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP State Street Moderately Aggressive Index Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA Moderately Aggressive Index Allocation Fund)	0.50%	17.43%	6.66%	8.18%
To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.	LVIP State Street S&P 500 Index Fund - Standard Class[3] advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA S&P 500 Index Fund)	0.23%	17.60%	14.16%	14.55%
To provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term U.S. corporate bond market.	LVIP State Street Short-Term Bond Index Fund - Standard Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA Short-Term Bond Index Fund)	0.36%[2]	5.52%	2.25%	N/A
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.	LVIP State Street Small-Cap Index Fund - Standard Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA Small-Cap Index Fund)	0.38%[2]	12.46%	5.73%	9.18%
The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.	LVIP T. Rowe Price 2020 Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.64%[2]	13.02%	5.48%	6.87%
The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.	LVIP T. Rowe Price 2030 Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.67%[2]	14.99%	6.85%	7.87%
The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.	LVIP T. Rowe Price 2040 Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.71%[2]	18.14%	8.89%	9.21%
The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.	LVIP T. Rowe Price 2050 Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.73%[2]	19.65%	9.74%	10.05%
The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.	LVIP T. Rowe Price 2060 Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.73%[2]	19.77%	9.93%	N/A
To maximize capital appreciation.	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.71%[2]	11.04%	7.41%	12.90%
Long-term capital appreciation. A fund of funds.	LVIP Vanguard Domestic Equity ETF Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.30%[2]	16.47%	12.72%	13.79%
Long-term capital appreciation. A fund of funds.	LVIP Vanguard International Equity ETF Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.32%[2]	31.56%	7.29%	8.14%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Capital appreciation.	MFS® VIT II Core Equity Portfolio - Initial Class advised by Massachusetts Financial Services Company	0.78%[2]	12.50%	11.52%	13.81%
Capital appreciation.	MFS® VIT New Discovery Series - Initial Class advised by Massachusetts Financial Services Company	0.87%[2]	12.96%	-0.28%	10.74%
Long-term capital appreciation.	Nomura VIP Emerging Markets Series - Standard Class	1.16%[2]	81.26%	8.81%	12.17%
Capital appreciation.	Nomura VIP Small Cap Value Series - Standard Class	0.74%	8.16%	9.26%	9.15%
Balanced investment composed of a well-diversified portfolio of stocks and bonds which produce both capital growth and current income.	Putnam VT George Putnam Balanced Fund - Class IA	0.63%	14.31%	9.11%	10.44%
Capital appreciation. A fund of funds.	TOPS® Aggressive ETF Portfolio - Class 2 Shares advised by Valmark Advisers, Inc. (formerly TOPS® Aggressive Growth ETF Portfolio)	0.54%	18.83%	9.41%	10.43%
Income and capital appreciation. A fund of funds.	TOPS® Balanced ETF Portfolio - Service Class Shares advised by Valmark Advisers, Inc.	0.58%	12.81%	5.47%	N/A
Capital appreciation. A fund of funds.	TOPS® Moderate ETF Portfolio - Service Class Shares advised by Valmark Advisers, Inc. (formerly TOPS® Moderate Growth ETF Portfolio)	0.59%	15.11%	6.88%	N/A

Some Portfolio Companies not Available for All Benefits [Text Block]	APPENDIX B: CURRENT INVESTMENT RESTRICTIONS FOR OPTIONAL BENEFITS – VALUE PROTECTION RIDERYou will not be able to allocate Accumulation Value without restriction among all of the Sub-Accounts that are available without losing this Rider. We impose Allocation Requirements to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under the Value Protection Rider and to make payments that would not be required in the absence of this Rider’s provisions.
Tier 1
No restrictions or requirements exist on
Tier 1 Sub-Accounts or in the Fixed
Account if the total investment in Tier 3 is
zero. If there any investments in Tier 3,
then investments in Tier 1 Sub-Accounts
and/or in the Fixed Account must account
for at least 20% of the Accumulation
Value.
Tier 2 No restrictions or requirements exist on Tier 2 Sub-Accounts.	Tier 3 Any investment in any Tier 3 Sub-Accounts activates the 20% requirement in the Tier 1 Sub-Accounts and/or the Fixed Account.
•Lincoln Hedged S&P 500 Conservative
Fund
•LVIP BlackRock Inflation Protected Bond
Fund
•LVIP Franklin Templeton Core Bond Fund
•LVIP Government Money Market Fund
•LVIP Mondrian Global Income Fund
•LVIP PIMCO Low Duration Bond Fund
•LVIP State Street Bond Index Fund
•LVIP State Street Short-Term Bond Index
Fund

•First Trust Capital Strength Hedged Equity
Portfolio
•First Trust/Dow Jones Dividend & Income
Allocation Portfolio
•LVIP American Balanced Allocation Fund
•LVIP American Funds Vanguard Active
Passive Growth Fund
•LVIP American Growth Allocation Fund
•LVIP American Income Allocation Fund
•LVIP BlackRock Global Allocation Fund
•LVIP JPMorgan Retirement Income Fund
•LVIP State Street Conservative Index
Allocation Fund
•LVIP State Street Moderate Index
Allocation Fund
•LVIP State Street Moderately Aggressive
Index Allocation Fund
•LVIP T. Rowe Price 2020 Fund
•LVIP T. Rowe Price 2030 Fund
•LVIP T. Rowe Price 2040 Fund
•LVIP T. Rowe Price 2050 Fund
•LVIP T. Rowe Price 2060 Fund
•Putnam VT George Putnam Balanced
Fund
•TOPS® Balanced ETF Portfolio
•TOPS® Moderate ETF Portfolio

•American Funds® IS Capital World
Growth and Income Fund
•American Funds® IS Growth Fund
•ClearBridge Variable Mid Cap Portfolio
•Fidelity® VIP Contrafund® Portfolio
•Fidelity® VIP Financials Portfolio
•Fidelity® VIP Health Care Portfolio
•Fidelity® VIP Technology Portfolio
•First Trust Capital Strength Portfolio
•LVIP American Century Ultra® Fund
•LVIP Baron Growth Opportunities Fund
•LVIP BlackRock Equity Dividend Fund
•LVIP BlackRock Real Estate Fund
•LVIP Dimensional International Core
Equity Fund
•LVIP Dimensional U.S. Core Equity 2
Fund
•LVIP Loomis Sayles Global Growth Fund
•LVIP MFS International Growth Fund
•LVIP MFS Value Fund
•LVIP Mondrian International Value Fund
•LVIP Nomura Mid Cap Value Fund
•LVIP Nomura Social Awareness Fund
•LVIP State Street Emerging Markets
Equity Index Fund
•LVIP State Street International Index Fund
•LVIP State Street Mid-Cap Index Fund
•LVIP State Street S&P 500 Index Fund
•LVIP State Street Small Cap Index Fund
•LVIP T. Rowe Price Structured Mid-Cap
Growth Fund
•LVIP Vanguard Domestic Equity ETF Fund
•LVIP Vanguard International Equity ETF
Fund

Tier 1
No restrictions or requirements exist on
Tier 1 Sub-Accounts or in the Fixed
Account if the total investment in Tier 3 is
zero. If there any investments in Tier 3,
then investments in Tier 1 Sub-Accounts
and/or in the Fixed Account must account
for at least 20% of the Accumulation
Value.
Tier 2 No restrictions or requirements exist on Tier 2 Sub-Accounts.	Tier 3 Any investment in any Tier 3 Sub-Accounts activates the 20% requirement in the Tier 1 Sub-Accounts and/or the Fixed Account.
•MFS® VIT New Discovery Series •MFS® VIT II Core Equity Portfolio •Nomura VIP Emerging Markets Series •Nomura VIP Small Cap Value Series •TOPS® Aggressive ETF Portfolio

Temporary Fee Reductions, Current Expenses [Text Block]	This fund is subject to an expense reimbursement or a fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.
Lincoln MoneyGuard Market Advantage 2024 | Fluctuating Investment Performance
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Fluctuating Investment Performance. A Sub-Account is not guaranteed and will increase and decrease in value according to investment performance of the Underlying Fund. Policy values in the Sub-Accounts are not guaranteed. If you put money into the Sub-Accounts, you assume all the investment risk on that money. A comprehensive discussion of each Sub-Account’s and Underlying Fund's objective and risk is found in this prospectus and in each Underlying Fund's prospectus, respectively. You should review these prospectuses before making your investment decision. Your choice of Sub-Accounts and the performance of the Underlying Funds will impact the Policy's Accumulation Value and will impact how long the Policy remains in force, its tax status, the amount of Premium you need to pay to keep the Policy in force, and may impact the amount of long-term care benefits that may be available under the Long-Term Care Benefits Rider.
Lincoln MoneyGuard Market Advantage 2024 | Policy Values in the Fixed Account
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Policy Values in the Fixed Account. Premium Payments and policy values allocated to the Fixed Account are held in the Company's General Account. Note that there are significant limitations on your right to transfer amounts in the Fixed Account and, due to these limitations, if you want to transfer the entire balance of the Fixed Account to one or more Sub-Accounts, it may take several years to do so. Therefore, you should carefully consider whether the Fixed Account meets your investment needs. We issue other types of insurance policies and financial products as well. In addition to any amounts we are obligated to pay in excess of policy value under the Policy, we also pay our obligations under these products from our assets in the General Account. Moreover, unlike assets held in the Separate Account, the assets of the General Account are subject to the general liabilities of the Company and, therefore, to the Company’s General Account creditors. In the event of an insolvency of receivership, payments we make from our General Account to satisfy claims under the Policy would generally receive the same priority as our other Owners’ obligations.The General Account is not segregated or insulated from the claims of the insurance company’s creditors. Investors look to the financial strength of the insurance company’s fulfillment of the contractual promises and guarantees we make to you in the Policy, including those relating to the payment of death benefits. Therefore, guarantees provided by the insurance company as to benefits promised in the prospectus are subject to the claims-paying ability of the insurance company and are subject to the risk that the insurance company may not be able to cover or may default on its obligations under those guarantees.For more information, please see “Lincoln Life, The Separate Account and The General Account” or “Transfers” sections of this prospectus.
Lincoln MoneyGuard Market Advantage 2024 | Costs Subject to Change
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Costs Subject to Change. The Tables of Fees contained in this prospectus reflect the guaranteed maximum charges applicable to the Policy. At the time you purchase the Policy, some of those charges are likely to be assessed at rates less than the maximum rates shown but are subject to adjustment as described in the Policy Charges and Fees section. Such charges are referred to as non-guaranteed elements or “NGEs”. A change to one or more of these NGEs can affect your Policy's performance, including coverage duration, premiums required to keep your Policy in force, as well as the Policy's Surrender Value.
Lincoln MoneyGuard Market Advantage 2024 | Unsuitable for Short-Term Investment
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Unsuitable for Short-Term Investment. This Policy is intended for long-term financial and investment planning for persons needing death benefit protection, and it is unsuitable for short-term goals. Your Policy is not designed to serve as a vehicle for frequent trading.
Lincoln MoneyGuard Market Advantage 2024 | Policy Lapse
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Policy Lapse. Sufficient Premiums must be paid to keep your Policy in force. There is a risk of lapse if Premiums are too low in relation to the insurance amount and if investment results of the Sub-Accounts you have chosen are adverse or are less favorable than anticipated. Outstanding Policy Loans and Partial Surrenders will increase the risk of lapse.In addition to paying sufficient Premiums and being cognizant of the impact of outstanding Policy Loans and Partial Surrenders on policy values, you also have the Value Protection Rider, briefly noted above and discussed in more detail in the “Other Benefits Available Under the Policy” section of this prospectus, to help you manage some of the risk of Policy Lapse.
Lincoln MoneyGuard Market Advantage 2024 | Policy Loans Risk
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Policy Loans. Outstanding Policy Loans and accrued interest reduce the Policy's death benefit and Accumulation Value. If at any time the total Debt against your Policy, including interest accrued but not due, equals or exceeds the then current Accumulation Value less Surrender Charges, the Policy will terminate subject to the conditions in the Grace Period provision. If your Policy lapses while a loan is outstanding, the borrowed amount may be taxable to you to the extent your Policy's value exceeds your basis in the Policy. There may be adverse tax consequences in the event that your Policy lapses with an outstanding loan balance.
Lincoln MoneyGuard Market Advantage 2024 | Decreasing Death Benefit and Long-Term Care Benefit Payment
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Decreasing Death Benefit and Long-Term Care Benefit Payment. Any outstanding Policy Loans and any amount that you have surrendered will reduce your Policy’s death benefit and may reduce the amount you receive as a monthly long-term care benefit (as a portion will be used to repay any outstanding debt under the Policy as described in the Long-Term Care Benefits Rider).
Lincoln MoneyGuard Market Advantage 2024 | Consequences of Surrender
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Consequences of Surrender. Surrender Charges are assessed if you surrender your Policy up to 14 years from the Policy Date and up to 14 years from each increase in Specified Amount. Depending on the amount of Premium paid, or any Reduction in Specified Amount, there may be little or no Surrender Value available. Partial Surrenders may reduce the policy value and death benefit, and may increase the risk of lapse. To avoid lapse, you may be required to make additional Premium Payments. Full or Partial Surrenders may result in tax consequences.
Lincoln MoneyGuard Market Advantage 2024 | Investment Restriction Compliance
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Investment Restriction Compliance. While you own the Value Protection Rider, you may be subject to certain requirements and limitations that restrict your allocations among the Sub-Accounts and the Fixed Account. These restrictions are described in the “Value Protection Rider” section under the “Allocation Requirements” section later in this prospectus and the “Current Investment Restrictions for Optional Benefits – Value Protection Rider” section of Appendix A: Funds Available Under the Policy. The Allocation Requirements are intended to reduce our risk that we may be required to use our own assets to fulfill our no-lapse guarantees under the rider. As described further in the funds’ prospectuses, certain Underlying Funds that are included within the investment restrictions, including funds managed by an adviser affiliated with us, employ risk management strategies that are intended to manage the funds’ overall volatility or limit the funds’ losses during significant market downturns. While these risk management strategies could help to reduce negative impacts of market volatility and market downturns, they could also limit your participation in market gains. Overall, the Allocation Requirements that may be imposed under the Value Protection Rider may conflict with your personal investment objectives and limit your ability to maximize potential growth of your Accumulation Value. You should consult with your registered representative to determine whether the Allocation Requirements align with your investment objectives.You will be notified at least 30 days prior to the date of any change in the Allocation Requirements. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under the Rider. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the Sub-Account investments.At the time you receive notice of a change to the Allocation Requirements, if you are not in compliance with the new Allocation Requirements, you may:1.submit your own reallocation instructions for the Accumulation Value, before the effective date specified in the notice, so that the Allocation Requirements are satisfied; or2.take no action and be subject to quarterly rebalancing. If this results in a change to your allocation instructions, then these will be your new allocation instructions until you tell us otherwise; or3.elect to terminate the Rider immediately, without waiting for a termination event.Please note, upon a change in Allocation Requirements, we will not reallocate any of your Policy’s Accumulation Value except pursuant to your instructions in writing or by telephone (if you have previously authorized telephone transfers in writing). Failure to timely reallocate your Policy Accumulation Value in accordance with any new Allocation Requirements will cause your Rider to terminate.
Lincoln MoneyGuard Market Advantage 2024 | Tax Consequences
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Tax Consequences. As noted in greater detail in the section headed “Tax Issues”, the federal income tax treatment of life insurance is complex and current tax treatment of life insurance may change. There are other federal tax consequences such as estate, gift and generation skipping transfer taxes, as well as state and local income, estate and inheritance tax consequences. You should always consult a tax advisor about the application of federal and state tax rules to your individual situation. The following discussion highlights tax risks in general, summary terms.
Lincoln MoneyGuard Market Advantage 2024 | Tax Treatment of Life Insurance and Long-Term Care Insurance Contracts
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Tax Treatment of Life Insurance and Long-Term Care Insurance Contracts. Your Policy is designed to enjoy the favorable tax treatment afforded life insurance, including the exclusion of death benefits from income tax, the ability to take distributions and loans over the life of your Policy, and the deferral of taxation of any increase in the value of your Policy. If the Policy does fail to qualify as life insurance, you will be subject to the denial of those important benefits and any deductions to cover any Long-Term Care benefit riders may be taxable. In addition, if you pay more Premiums than permitted under the federal tax law your Policy may still be life insurance but will be classified as a Modified Endowment Contract (“MEC”) whereby only the tax benefits applicable to death benefits will apply and distributions will be subject to immediate taxation and to an added penalty tax.
Lincoln MoneyGuard Market Advantage 2024 | Tax Law Compliance
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Tax Law Compliance. We believe that the Policy will satisfy the federal tax law definition of life insurance and Long-Term Care insurance, and we will monitor your Policy for compliance with the tax law requirements. The discussion of the tax treatment of your Policy is based on the current Policy, as well as the current rules and regulations governing life insurance. Please note that changes made to the Policy, as well as any changes in the current tax law requirements, may affect the Policy’s qualification as life insurance and Long-Term Care insurance or may have other tax consequences.
Lincoln MoneyGuard Market Advantage 2024 | Cybersecurity and Business Interruption Risks
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Cybersecurity and Business Interruption Risks. We rely heavily on our computer systems and those of our business partners and service providers to conduct our business. As such, our business is vulnerable to cybersecurity risks and business interruption risks. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data; interference with or denial of service; attacks on websites or systems; operational disruptions; and unauthorized release of confidential customer or business information. Cybersecurity risks affecting us, any third-party administrators, underlying funds, index providers, intermediaries, and service providers may adversely affect us and/or your Policy. For instance, systems failures and cyberattacks may interfere with our processing of Policy transactions, including order processing; impact our ability to calculate Policy values; cause the release and possible destruction of confidential customer or business information; and/or subject us to regulatory fines, litigation, financial losses or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the Underlying Funds invest (or the securities that compose an Index), which may cause your Policy to lose value. There can be no assurance that systems disruptions, cyberattacks and information security breaches will always be detected, prevented, or avoided in the future. In addition to cybersecurity risks, we are exposed to risks related to natural and man-made disasters, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts. Any such disasters could interfere with our business and our ability to administer the Policy. For example, they could lead to delays in our processing of Policy transactions, including orders from Policy Owners, or could negatively impact our ability to calculate Policy values. They may also impact the issuers of securities in which the Underlying Funds invest (or the securities that compose an Index), which may cause your Policy to lose value. There can be no assurance that negative impacts associated with natural and man-made disasters will always be avoided.
Lincoln MoneyGuard Market Advantage 2024 | Risk of Loss [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]	You can lose money by investing in the Policy, including loss of principal.
Lincoln MoneyGuard Market Advantage 2024 | Not Short Term Investment Risk [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]	•This Policy is not a short-term investment vehicle and is not appropriate for an investor who needs ready access to cash.•Surrender Charges apply for up to 14 years from the Policy Date and 14 years from the date of any increase in your Specified Amount.•Any charges may reduce the value of your Policy and death benefit.•Tax deferral is more beneficial to investors with a long-time horizon.
Lincoln MoneyGuard Market Advantage 2024 | Investment Options Risk [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]	•An investment in the Policy is subject to the risk of poor investment performance of the investment options. Performance can vary depending on the performance of the investment options available under the Policy.•Each investment option (including any Fixed Account investment option) has its own unique risks. You should review each Underlying Fund’s prospectus before making an investment decision.
Lincoln MoneyGuard Market Advantage 2024 | Insurance Company Risk [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]	•Any obligations, guarantees, and benefits of the contract including the Fixed Account investment option are subject to the claims-paying ability of Lincoln Life. If Lincoln Life experiences financial distress, it may not be able to meet its obligations to you. More information about Lincoln Life, including its financial strength ratings, is available upon request from Lincoln Life by calling 1-800-487-1485 or by visiting https://www.lfg.com/public/aboutus/investorrelations/financialinformation.•You may obtain our audited statutory financial statements, any unaudited statutory financial statements that may be available as well as ratings information by visiting our website at www.lfg.com/VULprospectus.
Lincoln MoneyGuard Market Advantage 2024 | Contract Lapse Risk [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]	•Sufficient Premiums must be paid to keep your Policy in force. There is a risk of lapse if Premiums are too small in relation to the insurance amount and if investment results of the Sub-Accounts you have chosen are adverse or are less favorable than anticipated.•While there is no cost to reinstate your Policy we must receive a payment sufficient to keep your Policy and any reinstated riders in force for at least two months after the date of reinstatement. •Outstanding Policy Loans (plus interest) and Partial Surrenders will increase the risk of lapse. The death benefit will not be paid if the Policy has lapsed.
Lincoln MoneyGuard Market Advantage 2024 | American Funds® IS Capital World Growth and Income Fund - Class 2
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Funds® IS Capital World Growth and Income Fund - Class 2
Portfolio Company Objective [Text Block]	Long-term growth of capital while providing current income.
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	24.80%
Average Annual Total Returns, 5 Years [Percent]	10.29%
Average Annual Total Returns, 10 Years [Percent]	11.02%
Lincoln MoneyGuard Market Advantage 2024 | American Funds® IS Growth Fund - Class 2
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Funds® IS Growth Fund - Class 2
Portfolio Company Objective [Text Block]	Growth of capital.
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	20.24%
Average Annual Total Returns, 5 Years [Percent]	13.37%
Average Annual Total Returns, 10 Years [Percent]	17.97%
Lincoln MoneyGuard Market Advantage 2024 | ClearBridge Variable Mid Cap Portfolio - Class I
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	ClearBridge Variable Mid Cap Portfolio - Class I
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	4.35%
Average Annual Total Returns, 5 Years [Percent]	4.50%
Average Annual Total Returns, 10 Years [Percent]	7.50%
Lincoln MoneyGuard Market Advantage 2024 | Fidelity® VIP Contrafund® Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP Contrafund® Portfolio - Initial Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	21.52%
Average Annual Total Returns, 5 Years [Percent]	15.37%
Average Annual Total Returns, 10 Years [Percent]	15.78%
Lincoln MoneyGuard Market Advantage 2024 | Fidelity® VIP Financials Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP Financials Portfolio - Initial Class
Portfolio Company Objective [Text Block]	Capital appreciation.
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	15.18%
Average Annual Total Returns, 5 Years [Percent]	16.45%
Average Annual Total Returns, 10 Years [Percent]	13.40%
Lincoln MoneyGuard Market Advantage 2024 | Fidelity® VIP Health Care Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP Health Care Portfolio - Initial Class
Portfolio Company Objective [Text Block]	Capital appreciation.
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	14.39%
Average Annual Total Returns, 5 Years [Percent]	4.18%
Average Annual Total Returns, 10 Years [Percent]	8.75%
Lincoln MoneyGuard Market Advantage 2024 | Fidelity® VIP Technology Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP Technology Portfolio - Initial Class
Portfolio Company Objective [Text Block]	Capital appreciation.
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	23.36%
Average Annual Total Returns, 5 Years [Percent]	16.83%
Average Annual Total Returns, 10 Years [Percent]	23.76%
Lincoln MoneyGuard Market Advantage 2024 | First Trust Capital Strength Hedged Equity Portfolio - Class I
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	First Trust Capital Strength Hedged Equity Portfolio - Class I
Portfolio Company Objective [Text Block]	To provide long-term capital appreciation.
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	(2.26%)
Lincoln MoneyGuard Market Advantage 2024 | First Trust Capital Strength Portfolio - Class I
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	First Trust Capital Strength Portfolio - Class I
Portfolio Company Objective [Text Block]	To provide capital appreciation.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	5.70%
Average Annual Total Returns, 5 Years [Percent]	7.07%
Lincoln MoneyGuard Market Advantage 2024 | First Trust Dow Jones Dividend Income Allocation Portfolio - Class I
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I
Portfolio Company Objective [Text Block]	To provide total return by allocating among dividend-paying stocks and investment grade bonds.
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	5.30%
Average Annual Total Returns, 5 Years [Percent]	3.98%
Average Annual Total Returns, 10 Years [Percent]	6.68%
Lincoln MoneyGuard Market Advantage 2024 | Lincoln Hedged SP 500 Conservative Fund - Service Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Lincoln Hedged S&P 500 Conservative Fund - Service Class
Portfolio Company Objective [Text Block]	Long-term growth of capital. A fund of funds.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	9.27%
Lincoln MoneyGuard Market Advantage 2024 | LVIP American Balanced Allocation Fund - Standard Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	LVIP American Balanced Allocation Fund - Standard Class
Portfolio Company Objective [Text Block]	A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	15.47%
Average Annual Total Returns, 5 Years [Percent]	6.62%
Average Annual Total Returns, 10 Years [Percent]	8.23%
Lincoln MoneyGuard Market Advantage 2024 | LVIP American Century Ultra Fund - Standard Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	LVIP American Century Ultra® Fund - Standard Class
Portfolio Company Objective [Text Block]	Long-term capital growth.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	12.95%
Lincoln MoneyGuard Market Advantage 2024 | LVIP American Funds Vanguard Active Passive Growth Fund - Standard Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	LVIP American Funds Vanguard Active Passive Growth Fund - Standard Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation. A fund of funds.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.67%
Lincoln MoneyGuard Market Advantage 2024 | LVIP American Growth Allocation Fund - Standard Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	LVIP American Growth Allocation Fund - Standard Class
Portfolio Company Objective [Text Block]	A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	17.07%
Average Annual Total Returns, 5 Years [Percent]	7.11%
Average Annual Total Returns, 10 Years [Percent]	8.92%
Lincoln MoneyGuard Market Advantage 2024 | LVIP American Income Allocation Fund - Standard Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	LVIP American Income Allocation Fund - Standard Class
Portfolio Company Objective [Text Block]	A high level of current income with some consideration given to growth of capital. A fund of funds.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	12.56%
Average Annual Total Returns, 5 Years [Percent]	4.70%
Average Annual Total Returns, 10 Years [Percent]	6.42%
Lincoln MoneyGuard Market Advantage 2024 | LVIP Baron Growth Opportunities Fund - Standard Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	LVIP Baron Growth Opportunities Fund - Standard Class
Portfolio Company Objective [Text Block]	Capital appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(9.85%)
Average Annual Total Returns, 5 Years [Percent]	(0.08%)
Average Annual Total Returns, 10 Years [Percent]	9.06%
Lincoln MoneyGuard Market Advantage 2024 | LVIP BlackRock Equity Dividend Fund - Standard Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	LVIP BlackRock Equity Dividend Fund - Standard Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	13.43%
Average Annual Total Returns, 5 Years [Percent]	8.30%
Average Annual Total Returns, 10 Years [Percent]	8.58%
Lincoln MoneyGuard Market Advantage 2024 | LVIP BlackRock Global Allocation Fund - Standard Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	LVIP BlackRock Global Allocation Fund - Standard Class
Portfolio Company Objective [Text Block]	High total investment return.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	18.71%
Average Annual Total Returns, 5 Years [Percent]	6.10%
Lincoln MoneyGuard Market Advantage 2024 | LVIP BlackRock Inflation Protected Bond Fund - Standard Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	LVIP BlackRock Inflation Protected Bond Fund - Standard Class
Portfolio Company Objective [Text Block]	To maximize real return, consistent with preservation of real capital and prudent investment management.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	5.76%
Average Annual Total Returns, 5 Years [Percent]	2.61%
Average Annual Total Returns, 10 Years [Percent]	3.01%
Lincoln MoneyGuard Market Advantage 2024 | LVIP BlackRock Real Estate Fund - Standard Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	LVIP BlackRock Real Estate Fund - Standard Class
Portfolio Company Objective [Text Block]	Total return through a combination of current income and long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	8.92%
Average Annual Total Returns, 5 Years [Percent]	2.71%
Average Annual Total Returns, 10 Years [Percent]	3.68%
Lincoln MoneyGuard Market Advantage 2024 | LVIP Dimensional International Core Equity Fund - Standard Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	LVIP Dimensional International Core Equity Fund - Standard Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	35.26%
Average Annual Total Returns, 5 Years [Percent]	9.65%
Average Annual Total Returns, 10 Years [Percent]	8.43%
Lincoln MoneyGuard Market Advantage 2024 | LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	15.38%
Average Annual Total Returns, 5 Years [Percent]	12.83%
Average Annual Total Returns, 10 Years [Percent]	12.99%
Lincoln MoneyGuard Market Advantage 2024 | LVIP Franklin Templeton Core Bond Fund - Standard Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	LVIP Franklin Templeton Core Bond Fund - Standard Class
Portfolio Company Objective [Text Block]	Maximum current income (yield) consistent with a prudent investment strategy.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	7.25%
Average Annual Total Returns, 5 Years [Percent]	(0.44%)
Average Annual Total Returns, 10 Years [Percent]	2.24%
Lincoln MoneyGuard Market Advantage 2024 | LVIP Government Money Market Fund - Standard Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	LVIP Government Money Market Fund - Standard Class
Portfolio Company Objective [Text Block]	Current income while maintaining a stable value of the investors' shares and preserving the value of the investors' initial investment.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	3.97%
Average Annual Total Returns, 5 Years [Percent]	2.98%
Average Annual Total Returns, 10 Years [Percent]	1.87%
Lincoln MoneyGuard Market Advantage 2024 | LVIP JPMorgan Retirement Income Fund - Standard Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	LVIP JPMorgan Retirement Income Fund - Standard Class
Portfolio Company Objective [Text Block]	Current income and some capital appreciation. A fund of funds.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	12.10%
Average Annual Total Returns, 5 Years [Percent]	4.39%
Average Annual Total Returns, 10 Years [Percent]	5.54%
Lincoln MoneyGuard Market Advantage 2024 | LVIP Loomis Sayles Global Growth Fund - Standard Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	LVIP Loomis Sayles Global Growth Fund - Standard Class
Portfolio Company Objective [Text Block]	To provide investment results over a full market cycle that, before fees and expenses, are superior to an index that tracks global equities.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	17.59%
Average Annual Total Returns, 5 Years [Percent]	9.25%
Lincoln MoneyGuard Market Advantage 2024 | LVIP MFS International Growth Fund - Standard Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	LVIP MFS International Growth Fund - Standard Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	19.11%
Average Annual Total Returns, 5 Years [Percent]	7.09%
Average Annual Total Returns, 10 Years [Percent]	9.73%
Lincoln MoneyGuard Market Advantage 2024 | LVIP MFS Value Fund - Standard Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	LVIP MFS Value Fund - Standard Class
Portfolio Company Objective [Text Block]	Capital appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	13.06%
Average Annual Total Returns, 5 Years [Percent]	10.00%
Average Annual Total Returns, 10 Years [Percent]	10.10%
Lincoln MoneyGuard Market Advantage 2024 | LVIP Mondrian Global Income Fund - Standard Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	LVIP Mondrian Global Income Fund - Standard Class
Portfolio Company Objective [Text Block]	Current income consistent with the preservation of capital.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	6.39%
Average Annual Total Returns, 5 Years [Percent]	(3.30%)
Average Annual Total Returns, 10 Years [Percent]	0.36%
Lincoln MoneyGuard Market Advantage 2024 | LVIP Mondrian International Value Fund - Standard Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	LVIP Mondrian International Value Fund - Standard Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	36.38%
Average Annual Total Returns, 5 Years [Percent]	11.24%
Average Annual Total Returns, 10 Years [Percent]	7.90%
Lincoln MoneyGuard Market Advantage 2024 | LVIP Nomura Mid Cap Value Fund - Standard Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	LVIP Nomura Mid Cap Value Fund - Standard Class
Portfolio Company Objective [Text Block]	Maximize long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	13.35%
Average Annual Total Returns, 5 Years [Percent]	11.72%
Average Annual Total Returns, 10 Years [Percent]	10.68%
Lincoln MoneyGuard Market Advantage 2024 | LVIP Nomura Social Awareness Fund - Standard Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	LVIP Nomura Social Awareness Fund - Standard Class
Portfolio Company Objective [Text Block]	Maximize long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.44%
Average Annual Total Returns, 1 Year [Percent]	15.06%
Average Annual Total Returns, 5 Years [Percent]	12.98%
Average Annual Total Returns, 10 Years [Percent]	13.53%
Lincoln MoneyGuard Market Advantage 2024 | LVIP PIMCO Low Duration Bond Fund - Standard Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	LVIP PIMCO Low Duration Bond Fund - Standard Class
Portfolio Company Objective [Text Block]	To seek a high level of current income consistent with preservation of capital.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	5.47%
Average Annual Total Returns, 5 Years [Percent]	1.91%
Average Annual Total Returns, 10 Years [Percent]	2.24%
Lincoln MoneyGuard Market Advantage 2024 | LVIP State Street Bond Index Fund - Standard Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	LVIP State Street Bond Index Fund - Standard Class
Portfolio Company Objective [Text Block]	To match as closely as practicable, before fees and expenses, the performance of the Bloomberg U.S. Aggregate Index.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	6.80%
Average Annual Total Returns, 5 Years [Percent]	(0.73%)
Average Annual Total Returns, 10 Years [Percent]	1.67%
Lincoln MoneyGuard Market Advantage 2024 | LVIP State Street Conservative Index Allocation Fund - Standard Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	LVIP State Street Conservative Index Allocation Fund - Standard Class
Portfolio Company Objective [Text Block]	A high level of current income, with some consideration given to growth of capital. A fund of funds.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	12.80%
Average Annual Total Returns, 5 Years [Percent]	3.71%
Average Annual Total Returns, 10 Years [Percent]	5.57%
Lincoln MoneyGuard Market Advantage 2024 | LVIP State Street Emerging Markets Equity Index Fund - Standard Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	LVIP State Street Emerging Markets Equity Index Fund - Standard Class
Portfolio Company Objective [Text Block]	To provide investment results that, before fees and expenses, correspond generally to the total return of the MSCI Emerging Markets Index that tracks performance of emerging market equity securities.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	33.48%
Average Annual Total Returns, 5 Years [Percent]	3.41%
Lincoln MoneyGuard Market Advantage 2024 | LVIP State Street International Index Fund - Standard Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	LVIP State Street International Index Fund - Standard Class
Portfolio Company Objective [Text Block]	To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	31.18%
Average Annual Total Returns, 5 Years [Percent]	8.66%
Average Annual Total Returns, 10 Years [Percent]	8.00%
Lincoln MoneyGuard Market Advantage 2024 | LVIP State Street Mid-Cap Index Fund - Standard Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	LVIP State Street Mid-Cap Index Fund - Standard Class
Portfolio Company Objective [Text Block]	To approximate as closely as practicable, before fees and expenses, the performance of the S&P MidCap 400® Index that emphasizes stocks of mid-sized U.S. companies.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	7.13%
Average Annual Total Returns, 5 Years [Percent]	8.74%
Average Annual Total Returns, 10 Years [Percent]	10.34%
Lincoln MoneyGuard Market Advantage 2024 | LVIP State Street Moderate Index Allocation Fund - Standard Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	LVIP State Street Moderate Index Allocation Fund - Standard Class
Portfolio Company Objective [Text Block]	A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	15.64%
Average Annual Total Returns, 5 Years [Percent]	5.85%
Average Annual Total Returns, 10 Years [Percent]	7.43%
Lincoln MoneyGuard Market Advantage 2024 | LVIP State Street Moderately Aggressive Index Allocation Fund - Standard Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	LVIP State Street Moderately Aggressive Index Allocation Fund - Standard Class
Portfolio Company Objective [Text Block]	A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	17.43%
Average Annual Total Returns, 5 Years [Percent]	6.66%
Average Annual Total Returns, 10 Years [Percent]	8.18%
Lincoln MoneyGuard Market Advantage 2024 | LVIP State Street SP 500 Index Fund - Standard Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	LVIP State Street S&P 500 Index Fund - Standard Class
Portfolio Company Objective [Text Block]	To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.23%
Average Annual Total Returns, 1 Year [Percent]	17.60%
Average Annual Total Returns, 5 Years [Percent]	14.16%
Average Annual Total Returns, 10 Years [Percent]	14.55%
Lincoln MoneyGuard Market Advantage 2024 | LVIP State Street Short-Term Bond Index Fund - Standard Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	LVIP State Street Short-Term Bond Index Fund - Standard Class
Portfolio Company Objective [Text Block]	To provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term U.S. corporate bond market.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	5.52%
Average Annual Total Returns, 5 Years [Percent]	2.25%
Lincoln MoneyGuard Market Advantage 2024 | LVIP State Street Small-Cap Index Fund - Standard Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	LVIP State Street Small-Cap Index Fund - Standard Class
Portfolio Company Objective [Text Block]	To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	12.46%
Average Annual Total Returns, 5 Years [Percent]	5.73%
Average Annual Total Returns, 10 Years [Percent]	9.18%
Lincoln MoneyGuard Market Advantage 2024 | LVIP T. Rowe Price 2020 Fund - Standard Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	LVIP T. Rowe Price 2020 Fund - Standard Class
Portfolio Company Objective [Text Block]	The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	13.02%
Average Annual Total Returns, 5 Years [Percent]	5.48%
Average Annual Total Returns, 10 Years [Percent]	6.87%
Lincoln MoneyGuard Market Advantage 2024 | LVIP T. Rowe Price 2030 Fund - Standard Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	LVIP T. Rowe Price 2030 Fund - Standard Class
Portfolio Company Objective [Text Block]	The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	14.99%
Average Annual Total Returns, 5 Years [Percent]	6.85%
Average Annual Total Returns, 10 Years [Percent]	7.87%
Lincoln MoneyGuard Market Advantage 2024 | LVIP T. Rowe Price 2040 Fund - Standard Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	LVIP T. Rowe Price 2040 Fund - Standard Class
Portfolio Company Objective [Text Block]	The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	18.14%
Average Annual Total Returns, 5 Years [Percent]	8.89%
Average Annual Total Returns, 10 Years [Percent]	9.21%
Lincoln MoneyGuard Market Advantage 2024 | LVIP T. Rowe Price 2050 Fund - Standard Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	LVIP T. Rowe Price 2050 Fund - Standard Class
Portfolio Company Objective [Text Block]	The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	19.65%
Average Annual Total Returns, 5 Years [Percent]	9.74%
Average Annual Total Returns, 10 Years [Percent]	10.05%
Lincoln MoneyGuard Market Advantage 2024 | LVIP T. Rowe Price 2060 Fund - Standard Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	LVIP T. Rowe Price 2060 Fund - Standard Class
Portfolio Company Objective [Text Block]	The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	19.77%
Average Annual Total Returns, 5 Years [Percent]	9.93%
Lincoln MoneyGuard Market Advantage 2024 | LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class
Portfolio Company Objective [Text Block]	To maximize capital appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	11.04%
Average Annual Total Returns, 5 Years [Percent]	7.41%
Average Annual Total Returns, 10 Years [Percent]	12.90%
Lincoln MoneyGuard Market Advantage 2024 | LVIP Vanguard Domestic Equity ETF Fund - Standard Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	LVIP Vanguard Domestic Equity ETF Fund - Standard Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation. A fund of funds.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	16.47%
Average Annual Total Returns, 5 Years [Percent]	12.72%
Average Annual Total Returns, 10 Years [Percent]	13.79%
Lincoln MoneyGuard Market Advantage 2024 | LVIP Vanguard International Equity ETF Fund - Standard Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	LVIP Vanguard International Equity ETF Fund - Standard Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation. A fund of funds.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.32%
Average Annual Total Returns, 1 Year [Percent]	31.56%
Average Annual Total Returns, 5 Years [Percent]	7.29%
Average Annual Total Returns, 10 Years [Percent]	8.14%
Lincoln MoneyGuard Market Advantage 2024 | MFS® VIT II Core Equity Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MFS® VIT II Core Equity Portfolio - Initial Class
Portfolio Company Objective [Text Block]	Capital appreciation.
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	12.50%
Average Annual Total Returns, 5 Years [Percent]	11.52%
Average Annual Total Returns, 10 Years [Percent]	13.81%
Lincoln MoneyGuard Market Advantage 2024 | MFS® VIT New Discovery Series - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MFS® VIT New Discovery Series - Initial Class
Portfolio Company Objective [Text Block]	Capital appreciation.
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	12.96%
Average Annual Total Returns, 5 Years [Percent]	(0.28%)
Average Annual Total Returns, 10 Years [Percent]	10.74%
Lincoln MoneyGuard Market Advantage 2024 | Nomura VIP Emerging Markets Series - Standard Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Nomura VIP Emerging Markets Series - Standard Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	81.26%
Average Annual Total Returns, 5 Years [Percent]	8.81%
Average Annual Total Returns, 10 Years [Percent]	12.17%
Lincoln MoneyGuard Market Advantage 2024 | Nomura VIP Small Cap Value Series - Standard Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Nomura VIP Small Cap Value Series - Standard Class
Portfolio Company Objective [Text Block]	Capital appreciation.
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	8.16%
Average Annual Total Returns, 5 Years [Percent]	9.26%
Average Annual Total Returns, 10 Years [Percent]	9.15%
Lincoln MoneyGuard Market Advantage 2024 | Putnam VT George Putnam Balanced Fund - Class IA
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Putnam VT George Putnam Balanced Fund - Class IA
Portfolio Company Objective [Text Block]	Balanced investment composed of a well-diversified portfolio of stocks and bonds which produce both capital growth and current income.
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	14.31%
Average Annual Total Returns, 5 Years [Percent]	9.11%
Average Annual Total Returns, 10 Years [Percent]	10.44%
Lincoln MoneyGuard Market Advantage 2024 | TOPS® Aggressive ETF Portfolio - Class 2 Shares
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	TOPS® Aggressive ETF Portfolio - Class 2 Shares
Portfolio Company Objective [Text Block]	Capital appreciation. A fund of funds.
Portfolio Company Adviser [Text Block]	Valmark Advisers, Inc.
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	18.83%
Average Annual Total Returns, 5 Years [Percent]	9.41%
Average Annual Total Returns, 10 Years [Percent]	10.43%
Lincoln MoneyGuard Market Advantage 2024 | TOPS® Balanced ETF Portfolio - Service Class Shares
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	TOPS® Balanced ETF Portfolio - Service Class Shares
Portfolio Company Objective [Text Block]	Income and capital appreciation. A fund of funds.
Portfolio Company Adviser [Text Block]	Valmark Advisers, Inc.
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	12.81%
Average Annual Total Returns, 5 Years [Percent]	5.47%
Lincoln MoneyGuard Market Advantage 2024 | TOPS® Moderate ETF Portfolio - Service Class Shares
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	TOPS® Moderate ETF Portfolio - Service Class Shares
Portfolio Company Objective [Text Block]	Capital appreciation. A fund of funds.
Portfolio Company Adviser [Text Block]	Valmark Advisers, Inc.
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	15.11%
Average Annual Total Returns, 5 Years [Percent]	6.88%
Lincoln MoneyGuard Market Advantage 2024 | Policy Loans
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Policy Loan Interest
Optional Benefit Charge, When Deducted [Text Block]	Annually
Optional Benefit Expense (of Other Amount), Maximum [Percent]	3.00%
Optional Benefit Expense, Footnotes [Text Block]	Although deducted annually, interest accrues daily. As described in the section headed “Policy Loans”, when you request a Policy Loan, amounts equal to the amount of the loan you request are withdrawn from the Sub-Accounts and the Fixed Account in proportion to their respective values. Such amount is transferred to the Loan Account, which is part of the Company’s General Account. Amounts in the Loan Account are credited interest at an effective annual rate guaranteed not to be less than 1% in all Policy Years. Taking into account the Asset Charge, the net cost of your Policy Loan is 3.50% in all Policy Years.
Name of Benefit [Text Block]	Policy Loans
Purpose of Benefit [Text Block]	Borrow against the Surrender Value of your Policy.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•We may limit the amount of your loan so that total Debt under the Policy will not exceed 90% of an amount equal to the Accumulation Value less Surrender Charge.•Amounts transferred to the Loan Account do not participate in the performance of the Sub-Accounts or the Fixed Account.
Name of Benefit [Text Block]	Policy Loans
Operation of Benefit [Text Block]	Policy Loans. Outstanding Policy Loans and accrued interest reduce the Policy's death benefit and Accumulation Value. We may limit the amount of your loan so that total Debt under the Policy will not exceed 90% of an amount equal to the Accumulation Value less Surrender Charge. If at any time the total Debt against your Policy, including interest accrued but not due, equals or exceeds the then current Accumulation Value less Surrender Charges, the Policy will terminate subject to the conditions in the Grace Period provision. If your Policy lapses while a loan is outstanding, the borrowed amount may be taxable to you to the extent your Policy's value exceeds your basis in the Policy. Amounts transferred to the Loan Account do not participate in the performance of the Sub-Accounts or the Fixed Account. There may be adverse tax consequences if your Policy lapses with an outstanding loan balance. Please see “Policy Loans” section for additional information.
Lincoln MoneyGuard Market Advantage 2024 | Long-Term Care Rider Base Charge Rate
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Long-Term Care Benefits Rider*Base Charge Rate
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Charge, Representative [Text Block]	Maximum Charge for a Representative Insured (male, age 45): $1.12301 per $1,000
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.44965%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	0.0977%
Lincoln MoneyGuard Market Advantage 2024 | Long-Term Care Rider Excess Charge Rate
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Long-Term Care Benefits Rider*Excess Charge Rate
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Charge, Representative [Text Block]	Maximum Charge for a Representative Insured (male, age 45): $0.81886 per $1,000
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.53822%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	0.06651%
Lincoln MoneyGuard Market Advantage 2024 | Benefit Transfer Rider
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Benefit Transfer Rider Loan
Optional Benefit Charge, When Deducted [Text Block]	Annually
Optional Benefit Expense (of Other Amount), Maximum [Percent]	4.00%
Name of Benefit [Text Block]	Benefit Transfer Rider
Purpose of Benefit [Text Block]	Provides Beneficiary(ies) of an Eligible Policy the option to use all or a portion of the Death Benefit Proceeds as a single premium to purchase, without underwriting Rider Benefit.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•The Insured under this Policy must be the Beneficiary of an Eligible Policy, and must make the election to purchase Rider Benefit under this Rider at the time they make their election of settlement option under such Eligible Policy.•The Insured under this Policy must be no less than attained age 50 and no more than attained age 120 on the Purchase Date.•The LTC Benefit Limit under the Long-Term Care Benefits Rider attached to the Policy must be greater than zero on the Purchase Date.•The Insured under this Policy must be living on the Purchase Date.
Name of Benefit [Text Block]	Benefit Transfer Rider
Operation of Benefit [Text Block]	Benefit Transfer Rider. Subject to state availability and to meeting eligibility requirements, this Rider provides the Beneficiary(ies) payment of all or a portion of the Death Benefits Proceeds to purchase an amount of death benefit and long-term care benefit under the Beneficiaries own Eligible Policy. You may return this Rider for any reason to the registered representative through whom it was purchased, to any other registered representative of the Company, or to us at the Administrator Mailing Address shown on the cover of your Policy within 30 days after receipt of your Policy. If returned, this Rider will be considered void from the Policy Date and we will refund directly to you the Death Benefits Proceeds used to purchase Rider Benefits under this Rider within 30 days of the return. If you purchase through a third-party financial intermediary, please contact the third-party financial intermediary about your options for returning this Rider. Note: In New Jersey, you may return this Rider for any reason within 30 days after activating the Rider Benefits. If returned, the purchase of the Rider Benefits would be reversed and you would be refunded all Death Benefit Proceeds. This also terminates the Benefit Transfer Rider.If you have purchased benefits under this Rider, we agree to provide benefits for Qualified Long-Term Care Services as described in the Long-Term Care Benefits Rider. The death benefit under this Rider, if any, will be included in the calculation of Death Benefit Proceeds under this Policy, as described in this Rider's “Death Benefit Proceeds” provision. Eligibility. A Beneficiary may purchase benefits under this Rider once the following conditions are met:a.The Insured under this Policy must be the Beneficiary of an Eligible Policy, and must make the election to purchase Rider Benefit under this Rider at the time they make their election of settlement option under such Eligible Policy.b.The Insured under this Policy must be no less than attained age 50 and no more than attained age 120 on the Purchase Date.c.The LTC Benefit Limit under the Long-Term Care Benefits Rider attached to this Policy must be greater than zero on the Purchase Date.If the conditions of the “Eligibility” provision are met, the Insured under this Policy may designate all or a portion of any Death Benefit Proceeds payable to them as Beneficiary of an Eligible Policy to be used as a single premium to purchase Rider Benefit under this Rider with no evidence of insurability. The amount of Rider Benefit purchased with every $1,000 of Death Benefit Proceeds is shown in the Table of Guaranteed Purchase Values in the Policy Specifications and will not change. The Rider Benefit is based on the Insured's Attained Age on the Purchase Date, gender, and for the Rider LTC Benefit, the Right to Purchase Optional Inflation Protection election shown in the Policy Specifications. Hypothetical: The Benefit Transfer Rider will always provide more death benefit and long-term care benefit than the amount of the death benefit proceeds used for that purpose from an Eligible Policy. A policy is owned by a Female with the Couple’s Discount class who rejected the optional inflation increases at issue and is Attained Age 85 on the Purchase Date. The Owner is the Beneficiary of $100,000 in death benefits from another Eligible policy. Using the Death Benefit Proceeds from the Eligible Policy, the Owner elects to keep $50,000 of the death benefit and use the remaining $50,000 to purchase additional death benefit and long-term care benefit under the Benefit Transfer Rider for her Eligible Policy. The Owner’s Eligible Policy will receive $54,000 in Rider Death Benefit and $68,850 in Rider LTC Benefit.The amount of Death Benefit Proceeds that can be used to purchase Rider Benefit under this Rider may not be less than the Minimum Purchase Payment Amount shown in the Policy Specifications or more than the amount of Death Benefit Proceeds payable to the Beneficiary who is the Insured under this Policy. This maximum amount does not include any interest on Death Benefit Proceeds that may be payable. If the Insured under this Policy is the Beneficiary on multiple Eligible Policies, there is no limit on the number of times Rider Benefit may be purchased under this Rider, as long as all of the terms and conditions of this Rider are met.LTC Benefits Available: Subject to the terms and conditions of this Rider and the Long-Term Care Benefits Rider, we will pay an amount not to exceed the Rider Maximum Monthly LTC Benefit, which is the equal to the Maximum Monthly LTC Benefit under the Long-Term Care Benefits Rider, no less frequently than once each calendar month until the Rider LTC Benefit Limit equals zero:a.to reimburse costs incurred and actually paid by the Insured for any Covered Service or combination of Covered Services; and/orb.to pay the Indemnity Choice Option benefit described in the Long-Term Care Benefits Rider's “Indemnity Choice Option” provision, if available under the terms of the Long-Term Care Benefits Rider.Any Rider LTC Benefit paid in a calendar month will reduce that month's Rider Maximum Monthly LTC Benefit and the Rider LTC Benefit Limit dollar for dollar. In any calendar month in which you are eligible to receive benefits under this Rider, the maximum amount available is equal to the least of:a.an amount equal to the sum of costs incurred and actually paid by the Insured for Covered Services for the calendar month which have not already been reimbursed by us or any modified Monthly Maximum LTC Benefit amount made available by the Long-Term Care Benefits Rider;b.the amount you request;c.the Maximum Monthly LTC Benefit amount under the Reimbursement Option or the Indemnity Choice Option, as applicable; ord.the LTC Benefit Limit.Any benefits options selected under the Long-Term Care Benefits section of the Long-Term Care Benefits Rider will remain in effect under this Rider.While the terms and conditions of this Rider and the Long-Term Care Benefits Rider are met, Rider LTC Benefit will be paid under this Rider for as long as the Rider LTC Benefit Limit is greater than zero and this Rider remains in force. This does not apply to Rider LTC Benefit, if any, received under the “Rider LTC Benefit After Lapse” or “Rider LTC Nonforfeiture Benefit” provisions.While this Rider and the Long-Term Care Benefits Rider are in force and this Rider’s Rider LTC Benefit Limit is greater than zero, benefits for Indemnity Choice Option benefits or to reimburse any Covered Services will be paid in the following order: a.benefits are paid under the Long-Term Care Benefits Rider until both of the following are reduced to zero:(i) the Policy’s Specified Amount; and(ii) the Policy’s Accumulation Value; thenb.Rider LTC Benefits under this Rider, if any, is paid as long as the Rider death benefit, if any, is greater than zero;c.benefits are paid under the Long-Term Care Benefits Rider until that rider’s LTC Benefit Limit is reduced to zero; thend.Rider LTC Benefit under this Rider, if any, is paid until the Rider LTC Benefit Limit, if any, is reduced to zero.Right to Purchase Optional Inflation Protection: If the Long-Term Care Benefits Rider attached to this Policy is issued with the right to purchase Optional Inflation Protection, every annual Option Inflation Protection increase purchased by you will be factored into the calculation of the Rider LTC Benefit Limit, if any, under this Rider, as long as the Rider LTC Benefit Limit is greater than zero and this Rider remains in force.Impact of Benefit Payments: While the Rider death benefit is greater than zero, benefit payments under this Rider for Indemnity Choice Option benefits or to reimburse any Covered Service or combination of Covered Services (other than Caregiver Training) will reduce the Rider death benefit dollar for dollar.Impact of Debt on Benefit Payments: A benefit paid under this Rider will be first used to repay a portion of any outstanding Rider Debt, which is the total amount of any outstanding loans against this Rider, including loan interest accrued but not yet charged, under this Rider. The portion to be repaid will equal the sum of (1) divided by (2), then multiplied by (3), where:(1)is the amount of Rider Debt;(2)is the Rider death benefit immediately prior to the Rider LTC Benefit payment, and (3)is the amount of the Rider LTC Benefit payment prior to the reduction to repay Rider Debt.Impact of Rider on Policy: The Rider death benefit, Rider LTC Benefit, Rider LTC Benefit payments and the Rider Surrender Value under this Rider, if any, are not included in the calculation of any benefits, values, premiums, charges, Monthly Deduction, grace period, no-lapse values, or loans under this Policy, other than as described below. Death Benefit Proceeds: If the Insured under this Policy dies while the Policy and this Rider are in force and upon notice of claim, we will pay Death Benefit Proceeds equal to the greatest of a., b. or c. below, plus the Rider death benefit, if any, on the Insured's date of death, less any Rider Debt, where:a.is the Specified Amount on the date of the Insured’s death, less any Debt; orb.is an amount equal to the Accumulation Value on the date of the Insured’s death multiplied by the applicable percentage shown in the Corridor Percentages Table in the Policy Specifications, less any Debt; orc.is the Residual Death Benefit described in the Long-Term Care Benefits Rider, if that Rider is in force on the date of the Insured’s death.Availability of Death Benefit Proceeds: If the Insured under this Policy dies while receiving benefits under this Rider, we reserve the right to withhold payment of any Death Benefit Proceeds that would otherwise be payable until we have verified that we have received all remaining claims for Indemnity Choice Option benefits or to reimburse any Covered Service under this Rider and under the Long-Term Care Benefits Rider. Impact of Policy on Rider: The Rider death benefit and Rider Surrender Value, if any, are not impacted by increases or decreases to this Policy's Specified Amount, or partial surrenders (withdrawals) under this Policy. The Rider LTC Benefit, if any, is not impacted by benefits paid under the Long-Term Care Benefits Rider, or increases or decreases to this Policy's Specified Amount.Surrenders: Surrender Value: The Rider Surrender Value is equal to (1) multiplied by (2), where:(1)is the Rider Surrender Value Factor shown in the Table of Rider Surrender Value Factors in the Policy Specifications; and (2)is the Rider death benefit, if any, divided by 1,000.Full Surrender of Policy and Rider: If this Policy, including this Rider, are fully surrendered, the Surrender Value payable will equal the amount calculated under the Policy's “Policy Surrenders” provision plus the Rider Surrender Value, if any, on the date of surrender, less any Rider Debt.Surrender of Rider Only: Upon request, you may surrender this Rider and keep this Policy in force. The amount payable upon surrender of this Rider will equal the Rider Surrender Value on the date of surrender, less any Rider Debt. Once you have surrendered this Rider, it cannot be reinstated.Rider Surrender Values are based on the mortality assumption shown in the Policy Specifications. The values of this Rider are not less than the minimum required by law. If required, a detailed statement of the method used to determine Rider values has been filed with the state in which the Policy and this Rider are delivered.Loans: If this Rider has Rider Surrender Value available, we will grant a loan against this Rider provided:a.a loan agreement is properly executed; andb.you make a satisfactory assignment of this Policy to us. The Rider Surrender Value of this Rider serves as the sole security for the loan.The Minimum Rider Loan Amount is shown in the Policy Specifications. We reserve the right to modify this amount in the future.Rider Loan Amount Available: The loan value under this Rider at any time is equal to:a.the then current Rider Surrender Value;b.minus any existing loan against this Rider; andc.minus accrued interest on any existing loan against this Rider.Rider Loan Interest Rate Charged: Interest charged on loans against this Rider will be at an annual rate of 4% as shown in the Policy Specifications, payable in arrears. Interest charged on a loan accrues daily and is payable annually on each Policy Anniversary or as otherwise agreed to by you and us. If you do not pay the interest when it is due, we will add the amount of interest to the loan.Rider Loan Repayments: Rider Debt may be repaid at any time while the Policy and this Rider are in force. Any loan repayment must be equal to or greater than the lesser of (a) the Minimum Rider Loan Repayment Amount shown in the Policy Specifications; or (b) the amount of the outstanding Rider Debt. Any Rider LTC Benefit paid under this Rider will be first used to repay a portion of any outstanding Rider Debt under this Rider, as described in the “Impact of Debt on Benefit Payments” provision.Lapse and Lapse Protection:Rider LTC Nonforfeiture Benefit: Subject to the terms and conditions of this Rider and the Long-Term Care Benefits Rider and the limitations and conditions, this provision will cover eligible claims for Indemnity Choice Option benefits or to reimburse any Covered Service up to the Rider LTC Nonforfeiture Benefit Limit described below which begin at any time after this Rider has terminated for any reason, including surrender of this Rider or full surrender of this Policy. The Rider LTC Nonforfeiture Benefit, if any, under this provision will continue until the earlier of:a.the death of the Insured; orb.the date the Rider LTC Nonforfeiture Benefit Limits, if any, has been reduced to zero.The Rider LTC Nonforfeiture Benefit Limit will be an amount equal to (1) minus (2), then minus (3), where:(1)is the Rider LTC Benefit Limit, if any, as of the date this Rider terminates;(2)is the Rider death benefit, if any, on the date this Rider terminates; and(3)is the sum of any benefits paid under this “Rider LTC Benefit After Lapse” provision.The Rider Maximum Monthly LTC Nonforfeiture Benefit, if any, will be an amount equal to the Rider Maximum Monthly LTC Benefit, if any, as of the date this Rider terminates, and will not change. The Rider LTC Nonforfeiture Benefit Limit and the Rider Maximum Monthly LTC Nonforfeiture Benefit are not subject to inflation protection increases.The following conditions must be met in the order listed below for benefits under this provision to become effective:a.Benefits under the Long-Term Care Benefits Rider’s “Benefits After Lapse” provision, if applicable, must no longer be in effect; thenb.benefits under the “Rider LTC Benefit After lapse” provision, if applicable, must no longer be in effect; thenc.payments under the Long-Term Care Benefits Rider’s “Nonforfeiture Benefit” provision must have reduced that rider’s LTC Nonforfeiture Benefit Limit to zero. Rider LTC Benefit after Lapse: If the Policy lapses and benefits under the Long-Term Care Benefits Rider become payable under that rider's “Benefits After Lapse” provision, the Indemnity Choice Option benefit will remain and we will continue to reimburse costs incurred for such services under this Rider subject to the terms and conditions of this Rider and the Long-Term Care Benefits Rider if the confinement began while this Rider and the Long-Term Care Benefits Rider were in force and continues without interruption after the Policy and this Rider terminate. The amount of Rider LTC Benefit After Lapse, if any, will be an amount equal to (1) minus (2), where:(1)is the Rider LTC Benefit, if any, on the date of the lapse; and(2)is the Rider death benefit, if any, on the date of the lapse.The Rider LTC Benefit After Lapse amount is not subject to inflation protection increases.Benefits under this provision, if any, will continue to be paid subject to the terms and conditions of this Rider and the Long-Term Care Benefits Rider until the earliest of:a.the date the Insured is discharged from the Nursing Home or Assisted Living Facility, as applicable;b.the date the Rider LTC Benefit After Lapse amount, if any, has been reduced to zero, orc.the date the Insured dies.The following conditions must be met for benefits under this provision to become effective:a.benefits under the Long-Term Care Benefits Rider’s “Benefits After Lapse” provision must no longer be in effect; andb.the Insured’s confinement to a Nursing Home or Assisted Living Facility must continue without interruption after the date of lapse.Reinstatement of Rider: If the Policy to which this Rider is attached and the Long-Term Care Benefits Rider are reinstated, this Rider will likewise be reinstated if this Rider was in force on the date of Lapse and either of the following apply:a.No Rider Benefit had been purchased under this Rider prior to the date of Lapse; orb.the total amount of Rider Benefit purchased under this Rider was reduced to zero prior to the date of Lapse as a result of payments of Rider LTC Benefit under this Rider.This Rider will not be reinstated if either or both of the following occurred at the time of Lapse or termination:a.You received payment of Rider Surrender Value; orb.benefits were established under this Rider's “Rider LTC Nonforfeiture Benefit” provision.Tax Treatment of Benefits: This Rider is intended to be a qualified long-term care insurance policy under Section 7702B(b) of the Internal Revenue Code, as amended. The benefits paid under this Rider are intended to qualify for exclusion from income subject to limitations. Generally, long-term care payments from all sources with respect to an Insured person will be limited to the higher of the annual Per Diem Limit or the amount of actual qualifying long-term care expenses, reduced by any reimbursements received for the qualifying long-term care services provided for the Insured.This discussion of the tax treatment of the Benefit Transfer Rider is not meant to be all inclusive. Due to the complexity of these tax rules, you are encouraged to consult your legal or tax advisor regarding these matters.Notice To Owner: This Rider may not cover all of the costs associated with long-term care incurred by the Insured during the period of coverage. The Owner is advised to carefully review all Policy and Rider limitations.Termination of Rider: This Rider and all rights provided under it terminate upon the earliest of the following:a.the date we receive your Request to return this Policy, the Long-Term Care Benefits Rider, or this Rider under the “30 Day Right to Examine” provision;b.the date we receive your Request to terminate this Rider or the Long-Term Care Benefits Rider, including your Request to surrender this Rider;c.the Valuation Day on or next following the date we receive your Request to terminate this Policy;d.the date this Policy Lapses; ore.the date the Insured under this Policy dies, which will cause the Death Benefit Proceeds to become payable under the Policy and this Rider.
Lincoln MoneyGuard Market Advantage 2024 | Long-Term Care Rider
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Long-Term Care Benefits Rider
Purpose of Benefit [Text Block]	Provides benefit payments for the Indemnity Choice Option, and/or to reimburse expenses incurred by the Insured for Covered Services.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Amounts we pay and/or reimburse are subject to a monthly maximum dollar amount each calendar month. •Availability is subject to underwriting criteria (including age and state of health) at time of Policy purchase only.•The long-term care services must meet conditions of the rider to qualify for reimbursement.
Name of Benefit [Text Block]	Long-Term Care Benefits Rider
Operation of Benefit [Text Block]	Long-Term Care Benefits Rider. Long-Term Care Benefits Rider is automatically issued with the Policy. Subject to meeting eligibility requirements, this Rider provides benefit payments for the Indemnity Choice Option, and/or to reimburse expenses incurred by the Insured for Covered Services to the extent that such services are qualified long-term care services prescribed in the Plan of Care. Benefit payments reduce your Policy’s Specified Amount and Accumulation Value. You may return this Rider for any reason to the insurance agent through whom it was purchased, to any other insurance agent of the Company, or to us at the Service Office mailing address shown on the cover of your Policy within 30 days after its receipt. If returned, this Rider will be considered void from your Policy Date and we will refund all charges deducted for it as a credit to your Policy within 30 days of the return. Eligibility: An Insured may receive benefits under this Rider once the following conditions are met: a. The total benefits paid to date under this Rider must not have reduced the LTC Benefit Limit to zero;b. a Licensed Health Care Practitioner, acceptable to us, has certified within the preceding 12-month period that the Insured is Chronically Ill;Please note for California residents:A Licensed Health Care Practitioner, independent of the insurer, shall certify that the Insured meets the definition of “Chronically Ill Individual”:1) An Insured has the option of submitting a certification to the insurer or submitting a notice of claim and requesting that the insurer conduct the assessment. If the Insured requests that the insurer conduct the assessment, the insurer shall provide an independent Licensed Health Care Practitioner to conduct the assessment. If a health care practitioner makes a determination, pursuant to this section, that an Insured does not meet the definition of “Chronically Ill Individual”, the insurer shall notify the Insured that the Insured shall be entitled to a second assessment by a Licensed Health Care Practitioner, upon request, who shall personally examine the Insured. The requirement for a second assessment shall not apply if the initial assessment was performed by a practitioner who otherwise meets the requirements of this section and who personally examined the Insured. 2) The assessments shall be performed promptly with the certification completed as quickly as possible to ensure that an Insured’s benefits are not delayed. 3) A Licensed Health Care Practitioner shall develop a written Plan of Care after personally examining the Insured. 4) The costs to have a Licensed Health Care Practitioner certify that an Insured meets, or continues to meet, the definition of “Chronically Ill Individual” or to prepare a written Plan of Care shall not count against the lifetime maximum of the Policy or certificate. 5) In order to be considered “independent of the insurer”, a Licensed Health Care Practitioner shall not be an employee of the insurer and shall not be compensated in any manner that is linked to the outcome of the certification. c. a Plan of Care (a written document which outlines individualized medical treatment; please see your Policy and rider for additional information) prescribed by a Licensed Health Care Practitioner for Covered Services is received at least every 12 months; andd. All claim forms and written notifications are submitted and in Good Order.An Insured who is Chronically Ill is unable to perform without substantial/hands-on assistance at least two activities of daily living for at least 90 days (i.e. bathing, continence, dressing, eating, toileting and transferring); or requires substantial/hands-on supervision to protect the Insured from health and safety caused by a severe cognitive impairment. Benefits will be paid under this Rider for as long as:a. the above listed Benefit Conditions of this Rider are met; b. the requirements of the “Claims” section of this Rider are satisfied;c. any claim is either:(i) for reimbursement of costs incurred and actually paid by the Insured for Covered Services which are Qualified Long-Term Care Services prescribed in the Plan of Care and that have not already been reimbursed by us or Medicare/Medi-CAL; or(ii) for payment of the Indemnity Choice Option benefit, a requested amount no greater than the Indemnity Choice Option limit (as described in the Benefit Payment Options section), paid monthly and without regard to costs incurred; andd. this Rider remains in force. This condition does not apply to benefits received under the “Benefits After Lapse” provision in this Rider.If we determine that the Insured no longer meets the requirements of being Chronically Ill, all benefit payments will stop. Should the Insured later be recertified as being Chronically Ill and meet all conditions for the payment of benefits under this Rider, benefit payments will resume subject to the LTC Benefit Limit.There is no deductible period or Elimination Period which must be satisfied in order to be eligible for benefits under this Rider. LTC Benefits Available: Subject to the terms and conditions of this Rider, we will pay an amount not to exceed the Maximum Monthly LTC Benefit (described below in “How Rider Benefits are Determined”) no less frequently than once each calendar month until the LTC Benefit Limit (described below in “How Rider Benefits are Determined”) equals zero:a. to reimburse costs incurred and actually paid by the Insured for any Covered Service or combination of Covered Services; and/orb. to pay the requested Indemnity Choice Option benefit described in the “Benefit Payment Options” provision below. With the exception of Caregiver Training, any amounts paid in a calendar month for the Indemnity Option and/or to reimburse any Covered Service or combination of Covered Services will reduce the following dollar for dollar: that month’s Maximum Monthly LTC Benefit, the LTC Benefit Limit, the Base LTC Limit Value, and the Protected LTC Limit Value, if any. Benefits paid for Caregiver Training do not reduce any of these amounts. Benefits under this Rider while this Rider is in force will continue to be available for the Covered Services listed in the “Covered Services” section of this Rider as long as the LTC Benefit Limit is greater than zero. In any calendar month in which you are eligible to receive benefits under this Rider, the maximum amount available as a benefit under this Rider is equal to the lesser of:a. an amount equal to your election, chosen at the time of initial claim:1. the sum of costs incurred and actually paid by the Insured for Covered Services for the calendar month which have not already been reimbursed by us; or2. the Indemnity Choice Option amount.b. the amount you request; c. the Maximum Monthly LTC Benefit amount under the Reimbursement Option or the Indemnity Choice Option, as applicable; ord. the LTC Benefit Limit. A benefit paid under this Rider will be first used to repay a portion of any outstanding Debt under the Policy, as described in the “Reduction of Benefit Payments Due to Debt” provision. This Rider will pay benefits for Covered Services received in a state or jurisdiction, including other than the state of issue, if benefits would have been paid in the state of issue, irrespective of any differences in facility licensing, certification, registration requirements, provider name or similar requirements. Benefit Payment Options: If the Insured has met all Benefit Conditions listed in the “Eligibility” provision of this Rider, Benefit Payment Options will be available for seven days per week. Upon the initial long-term care claim, the Owner must elect one of two Benefit Payment Options, as described below. Once the Benefit Payment Option has been chosen, the election is irrevocable and cannot be changed for the life of the Rider.Each option affects the amount of your benefit payments and claim administration differently. As shown on the Policy Specifications, the Indemnity Choice Option provides a modified Monthly Maximum LTC Benefit Amount compared to the Reimbursement Option. Reimbursement Option – The Owner elects to receive benefit payments based on receipts for Covered Services that are submitted during the claim occurrence. The total benefit payments in any month cannot be greater than the Maximum Monthly LTC Benefit Amount for the Reimbursement Option.Indemnity Choice Option – The Owner elects an Indemnity benefit payment that will be paid each month during the claim occurrence without regard to the number of days of services received or the actual expenses incurred. The Indemnity Choice Option Limit is the specific benefit payment amount requested which cannot be greater than the Maximum Monthly LTC Benefit Amount, times the Indemnity Choice Factor as shown in the Policy Specifications. Subject to the terms and conditions of this Rider, we will pay an amount not to exceed the applicable Maximum Monthly LTC Benefit no less frequently than once each calendar month until the LTC Benefit Limit equals zero:a. to reimburse costs incurred and actually paid by the Insured for any Covered Service or combination of Covered Services; and/orb. to pay the requested Indemnity Choice Option benefit. With the exception of Caregiver Training, any amounts paid in a calendar month for the Indemnity Choice Option, and/or to reimburse any Covered Service or combination of Covered Services will reduce the following dollar for dollar: that month’s Maximum Monthly LTC Benefit, the LTC Benefit Limit, the Base LTC Limit Value, and the Protected LTC Limit Value, if any. Benefits paid for Caregiver Training do not reduce any of these amounts. Benefits under this Rider while this Rider is In Force will continue to be available for the Covered Services listed in the “Covered Services” section of this Rider as long as the LTC Benefit Limit is greater than zero. In any calendar month in which you are eligible to receive benefits under this Rider, the maximum amount available as a benefit under this Rider is equal to the lesser of: a.an amount equal to your election, chosen at the time of initial claim:(1)the sum of costs incurred and actually paid by the Insured for Covered Services for the calendar month which have not already been reimbursed by us; or(2)the requested Indemnity Choice Option amount;b.the amount you request;c.the Maximum Monthly LTC Benefit amount for the Reimbursement Option or the Indemnity Choice Option as applicable; or d.the LTC Benefit Limit.A benefit paid under this Rider will be first used to repay a portion of any outstanding Debt under the Policy, as described in the “Reduction of Benefit Payments Due to Debt” provision.This Rider will pay benefits for Covered Services received in a state or jurisdiction, including other than the State of Issue, if benefits would have been paid in the State of Issue, irrespective of any differences in facility licensing, certification, registration requirements, provider name or similar requirements. International Benefits: If the Insured is confined to a Nursing Home or Assisted Living Facility outside of the United States, the amount payable each calendar month to reimburse costs incurred and actually paid by the Insured for such Nursing Home Care Services or Assisted Living Facility Services and which have not already been reimbursed by us is limited to the Maximum Monthly LTC Benefit. The only Covered Services payable, when received outside of the United States, are benefits for Nursing Home Care Services or Assisted Living Facility Services. International Benefits are limited to no more than a total of 36 months of payments by us while this Rider is In Force. Any benefits payable for the Reimbursement Option or the Indemnity Choice Option under this “International Benefits” provision are subject to the following terms and conditions: a.Benefits are not payable under this provision if such payment is prohibited by the laws, rules, regulations or orders of the United States Government and its officials, or sanctions established by the United States Department of the Treasury’s Office of Foreign Asset Control, its successor organization, or any authorized agency or department of the United States.b.You may not receive payments for benefits for Covered Services received within the United States while benefits are being paid for Nursing Home Care Services or Assisted Living Facility Services under this provision.c.We must receive proof In Writing satisfactory to us that the Insured is confined in a Nursing Home or Assisted Living Facility outside of the United States and has met all of the Benefit Conditions of this Rider and this provision. Such proof and all supporting documentation must be furnished in English at no expense to us.d.Payments will be made in United States currency at the then-current exchange rate as published by Bloomberg L.P. or its successors, or an equivalent service of our choice on the date of payment. We will not cover the cost of currency exchanges or conversions, wire transfers, administrative fees, or other fees, costs, taxes, customs, duties, services or expenses of any kind arising from or relating to the Insured’s receipt of care in any country other than the United States, unless such costs would necessarily have been incurred and covered under this Rider if the Insured had received care within the United States instead of a foreign country.e.While benefits are being paid under this provision, we reserve the right to verify, as often as we deem necessary, that all of the Benefit Conditions and other criteria for eligibility for benefits under this Rider and this provision have been satisfied.Right to Purchase Optional Inflation Protection: If this Rider is issued with the right to purchase Optional Inflation Protection, you can purchase a 5% compound Optional Inflation Protection increase on each Policy Anniversary, with no evidence of insurability. The Right to Purchase Optional Inflation Protection election in effect on the Policy Date is shown in the Policy Specifications. Every annual Optional Inflation Protection increase purchased by you will be factored into the calculation of the following values: Base Maximum Monthly LTC Value, Base LTC Limit Value, Market Maximum Monthly LTC Value, Market LTC Limit Value, Protected Maximum Monthly LTC Value, if any, and Protected LTC Limit Value, if any. Starting with the first Policy Anniversary, and for as long as you continue to purchase each year’s Optional Inflation Protection increase, we will send you written notification regarding that year’s right to purchase. You must return your request to purchase that year’s Optional Inflation Protection increase within the timeframe stated in the notification. If you decline to purchase any annual Optional Inflation Protection increase, you will not have the right to purchase an Optional Inflation Protection increase on any future Policy Anniversary. The right to purchase Optional Inflation Protection under this Rider cannot be reinstated once terminated. The right to purchase annual Optional Inflation Protection increases will continue without regard to the Insured’s Attained Age, claim status, claim history, or length of time the Insured has been covered under this Rider, as long as the following conditions are satisfied: a. you continue to purchase each year’s Optional Inflation Protection increase; b. the LTC Benefit Limit is greater than zero; and c. this Rider remains in force. If this Rider was issued with the right to purchase annual Optional Inflation Protection increases, you cannot request an increase in the Policy’s Specified Amount. On the Policy Anniversary on which you do not purchase that year’s Optional Inflation Protection increase, the following will occur:a. your right to purchase any future annual Optional Inflation Protection increase will terminate; b. the Monthly LTC Charge Rate used to calculate the Monthly Rider Charge will be reduced accordingly; andc. your right to make Specified Amount increases for the base policy will be reinstated. Even if your right to purchase Optional Inflation Protection increases under this Rider is terminated, any previously purchased Optional Inflation Protection increases will continue to be included in the calculation of benefits under this Rider. Any benefits payable for facilities outside the United States are subject to additional limitations. Please see your Policy and rider for additional information.How Rider Benefits are Determined: The LTC Benefit Limit and Maximum Monthly LTC Benefit under this Rider are equal to the greatest of the separately calculated reference values (Base, Market, and, while the Value Protection Rider is in force, Protected), as described below. Unless you have requested a decreased in the Policy’s Specified Amount or a Partial Surrender (i.e. withdrawal) under the Policy, the LTC Benefit Limit will never be less than the initial LTC Benefit Limit shown in the Policy Specifications minus the sum of any benefits paid under this Rider, and the Maximum Monthly LTC Benefit will never be less than the initial Maximum Monthly LTC Benefit shown in the Policy Specifications. The LTC Benefit Limit is the benefit amount available under this Rider on any date after the Policy Date. The LTC Benefit Limit is equal to the greatest of: a. the Base LTC Limit Value as described below; b. the Market LTC Limit Value as described below; or c. while the Value Protection Rider is in force, the Protected LTC Limit Value, if any, in effect, as described in the Value Protection Rider. On the date you are determined to be eligible to make a claim, the LTC Benefit Limit will be fixed at the amount in effect on that date. For the duration of the claim, the LTC Benefit Limit will decrease, and may increase, as described below. The Maximum Monthly LTC Benefit is the maximum benefit amount available each calendar month on any date after the Policy Date. The Maximum Monthly LTC Benefit is equal to the greatest of: a. the Base Maximum Monthly LTC Value as described below;b. the Market Maximum Monthly LTC Value as described below; orc. while the Value Protection Rider is in force, the Protected Maximum Monthly LTC Value, if any, in effect, as described in the Value Protection Rider. At the time of the initial claim, you elect one of the two Benefit Payment Options which are the Reimbursement Option or the Indemnity Choice Option as described in the Long-Term Care Benefits provision. On the date you are determined to be eligible to make a claim, the Maximum Monthly LTC Benefit will be fixed at the amount in effect on that date. For the duration of the claim, the Maximum Monthly LTC Benefit may increase and/or decrease as described in the “Impact of Claims on Benefit Payments” provision below. Base LTC Limit Value: On the Policy Date, it is equal to the initial LTC Benefit Limit shown in the Policy Specifications and may increase or decrease after the Policy Date. Base Maximum Monthly LTC Value: On the Policy Date, it is equal to the initial Maximum Monthly LTC Benefit shown in the Policy Specifications and may increase or decrease after the Policy Date. Market LTC Limit Value: On any date is equal to (a) multiplied by (b), where:(a) is the Policy’s Accumulation Value on that date; and(b) is the Market Benefit Multiplier shown in the Policy Specifications. The Market LTC Limit Value may increase or decrease daily and is adjusted as described in the “Right to Purchase Optional Inflation Protection” section. Market Maximum Monthly LTC Value: On any date is equal to the sum of (a) plus [the greater of (b) or (c), minus (c)], divided by (d), where: (a) is the Base Maximum Monthly LTC Value on that date; (b) is the Policy’s Accumulation Value on that date; (c) is the initial Market Benefit Floor shown in the Policy Specifications, increased and/or decreased as a result of increases and/or decreases in the Policy’s Specified Amount; and (d) is the Market Benefit Divisor shown in the Policy Specifications. The Market Maximum Monthly LTC Value may increase or decrease daily and is adjusted as described in the “Right to Purchase Optional Inflation Protection” section. Impact of Claims on Benefit Payments: On the date we determine you are eligible to make a claim, the LTC Benefit Limit and the Maximum Monthly LTC Benefit will be fixed at the amount in effect on that date.With the exception of Caregiver Training, any amounts paid in a calendar month as a benefit under this Rider will reduce that month’s Maximum Monthly LTC Benefit, and the LTC Benefit Limit, dollar for dollar, as described in the “Benefits Available” provision above.An Optional Inflation Protection increase will increase the Maximum Monthly LTC Benefit and the LTC Benefit Limit, as described in the “Right to Purchase Optional Inflation Protection” section.An increase and/or decrease in the Policy’s Specified Amount or a Partial Surrender (i.e. withdrawal) under the Policy will likewise increase and/or decrease the Maximum Monthly LTC Benefit and the LTC Benefit Limit, as described in the “Impact of Policy Transactions” section. If we determine that the Insured no longer meets the requirements of being Chronically Ill, has not filed a subsequent claim, or received reimbursement for Covered Services for a minimum of a continuous 90 day period, or at your request, we will close your claim. Prior to closing your claim, we will send you a written notification.If, on the date your claim is closed, the Policy’s Specified Amount and/or Accumulation Value are greater than zero, the LTC Benefit Limit and the Maximum Monthly LTC Benefit will remain fixed unless you submit a request to reallocate any Accumulation Value in the Fixed Account. The Transfer limits as described in the “Transfers” section do not apply to this reallocation. If you make a reallocation from the Fixed Account, either at this time or a later time, the LTC Benefit Limit and the Maximum Monthly LTC Benefit will no longer be fixed as described in your Policy.If, on the date your claim is closed, the Policy’s Specified Amount and Accumulation Value have both been reduced to zero, the LTC Benefit Limit and the Maximum Monthly LTC Benefit will remain fixed. Covered Services: The following is a list of Covered Services eligible for reimbursement under this Rider. Please see your Policy and rider for additional information.•Adult day care services (also known as Residential Care)•Assisted living facility services•Bed reservation•Care planning services•Caregiver training•Home health care services•Hospice services•Nursing home care services (also known as Nursing Facility)•Respite care services•Alternative care services•Non-continual services•Personal care services/homemaker servicesExclusions: This Rider does not provide benefits for: a. treatment or care due to alcoholism or drug addiction;b. treatment for attempted suicide or an intentionally self-inflicted injury;c. treatment provided in a Veteran’s Administration or government facility; d. loss to the extent that benefits are payable from governmental programs or other insurance programs; e. confinement or care received outside the United States other than benefits for nursing home care services and assisted living facility services (please refer to the “International Benefits” provision);f. services provided by a facility or an agency that does not meet this Rider’s definition for such facility or agency as described in the “Covered Services” section of this Rider;g. services provided by the Insured’s or Owner’s immediate family member, except as described in this Rider; and h. services for which no charge is or would normally be made in the absence of insurance.Impact of Policy TransactionsIncreases in Policy Specified Amount: If you request an increase in the Policy’s Specified Amount after the Policy Date, the Base Maximum Monthly LTC Value, Base LTC Limit Value, and Market Benefit Floor, which are used to determine the LTC Benefit Limit and the Maximum Monthly LTC Benefit, will be increased proportionally to the increase in the Policy’s Specified Amount. Decreases in Policy Specified Amount: If the Policy’s Specified Amount decreases either by request or as a result of a Partial Surrender (i.e. withdrawal) under the Policy, the Base Maximum Monthly LTC Value, Base LTC Limit Value and Market Benefit Floor, which are used to determine the LTC Benefit Limit and the Maximum Monthly LTC Benefit, will be decreased proportionally to the decrease in the Policy’s Specified Amount. Impact of Debt on Benefit PaymentsA benefit paid under this Rider will be first used to repay a portion of any outstanding Debt under the Policy. The portion to be repaid will equal the sum of (a) plus (b), divided by (c), then multiplied by (d), where:(a) is the Loan Account Value; (b) is any accrued loan interest not yet charged; (c) is the Policy’s Accumulation Value immediately prior to the benefit payment; and (d) is the amount of the benefit payment prior to the reduction to repay Debt. If the Loan Account Value is greater than zero, the Loan Account Value will be reduced by the amount of the benefit payment used to repay Debt. Impact of Rider on PolicyMonthly Deduction: While the Policy and this Rider are in force, the Monthly Deduction described in the Policy will continue to be deducted from the Policy’s Accumulation Value until the earlier of: a. the Insured’s Attained Age 121; orb. the Monthly Anniversary Day on or next following the date the Policy’s Specified Amount and Accumulation Value have both been reduced to zero. Additional Premiums: While the Policy and this Rider are in force, in addition to the terms and conditions described in the Policy’s “Additional Premiums” provision, the following will also apply: You may not make additional Premium Payments on or after the date in the Policy’s Specified Amount and Accumulation Value have both been reduced to zero as a result of benefit payments under this Rider. Additionally, we reserve the right to require Evidence of Insurability for any Premium Payment that would result in an increase in the LTC Benefit Limit under this Rider. Automatic Transfer to Fixed Account While LTC Benefits are Being Paid: On the date a claim under this Rider is approved, we will transfer any Separate Account Value out of the Sub-Account(s) to the Fixed Account. Such transfer(s) will be made at the end of the Valuation Day on or next following the date your claim is approved. While LTC Benefits are being paid, any Fixed Account Value cannot be transferred to the Sub-Account(s), and any Net Premium Payments received will be allocated to the Fixed Account. Automatic Rebalancing, Dollar Cost Averaging, and Allocation Requirements described in the Policy and/or the Value Protection Rider will not apply once a claim is approved, and you are no longer receiving LTC benefits. When LTC Benefits are no longer being paid: You may submit a request to transfer any remaining Fixed Account Value to the Sub-Account(s), subject to the Allocation Requirements described in the Policy and/or the Value Protection Rider, if in force. The Transfer limits as described in the “Transfers” section do not apply to this reallocation. Any future Net Premium Payments received will be allocated accordingly. Automatic Rebalancing and Dollar Cost Averaging, as applicable, will recommence. The transfers described in this section do not count against the free transfers available under the Policy.Impact of Benefit Payments on Specified Amount: While the Policy’s Specified Amount is greater than zero, benefit payments under this Rider for Indemnity Choice Option benefits or to reimburse any Covered Service or combination of Covered Services (other than Caregiver Training) will reduce the Policy’s Specified Amount dollar for dollar. This change may reduce the Policy’s Specified Amount below the minimum as described in the Policy. Impact of Benefit Payments on Policy Values: While the Policy’s Accumulation Value is greater than zero (greater than or equal to the Policy’s Specified Amount if issued in the State of California), benefit payments under this Rider for Indemnity Choice Option benefits or to reimburse any Covered Service or combination of Covered Services (other than Caregiver Training) will reduce the Policy’s Accumulation Value and Surrender Value dollar for dollar. In the State of California, while the Policy’s Accumulation Value is less than the Policy Specified Amount, benefit payments under this Rider for Indemnity Choice Option benefits or to reimburse any Covered Service or combination of Covered Services (other than Caregiver Training) will reduce the Policy’s Accumulation Value proportionally to the change in Specified Amount. In the State of Indiana, while the Policy’s Accumulation Value is greater than zero, benefit payments under this Rider for Indemnity Choice Option benefits or to reimburse any Covered Service or combination of Covered Services (other than Caregiver Training) will reduce the Policy’s Accumulation Value and Surrender Value by an amount equal to (1) multiplied by (2), divided by (3), but not to exceed (2) divided by (4), where:(1) is the Policy’s Accumulation Value immediately prior to the benefit payment;(2) is the amount of the benefit payment;(3) is the Policy’s Specified Amount immediately prior to the benefit payment; and(4) is the Corridor Percentages Table value for the Insured’s current Attained Age as shown in the Policy Specifications.Restriction on Specified Amount Increases: If this Rider was issued with the right to purchase annual Optional Inflation Protection increases, you cannot request an increase in the Policy’s Specified Amount. If such right to purchase is subsequently terminated as described in the “Right to Purchase Optional Inflation Protection” provision, you may request an increase in the Policy’s Specified Amount, subject to the terms and conditions of the Policy’s “Increases in Specified Amount” provision.Residual Death Benefit: If this Rider is in force on the date the Insured dies, the Residual Death Benefit described below will be in effect when determining the Death Benefit Proceeds under the Policy.The Residual Death Benefit is equal to the lesser of:a.5% of the Specified Amount on the date of the Insured’s death, not reduced for any benefits paid under this Rider; orb.$10,000.Debt will decrease the Residual Death Benefit by an amount equal to 5% of the Debt. Repayment of Debt will increase the Residual Death Benefit by an amount equal to 5% of the repayment.No Death Benefit Proceeds are payable under the Policy if expenses for Covered Services have been reimbursed under the “Benefits After Lapse” provision.Availability of Policy Death Benefit Proceeds: If the Insured dies while receiving benefits under this Rider, we reserve the right to withhold payment of any Death Benefit Proceeds that would otherwise be payable until we have verified that we have received all remaining claims for Indemnity Choice Option benefits or to reimburse any Covered Service. Any Death Benefit Proceeds paid may include interest required by applicable law.Lapse and Lapse ProtectionNonforfeiture Benefit: After the Policy and this Rider have been in force for 3 Policy Years and subject to the terms and conditions of this Rider, this provision will cover eligible claims for Covered Services up to the LTC Nonforfeiture Benefit Limit which begins at any time after this Rider has lapsed or terminated for any reason. The LTC Nonforfeiture Benefit Limit is an amount equal to the greater of one month’s Maximum Monthly LTC Benefit as of the date this Rider lapses or terminates or an amount equal to the sum of monthly rider charges paid for this Rider. Please refer to your Rider for additional information. Grace Period: Your Policy and this Rider will enter the Grace Period as described in your Policy’s “Grace Period” provision, subject to the terms of the Value Protection Rider.Benefits After Lapse: If your Policy Lapses while the Insured is confined to a Nursing Home or Assisted Living Facility and receiving benefits under this Rider for these services, the Indemnity Choice Option will remain and we will continue to reimburse costs incurred for such services if the confinement began while this Rider was in force and continues without interruption after the Policy and rider terminate. Please refer to your Rider for additional information. While LTC payments will continue for the duration of claim eligibility and confinement, Death Benefit Proceeds are no longer payable after the Policy Lapses. Reinstatement of Rider: In the event of a lapse, subject to meeting the criteria in the Rider, your Policy may be reinstated. The reinstatement of the Policy and this Rider will be subject to satisfactory Evidence of Insurability. After reinstatement, this Rider will only provide benefits for Covered Services and/or indemnity benefits which begin on or after the date of reinstatement, subject to the terms and conditions of this Rider. If, however, the Insured was Chronically Ill when this Rider Lapsed, you may submit a Request to reinstate the Policy and this Rider without evidence of insurability within six months after the date of lapse, regardless of the Attained Age of the Insured on the date of lapse, by submitting a Written statement from a Licensed Health Care Practitioner certifying that the Insured was Chronically Ill on the date of lapse. After reinstatement, this Rider will provide benefits for Covered Services and/or indemnity benefits received at any time since the Policy Date, including services received during the period of Lapse, subject to the terms and conditions of this Rider. This Rider will not be reinstated if the Policy Lapses and is reinstated more than 6 months after the date of lapse. However, in the state of California, if, the Insured provides proof of cognitive impairment or loss of functional capacity, we will reinstate the Policy and this Rider without evidence of insurability, regardless of the Attained Age of the Insured on the date of lapse. This option is available to the Insured, if requested within 5 months after termination, and we receive past due Premium. Please refer to your Rider for additional information.ClaimsWe must receive notice of your claim within 60 days (20 days in the state of California) after the date the covered loss starts. State variations may apply. Please see your Policy and Rider for additional information. Once you have notified us of your intent to file a claim, we will provide the forms you need to complete to file the claim. You must return the completed, signed forms to us to the address provided on the forms. If we determine that the claim is eligible for payment, we will pay the claim directly to you, or if requested, to the service provider. All payments will be made no less frequently than once per Policy Month.Once you begin receiving benefits, we reserve the right, from time to time, to verify that the Insured and the Insured’s care providers meet all eligibility requirements of this Rider. The Insured must be reassessed by a Licensed Health Care Practitioner, at least once every 12 months, and certify to us that the Insured remains Chronically Ill. Generally, proof of loss (reasonably determined by us) must be received within 30 days after the end of each Policy Month for which benefits are sought. In the state of California, proof of loss must be furnished to the insurer within 90 days after the termination of the period for which the insurer is liable. State variations may apply.We will inform you, in writing, if your claim or any part of your claim has been denied and provide you with an explanation for the denial as soon as reasonably possible. If you do not agree with our decision, you have the right to appeal. Any request to appeal must be made in writing and must include any and all information you believe necessary for our consideration of the appeal. If we discover any fraudulent act or acts in connection with a claim, we shall have the right to recover any payments and/or to decline to continue paying benefits that result from such fraudulent act or acts. Impacts of Claims on New Benefits (California Residents): We will make available, new benefits or benefit eligibility, within 12 months of the date a new version of a Policy with additional or different benefits is made available in California. To be eligible for an upgrade of your existing Policy, you must not be receiving benefits or be within the Elimination Period of that Policy. In the event you are eligible for an upgrade, we will offer you the opportunity to upgrade your Policy, as approved by the California Department of Insurance, subject to our underwriting requirements for the upgraded coverage, and as may be appropriate in one of the following ways:a. By adding a rider or endorsement to your Policy, which may or may not have an additional Premium, based on your Attained Age at that time. The Premium for your original Policy will remain unchanged based on your age at issue; orb. By replacing your existing Policy with a subsequent Policy based on your Attained Age and subject to Premium credits for past Premiums paid; orc. By replacing your existing Policy with a new Policy based on your original issue age. Tax Treatment of BenefitsThis Rider is intended to be a qualified long-term care insurance contract under Section 7702B(b) of the Internal Revenue Code of 1986, as amended. The benefits paid under this Rider are intended to qualify for exclusion from income subject to limitations. Generally, long-term care payments from all sources with respect to an Insured person will be limited to the higher of the annual Per Diem Limit or the amount of actual qualifying long-term care expenses, reduced by any reimbursements received for the qualifying long-term care services provided for the Insured. Charges for the Rider will be deducted from the cash value of the life insurance policy. In accordance with Code section 72(e)(11), these deductions will reduce your investment in the contract (but not below zero) and will not be included in income even if you have recovered all of your investment in the contract. If the life insurance policy is owned by a person other than the Insured, benefit payments may not meet the requirements for favorable tax treatment. This discussion of the tax treatment of the Long-Term Care Benefits Rider is not meant to be all inclusive. Due to the complexity of these tax rules, you are encouraged to consult your legal or tax advisor regarding these matters.Termination of RiderThe Rider and all rights under it will terminate upon the earliest of the following:1. the date we receive your request to return it under this Rider’s right to examine provision;2. the Valuation Day on or next following the date we receive your request to terminate your Policy;3. the date we receive your request to terminate this Rider; 4. the date the Policy Lapses; or5. the date the Insured dies, which will cause the Death Benefit Proceeds to become payable under your Policy. Charges and fees deducted for this Rider on the Monthly Anniversary Day immediately preceding the date your Policy and this Rider terminate in accordance with items (2) or (5) above will be returned as a credit to your Policy.
Lincoln MoneyGuard Market Advantage 2024 | Value Protection Rider
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Value Protection Rider
Purpose of Benefit [Text Block]	Provides lapse protection if certain conditions are met. Also provides a level of protection against market down turns for accrued long-term care benefits.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Lapse protection is subject to meeting the Premium Payment requirements of the No-Lapse Premium Test. •Maintaining Automatic Rebalancing on a quarterly basis complying with the allocation requirements described in the prospectus is required to keep this Rider in force.
Name of Benefit [Text Block]	Value Protection Rider
Operation of Benefit [Text Block]	Value Protection Rider (“VPR”). Subject to meeting eligibility requirements, this Rider provides protection against the Policy and the Long-Term Care Benefits Rider from lapsing. While this Rider and the Long-Term Care Benefits Rider are in force, it also provides for Protected LTC Values that are calculated on each Policy Anniversary described below. There is no additional charge for this Rider. Except as provided below, this Rider is subject to the terms and conditions of the Policy and the Long-Term Care Benefits Rider. In order to keep this Rider in force, you must allocate Net Premium Payments and Accumulation Value according to an allocation plan determined by us and described in the “Allocation Requirements” section below. State variations may apply.In order to keep the Value Protection Rider and its benefits, you must maintain Automatic Rebalancing on a Quarterly basis in an allocation plan which meets the Allocation Requirements described below. If Dollar Cost Averaging is also elected, the first rebalancing will occur after the Dollar Cost Averaging process terminates. The Rider will terminate, if at any time while in force, you elect the following: •to discontinue the Automatic Rebalancing program; or•elect a frequency other than on a quarterly basis; or•request a change to your allocation instructions such that they no longer maintain the required allocation plan as determined by us. Allocation RequirementsWe impose Allocation Requirements to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under the Value Protection Rider and to make payments that would not be required in the absence of this Rider’s provisions. Please see “Appendix B: Current Investment Restrictions for Optional Benefits – Value Protection Rider”. You will be notified at least 30 days prior to the date of any change in the Allocation Requirements. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under the Rider. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the Sub-Account investments.At the time you receive notice of a change to the Allocation Requirements, if you are not in compliance with the new Allocation Requirements, you may:1.submit your own reallocation instructions for the Accumulation Value, before the effective date specified in the notice, so that the Allocation Requirements are satisfied; or2.take no action and be subject to quarterly rebalancing. If this results in a change to your allocation instructions, then these will be your new allocation instructions until you tell us otherwise; or3.elect to terminate the Rider immediately, without waiting for a termination event.Please note, upon a change in Allocation Requirements, we will not reallocate any of your Policy’s Accumulation Value except pursuant to your instructions in writing or by telephone (if you have previously authorized telephone transfers in writing). Failure to timely reallocate your Policy Accumulation Value in accordance with any new Allocation Requirements will cause your Rider to terminate.No-Lapse Protection If the Surrender Value of your Policy is less than the Monthly Deduction on a Monthly Anniversary Day, the VPR may prevent your Policy from lapsing if the requirements of the Rider, including requirements as to timing and the accumulation of all Premiums paid are met. No Premiums are required as long as the No-Lapse Premium Test described below is met. The Monthly No-Lapse Premium is shown in the Policy Specifications and can increase or decrease as the Policy’s Specified Amount changes. Monthly Deductions will be taken from the Accumulation Value until the Accumulation Value less Debt is reduced to zero, at which time any unpaid Monthly Deductions will be accumulated and must be repaid out of any subsequent Net Premium Payments. The Net Premium Payment remaining, if any, after such repayment occurs will then be invested. The No-Lapse Premium Test provides that if the Surrender Value of the Policy is less than the Monthly Deduction then due, the Policy will not enter the Grace Period and lapse as long as on that day (a) is equal to or greater than (b), where:(a) is the accumulation of all Premiums paid less the accumulation of any Partial Surrenders, less Debt; and(b) is the accumulation of the Monthly No-Lapse Premiums due since the Policy Date as shown in the Policy Specifications. Note: The above accumulations are compounded by the Monthly Accumulation Factor shown in the Policy Specifications. If the No-Lapse Premium Test is not met, you may pay additional Premiums at any time while the Policy and this Rider are in force in order to satisfy such test, subject to the terms and conditions of the Policy.Protected LTC ValuesThe VPR also provides Protected LTC Values. Beginning on the first Policy Anniversary, the Protected LTC Limit Value and the Protected Maximum Monthly LTC Value can be established and not subject to change (referred to as “Protected”) for the next year at the increased amount determined by the calculations described in detail in the Rider. On each subsequent Policy Anniversary, new value limits will be calculated and those Protected LTC Values will be at the higher of the previous year’s rates or the new rates determined by the calculations described in detail in the Rider. With the exception of Caregiver Training, any amounts paid in a calendar month as a benefit under the Long-Term Care Benefits Rider will reduce the Protected LTC Limit Value dollar for dollar as described in the Long-Term Care Benefits Rider. Any Partial Surrender (i.e. withdrawal) under the Policy will reduce the Protected LTC Limit Value and the Protected Maximum Monthly LTC Value. Protected LTC Limit Value: Is equal to the Market LTC Limit Value described in the Long-Term Care Benefits Rider multiplied by the Protected LTC Ratio which is shown of the Policy Specifications. This Protected LTC Limit Value will be used during the following Policy Year in determining the LTC Benefit Limit under the Long-Term Care Benefits Rider. On each subsequent Policy Anniversary while this Rider and the Long-Term Care Benefits Rider are in force, a new Protected LTC Limit Value will be calculated as described above. The greater of the new Protected LTC Limit Value on each Policy Anniversary, and the Protected LTC Limit Value in effect prior to that Policy Anniversary, will be used during the following Policy Year to determine the LTC Benefit Limit under the Long-Term Care Benefits Rider. Protected Maximum Monthly LTC Value: Is equal to the Market Maximum Monthly LTC Value described in the Long-Term Care Benefits Rider multiplied by the Protected LTC Ratio which is shown of the Policy Specifications. The Protected Maximum Monthly LTC Value will be used during the following Policy Year in determining the Maximum Monthly LTC Benefit under the Long-Term Care Benefits Rider. On each subsequent Policy Anniversary while this Rider and the Long-Term Care Benefits Rider are in force, a new Protected Maximum Monthly LTC Value will be calculated. The greater of the new Protected Maximum Monthly LTC Value, and the Protected Maximum Monthly LTC Value in effect immediately prior to the Policy Anniversary, will be used during the following Policy Year to determine the Maximum Monthly LTC Benefit. The limits described above may increase or decrease during the in the following year as described below:Impact of Optional Inflation Protection Increases: On any Policy Anniversary on which you purchase an Optional Inflation Protection increase the Protected LTC Limit Value determined for that Policy Anniversary will be the greater of (a) or (b), where:(a) is the Protected LTC Limit Value immediately prior to the Policy Anniversary, multiplied by 1.05; and (b) is the Market LTC Limit Value described in the Long-Term Care Benefits Rider in effect on the Policy Anniversary, multiplied by the Protected LTC Ratio shown in the Policy Specifications. The Protected Maximum Monthly LTC Value determined for that Policy Anniversary will be the greater of (a) or (b), where: (a) is the Protected Maximum Monthly LTC Value immediately prior to the Policy Anniversary, multiplied by 1.05; and (b) is the Market Maximum Monthly LTC Value described in the Long-Term Care Benefits Rider in effect on the Policy Anniversary, multiplied by the Protected LTC Ratio shown in the Policy Specifications. Impact of LTC Benefit Payments: With the exception of Caregiver Training, any amounts paid in a calendar month as a benefit under the Long-Term Care Benefits Rider will reduce the Protected LTC Limit Value dollar for dollar.Impact of Partial Surrenders: A Partial Surrender (i.e. withdrawal) under the Policy will reduce the Protected LTC Limit Value and the Protected Maximum Monthly LTC Value.The Protected LTC Limit Value following a Partial Surrender will be reduced by an amount equal to (a) multiplied by (b), multiplied by (c), where:(a) is the amount of the Partial Surrender;(b) is the Market Benefit Multiplier shown in the Policy Specifications; and(c)is the Protected LTC Ratio shown in the Policy Specifications.The Protected Maximum Monthly LTC Value following a Partial Surrender will be reduced in proportion to the change to the Protected LTC Limit Value.Impact of Rider on PolicyGrace Period: While this Rider is in force, the Premium due under the Policy’s “Grace Period” provision will be an amount equal to the lesser of:a. the amount described in the Policy’s “Grace Period” provision, plus any accumulated unpaid Monthly Deductions; orb. the amount necessary to satisfy the No-Lapse Premium Test as of the Monthly Anniversary Day following the Grace Period.Reinstatement of Rider: In the event of a lapse subject to terms and conditions your Policy may be reinstated. This Rider will not be reinstated if the Policy Lapses and is reinstated more than 6 months after the date of Lapse. Please refer to your Rider for additional information.For California: If the Insured provides proof of cognitive impairment or loss of functional capacity, we will reinstate the Policy and this Rider without evidence of insurability, regardless of the Attained Age of the Insured on the date of Lapse. This option is available to the Insured, if requested within five months after termination, and we receive past due Premium. Termination of Rider This Rider and all rights under it will terminate upon the earliest of the following:a. the Monthly Anniversary Day on or next following the date on which the requirements under this Rider’s “Allocation Requirements Provisions” are no longer satisfied;b. the date the Policy terminates for any reason; orc. the date we receive your request to terminate this Rider.
Lincoln MoneyGuard Market Advantage 2024 | Dollar Cost Averaging
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Dollar Cost Averaging
Purpose of Benefit [Text Block]	An investment strategy that divides up the total amount to be invested in one or more Sub-Accounts over a specified period of time. This averages the purchase cost of the assets over time and helps to reduce the potential impact of market volatility.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Available at Policy purchase only. •In effect for 1st Policy Year or until funds are all moved. •Moves money from Fixed Account or Money Market Sub-Account to other Sub-Accounts. •Cannot move money to the same account money is being taken from. •Automatically moves to Automatic Rebalancing after 1st year.
Name of Benefit [Text Block]	Dollar Cost Averaging
Operation of Benefit [Text Block]	Dollar Cost Averaging systematically transfers amounts during the first Policy Year from the money market Sub-Account or the Fixed Account. Transfer allocations may be made to one or more of the Sub-Accounts (not the Fixed Account) on a monthly or quarterly basis. Such allocations may not be made to the same account from which amounts are to be transferred. These transfers do not count against the free transfers available. By making allocations on a regularly scheduled basis, instead of on a lump sum basis, you may reduce exposure to market volatility. Dollar Cost Averaging will not assure a profit or protect against a declining market.If Dollar Cost Averaging is desired, it must be elected at issue.Dollar Cost Averaging terminates automatically:1)if the value in the money market Sub-Account or the Fixed Account is insufficient to complete the next transfer;2)7 calendar days after our Administrative Office receives a request for termination in writing or by telephone, with adequate authentication;3)on the first Policy Anniversary; or4)if your Policy terminates.From time to time, we may offer special interest rate programs for Dollar Cost Averaging. Please consult your registered representative to determine the current availability and terms of these programs. We reserve the right to modify, suspend or terminate a Dollar Cost Averaging program. Any changes will not affect Owners currently participating in the Dollar Cost Averaging program.
Lincoln MoneyGuard Market Advantage 2024 | Automatic Rebalancing
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Automatic Rebalancing
Purpose of Benefit [Text Block]	To periodically restore Sub-Account exposure to a pre-determined level selected by the policyholder to reduce potential risk of exposure to market volatility.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Must be active to maintain the Value Protection Rider.•Is only available on a quarterly basis.
Name of Benefit [Text Block]	Automatic Rebalancing
Operation of Benefit [Text Block]	Automatic Rebalancing periodically restores to a pre-determined level the percentage of policy value allocated to the Fixed Account and each Sub-Account. The pre-determined level is the allocation initially selected on the allocation form provided by us, until changed by the Owner. You may elect to have Automatic Rebalancing on a quarterly, semi-annual or annual basis. Please note that maintaining Automatic Rebalancing on a quarterly basis and complying with the allocation requirements (the “Allocation Requirements”) described in this prospectus are required to keep the Value Protection Rider in force. When Automatic Rebalancing is in effect, all Net Premium Payments allocated to the Sub-Accounts and Fixed Account will be subject to Automatic Rebalancing. Transfers among the Sub-Accounts and the Fixed Account as a result of Automatic Rebalancing do not count against the number of free transfers available. Automatic Rebalancing provides a method for reestablishing fixed proportions among your allocations to your Sub-Accounts and Fixed Account on a systematic basis. Automatic Rebalancing helps to maintain your allocation among market segments, although it entails reducing your policy values allocated to the better performing segments. Therefore, you should carefully consider market conditions and the investment objectives of each Sub-Account and Underlying Fund at the time you make your Premium Payment allocations which will also be used for Automatic Rebalancing. If Dollar Cost Averaging is also elected, the first rebalancing will occur after the Dollar Cost Averaging process terminates. Automatic Rebalancing may be terminated, or the allocation may be changed at any time, by contacting our Administrative Office. Terminating Automatic Rebalancing will terminate the Value Protection Rider attached to your Policy. Refer to the “Other Benefits Available Under the Policy” section of this prospectus for more information.